MainStay Income Builder Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 53.7% †
Asset-Backed Securities 1.6%
Auto Floor Plan Asset-Backed Securities 0.4%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$2,395,000	$2,581,074
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class A 2.896% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		2,895,000	2,900,356
			5,481,430
Automobile Asset-Backed Securities 0.5%
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		1,725,000	1,725,138
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)		1,925,000	1,944,033
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4 3.15%, due 7/22/24		2,450,000	2,495,487
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24		1,695,000	1,726,826
			7,891,484
Credit Cards 0.1%
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04%, due 7/15/24		1,745,000	1,782,487

Home Equity 0.1%
Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)		61,702	62,721
Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.127%, due 2/25/34 (c)		379,961	386,408
Equity One Mortgage Pass-Through Trust Series 2003-3, Class AF4 5.495%, due 12/25/33 (c)		132,077	133,142
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.366% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		405,280	290,844
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.316% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		594,021	275,724
			1,148,839
Other Asset-Backed Securities 0.5%
American Tower Trust I Series 2013, Class 2A 3.07%, due 3/15/48 (a)		2,160,000	2,178,359
Daimler Trucks Retail Trust Series 2019-1, Class A3 2.77%, due 8/15/22 (a)		2,165,000	2,179,128
Verizon Owner Trust
Series 2018-1A, Class A1A 2.82%, due 9/20/22 (a)		1,895,000	1,905,401
Series 2019-A, Class A1A 2.93%, due 9/20/23		1,880,000	1,909,609
			8,172,497
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 2.841% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		126,223	125,751

Total Asset-Backed Securities (Cost $24,347,027)			24,602,488

Corporate Bonds 30.0%
Aerospace & Defense 0.2%
L3Harris Technologies, Inc. 4.40%, due 6/15/28		2,215,000	2,443,385

Agriculture 0.3%
Altria Group, Inc. 3.80%, due 2/14/24		3,260,000	3,393,819
JBS Investments II GmbH 7.00%, due 1/15/26 (Austria) (a)		1,170,000	1,252,485
			4,646,304
Airlines 0.9%
American Airlines Group, Inc. 4.625%, due 3/1/20 (a)		3,700,000	3,723,125
American Airlines, Inc.
Series 2016-2, Class AA, Pass Through Trust 3.20%, due 12/15/29		596,360	604,113
Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		857,922	888,807
Series 2016-2, Class AA, Pass Through Trust 3.65%, due 12/15/29		210,480	215,721
Continental Airlines, Inc. Series 2009-2, Class 2, Pass Through Trust 7.25%, due 5/10/21		1,266,117	1,279,918
Delta Air Lines, Inc. Series 2019-1, Class AA 3.204%, due 10/25/25		2,355,000	2,429,051
U.S. Airways Group, Inc.
Series 2012-1, Class A 5.90%, due 4/1/26		1,521,086	1,682,017
Series 2010-1, Class A 6.25%, due 10/22/24		725,290	789,696
United Airlines, Inc. Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		1,262,752	1,335,234
			12,947,682
Auto Manufacturers 0.7%
Daimler Finance North America LLC 3.115% (3 Month LIBOR + 0.55%), due 5/4/21 (Germany) (a)(b)		2,400,000	2,405,040
Ford Motor Credit Co. LLC
3.35%, due 11/1/22		820,000	819,173
4.25%, due 9/20/22		655,000	672,996
5.875%, due 8/2/21		350,000	368,027
General Motors Financial Co., Inc.
3.15%, due 6/30/22		900,000	906,856
3.20%, due 7/13/20		1,800,000	1,807,338
3.45%, due 4/10/22		3,800,000	3,848,633
			10,828,063
Banks 7.7%
Bank of America Corp.
2.738%, due 1/23/22 (d)		3,260,000	3,269,833
3.004%, due 12/20/23 (d)		1,794,000	1,818,892
3.194%, due 7/23/30 (d)		2,330,000	2,349,101
3.458%, due 3/15/25 (d)		1,700,000	1,756,959
3.499%, due 5/17/22 (d)		4,490,000	4,567,965
3.50%, due 4/19/26		415,000	433,504
4.20%, due 8/26/24		2,615,000	2,775,921
5.797% (3 Month LIBOR + 3.387%), due 9/3/19 (b)(e)(f)		575,000	576,012
6.30%, due 3/10/26 (d)(f)		2,085,000	2,335,200
8.57%, due 11/15/24		485,000	608,913
Barclays Bank PLC (United Kingdom)
2.75%, due 11/8/19		936,000	935,114
5.14%, due 10/14/20		785,000	804,892
BB&T Corp. 3.05%, due 6/20/22		1,670,000	1,700,234
Citibank N.A.
2.125%, due 10/20/20		4,590,000	4,581,557
3.40%, due 7/23/21		3,585,000	3,654,397
Citigroup, Inc.
3.352%, due 4/24/25 (d)		2,565,000	2,633,791
3.668%, due 7/24/28 (d)		1,180,000	1,231,210
3.98%, due 3/20/30 (d)		2,370,000	2,532,480
4.05%, due 7/30/22		105,000	109,179
5.30%, due 5/6/44		1,200,000	1,452,371
6.625%, due 6/15/32		770,000	1,002,011
6.875%, due 6/1/25		1,715,000	2,049,348
Citizens Financial Group, Inc. 4.30%, due 12/3/25		3,405,000	3,593,884
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (d)		880,000	886,653
2.908%, due 6/5/23 (d)		800,000	806,527
3.50%, due 11/16/26		1,085,000	1,114,978
3.688% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		2,245,000	2,250,205
5.25%, due 7/27/21		805,000	847,465
6.75%, due 10/1/37		829,000	1,099,190
HSBC Holdings PLC 3.973%, due 5/22/30 (United Kingdom) (d)		1,190,000	1,245,078
Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,535,000	3,572,346
JPMorgan Chase & Co. (d)
3.207%, due 4/1/23		3,915,000	3,983,153
3.54%, due 5/1/28		2,970,000	3,102,860
Lloyds Banking Group PLC (United Kingdom)
4.582%, due 12/10/25		1,633,000	1,696,894
4.65%, due 3/24/26		3,090,000	3,212,390
Morgan Stanley
3.125%, due 1/23/23		4,435,000	4,517,775
3.875%, due 1/27/26		465,000	492,245
4.875%, due 11/1/22		1,125,000	1,201,721
5.00%, due 11/24/25		2,855,000	3,155,073
5.913% (3 Month LIBOR + 3.61%), due 10/15/19 (b)(f)		1,890,000	1,894,725
7.25%, due 4/1/32		3,490,000	4,946,727
PNC Bank N.A. 2.55%, due 12/9/21		2,185,000	2,195,067
PNC Financial Services Group, Inc. 3.45%, due 4/23/29		3,070,000	3,221,710
Royal Bank of Scotland Group PLC 6.00%, due 12/19/23 (United Kingdom)		190,000	205,020
Santander Holdings USA, Inc. 2.65%, due 4/17/20		3,875,000	3,874,414
State Street Corp. 2.55%, due 8/18/20		2,605,000	2,611,619
Toronto-Dominion Bank 3.15%, due 9/17/20 (Canada)		4,255,000	4,299,380
U.S. Bank N.A. 2.812% (3 Month LIBOR + 0.29%), due 5/21/21 (b)		2,655,000	2,656,279
Wachovia Corp. 5.50%, due 8/1/35		315,000	382,072
Wells Fargo & Co. 4.90%, due 11/17/45		55,000	64,298
Wells Fargo Bank N.A.
2.60%, due 1/15/21		2,595,000	2,604,200
3.55%, due 8/14/23		1,815,000	1,890,454
5.85%, due 2/1/37		140,000	181,729
Westpac Banking Corp. 4.875%, due 11/19/19 (Australia)		5,200,000	5,240,089
			116,225,104
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, due 1/23/25		635,000	683,486
4.75%, due 1/23/29		1,275,000	1,452,407
Diageo Capital PLC 2.76% (3 Month LIBOR + 0.24%), due 5/18/20 (United Kingdom) (b)		2,420,000	2,422,046
			4,557,939
Biotechnology 0.5%
Biogen, Inc. 3.625%, due 9/15/22		3,480,000	3,591,618
Celgene Corp. 3.625%, due 5/15/24		3,600,000	3,750,720
			7,342,338
Building Materials 0.5%
Cemex S.A.B. de C.V. 3.125%, due 3/19/26 (Mexico) (a)	EUR	4,255,000	4,902,608
Standard Industries, Inc. 5.375%, due 11/15/24 (a)		$2,580,000	2,644,474
			7,547,082
Chemicals 0.6%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (France) (a)		1,725,000	1,704,072
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherlands) (a)		4,275,000	4,316,468
Huntsman International LLC 4.50%, due 5/1/29		1,862,000	1,918,450
Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (a)		1,800,000	1,820,790
			9,759,780
Commercial Services 0.3%
Cintas Corp. No 2 3.70%, due 4/1/27		2,740,000	2,934,147
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		1,805,000	1,807,256
			4,741,403
Computers 0.6%
Apple, Inc. 2.75%, due 1/13/25		1,990,000	2,030,191
Dell International LLC / EMC Corp. 5.30%, due 10/1/29 (a)		2,145,000	2,281,396
Hewlett Packard Enterprise Co. 2.10%, due 10/4/19 (a)		1,910,000	1,908,076
International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,554,565
			8,774,228
Diversified Financial Services 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.45%, due 12/16/21		1,465,000	1,515,000
4.625%, due 10/30/20		4,265,000	4,366,362
Air Lease Corp.
2.125%, due 1/15/20		1,950,000	1,945,955
2.75%, due 1/15/23		1,850,000	1,847,810
3.50%, due 1/15/22		890,000	911,676
4.25%, due 9/15/24		1,185,000	1,253,642
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		1,650,000	1,724,250
Ally Financial, Inc.
3.875%, due 5/21/24		810,000	836,325
8.00%, due 11/1/31		1,635,000	2,185,178
Capital One Financial Corp. 4.20%, due 10/29/25		435,000	457,170
Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,547,954
Springleaf Finance Corp. 6.125%, due 3/15/24		540,000	585,056
			19,176,378
Electric 1.3%
AEP Transmission Co. LLC 3.10%, due 12/1/26		2,350,000	2,406,107
CMS Energy Corp.
3.875%, due 3/1/24		1,540,000	1,608,338
5.05%, due 3/15/22		1,220,000	1,294,199
Connecticut Light & Power Co. 4.00%, due 4/1/48		1,145,000	1,278,887
Duquesne Light Holdings, Inc. (a)
3.616%, due 8/1/27		2,265,000	2,287,886
6.40%, due 9/15/20		2,590,000	2,687,454
Entergy Louisiana LLC 4.00%, due 3/15/33		2,200,000	2,442,807
Evergy, Inc. 5.292%, due 6/15/22 (c)		1,130,000	1,201,564
Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,235,000	2,286,850
Puget Energy, Inc. 5.625%, due 7/15/22		815,000	871,183
Southern California Edison Co. 3.70%, due 8/1/25		870,000	906,961
WEC Energy Group, Inc. 4.631% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		1,095,000	910,164
			20,182,400
Environmental Controls 0.3%
Republic Services, Inc. 4.75%, due 5/15/23		1,615,000	1,735,901
Waste Management, Inc. 2.40%, due 5/15/23		2,275,000	2,277,447
			4,013,348
Food 0.9%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		1,230,000	1,230,000
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (Ireland) (a)		2,899,000	2,928,435
Nestle Holdings, Inc. 3.10%, due 9/24/21 (a)		2,975,000	3,027,444
Smithfield Foods, Inc. (a)
2.70%, due 1/31/20		1,690,000	1,685,973
3.35%, due 2/1/22		1,575,000	1,573,197
Tyson Foods, Inc. 3.95%, due 8/15/24		2,255,000	2,383,270
			12,828,319
Gas 0.1%
Southern California Gas Co. 4.30%, due 1/15/49		845,000	947,090

Health Care - Products 0.5%
Becton Dickinson & Co.
3.70%, due 6/6/27		1,441,000	1,508,853
4.669%, due 6/6/47		1,635,000	1,842,327
Stryker Corp. 2.625%, due 3/15/21		3,395,000	3,405,097
			6,756,277
Health Care - Services 0.0% ‡
Cigna Holding Co. 4.375%, due 12/15/20		270,000	275,286

Holding Company - Diversified 0.2%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (a)		2,620,000	2,666,790

Home Builders 0.3%
Lennar Corp.
4.50%, due 11/15/19		750,000	750,937
5.875%, due 11/15/24		1,345,000	1,472,775
MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,777,500
			5,001,212
Insurance 2.3%
Alterra Finance LLC 6.25%, due 9/30/20		200,000	208,103
AXA Equitable Holdings, Inc. 5.00%, due 4/20/48		2,305,000	2,442,788
Jackson National Life Global Funding (a)
2.20%, due 1/30/20		3,580,000	3,575,665
2.931% (3 Month LIBOR + 0.48%), due 6/11/21 (b)		3,660,000	3,671,452
Liberty Mutual Group, Inc. 4.25%, due 6/15/23 (a)		850,000	896,418
Lincoln National Corp. 3.625%, due 12/12/26		3,400,000	3,550,318
MassMutual Global Funding II (a)
2.50%, due 10/17/22		3,347,000	3,354,317
2.95%, due 1/11/25		1,105,000	1,124,336
Metropolitan Life Global Funding I 1.75%, due 9/19/19 (a)		2,250,000	2,247,979
Oil Insurance, Ltd. 5.301% (3 Month LIBOR + 2.982%), due 9/30/19 (Bermuda) (a)(b)(f)		1,320,000	1,281,780
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		940,000	980,965
Pricoa Global Funding I 2.55%, due 11/24/20 (a)		2,135,000	2,140,932
Principal Life Global Funding II 2.375%, due 11/21/21 (a)		4,070,000	4,064,428
Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,475,863
Prudential Financial, Inc. 5.625%, due 6/15/43 (d)		1,405,000	1,503,224
Voya Financial, Inc. 3.65%, due 6/15/26		690,000	719,807
			34,238,375
Internet 0.4%
Expedia Group, Inc.
3.80%, due 2/15/28		440,000	451,897
5.00%, due 2/15/26		60,000	65,944
GrubHub Holdings, Inc. 5.50%, due 7/1/27 (a)		1,445,000	1,482,946
Tencent Holdings, Ltd. (China) (a)
3.595%, due 1/19/28		1,475,000	1,520,982
3.925%, due 1/19/38		1,910,000	1,976,107
Weibo Corp. 3.50%, due 7/5/24		1,190,000	1,194,304
			6,692,180
Iron & Steel 0.3%
ArcelorMittal 4.55%, due 3/11/26 (Luxembourg)		2,040,000	2,136,721
Vale Overseas, Ltd. (Brazil)
6.25%, due 8/10/26		1,115,000	1,255,490
6.875%, due 11/21/36		864,000	1,045,319
			4,437,530
Lodging 0.5%
Las Vegas Sands Corp. 3.20%, due 8/8/24		1,415,000	1,421,496
Marriott International, Inc.
2.30%, due 1/15/22		2,450,000	2,438,007
7.15%, due 12/1/19		1,900,000	1,927,993
Sands China, Ltd. (Macao)
4.60%, due 8/8/23		810,000	860,861
5.125%, due 8/8/25		1,310,000	1,440,083
			8,088,440
Machinery - Construction & Mining 0.3%
Caterpillar Financial Services Corp. 2.90%, due 3/15/21		4,990,000	5,044,560

Machinery - Diversified 0.4%
CNH Industrial Capital LLC
4.20%, due 1/15/24		1,435,000	1,501,084
4.875%, due 4/1/21		3,945,000	4,081,458
John Deere Capital Corp. 3.65%, due 10/12/23		610,000	643,091
			6,225,633
Media 1.0%
Comcast Corp.
3.45%, due 10/1/21		5,085,000	5,212,475
4.70%, due 10/15/48		1,410,000	1,655,439
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)		645,000	659,109
Grupo Televisa S.A.B. 5.25%, due 5/24/49 (Mexico)		1,230,000	1,281,911
NBC Universal Media LLC 5.15%, due 4/30/20		160,000	163,211
Sky, Ltd. 3.75%, due 9/16/24 (United Kingdom) (a)		950,000	1,007,213
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		800,000	943,065
UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (a)		2,050,000	2,101,250
Virgin Media Secured Finance PLC 5.25%, due 1/15/26 (United Kingdom) (a)		1,860,000	1,901,850
			14,925,523
Metal Fabricate & Hardware 0.3%
Precision Castparts Corp. 3.25%, due 6/15/25		4,040,000	4,201,268

Mining 0.1%
Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (a)		1,295,000	1,392,808

Miscellaneous - Manufacturing 0.2%
Textron Financial Corp. 4.253% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		3,540,000	2,738,190

Oil & Gas 0.6%
Cenovus Energy, Inc. 4.25%, due 4/15/27 (Canada)		955,000	983,657
Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (Luxembourg) (a)		2,065,000	2,645,843
Marathon Petroleum Corp. 5.125%, due 12/15/26		1,260,000	1,393,637
Petrobras Global Finance B.V. 7.375%, due 1/17/27 (Brazil)		1,368,000	1,616,566
Valero Energy Corp.
4.00%, due 4/1/29		1,435,000	1,496,921
6.625%, due 6/15/37		1,050,000	1,342,925
			9,479,549
Packaging & Containers 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (New Zealand)
5.125%, due 7/15/23 (a)		2,700,000	2,747,250
5.75%, due 10/15/20		1,938,215	1,945,251
			4,692,501
Pharmaceuticals 0.6%
Allergan Funding SCS 3.45%, due 3/15/22		2,715,000	2,765,754
Bausch Health Cos., Inc. 5.75%, due 8/15/27 (a)		1,075,000	1,131,437
Bristol-Myers Squibb Co. 3.40%, due 7/26/29 (a)		1,770,000	1,850,029
GlaxoSmithKline Capital PLC 2.878% (3 Month LIBOR + 0.35%), due 5/14/21 (United Kingdom) (b)		3,465,000	3,473,753
			9,220,973
Pipelines 0.8%
Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 5.50%, due 10/15/19		1,845,000	1,850,653
Columbia Pipeline Group, Inc. 3.30%, due 6/1/20		2,995,000	3,010,701
Enterprise Products Operating LLC
3.125%, due 7/31/29		1,595,000	1,604,109
4.20%, due 1/31/50		405,000	412,844
MPLX, L.P. 4.875%, due 6/1/25		100,000	108,920
Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (a)		880,000	934,844
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,885,832
Transcontinental Gas Pipe Line Co. LLC 4.60%, due 3/15/48		2,340,000	2,486,568
			12,294,471
Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, Inc. 3.375%, due 8/15/31		1,290,000	1,313,505
American Tower Corp. 3.375%, due 10/15/26		2,945,000	3,015,744
Crown Castle International Corp.
3.40%, due 2/15/21		2,080,000	2,104,366
5.25%, due 1/15/23		3,510,000	3,808,568
Digital Realty Trust, L.P.
2.75%, due 2/1/23		140,000	139,936
3.60%, due 7/1/29		2,985,000	3,041,391
3.70%, due 8/15/27		500,000	518,016
GLP Capital, L.P. / GLP Financing II, Inc. 4.875%, due 11/1/20		2,675,000	2,725,022
Kilroy Realty, L.P. 3.45%, due 12/15/24		2,060,000	2,118,132
Welltower, Inc. 4.00%, due 6/1/25		890,000	940,500
			19,725,180
Retail 0.8%
Alimentation Couche-Tard, Inc. 3.55%, due 7/26/27 (Canada) (a)		2,700,000	2,760,938
CVS Health Corp.
4.00%, due 12/5/23		3,725,000	3,897,940
4.78%, due 3/25/38		1,110,000	1,177,253
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(g)		144,663	155,281
McDonald's Corp. 3.35%, due 4/1/23		2,875,000	2,979,569
Starbucks Corp. 4.45%, due 8/15/49		1,305,000	1,434,025
			12,405,006
Savings & Loans 0.2%
Nationwide Building Society 3.96%, due 7/18/30 (United Kingdom) (a)(d)		2,440,000	2,458,490

Semiconductors 0.3%
Broadcom, Inc. 3.125%, due 10/15/22 (a)		2,405,000	2,413,262
NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (Netherlands) (a)		1,610,000	1,683,829
			4,097,091
Software 0.3%
Fiserv, Inc.
2.75%, due 7/1/24		825,000	831,187
3.20%, due 7/1/26		525,000	535,707
salesforce.com, Inc.
3.25%, due 4/11/23		1,300,000	1,346,897
3.70%, due 4/11/28		1,915,000	2,072,322
			4,786,113
Telecommunications 1.4%
AT&T, Inc.
3.616% (3 Month LIBOR + 1.18%), due 6/12/24 (b)		2,005,000	2,042,032
4.35%, due 3/1/29		795,000	858,556
4.90%, due 8/15/37		1,840,000	2,008,456
CommScope Technologies LLC 6.00%, due 6/15/25 (a)		850,000	773,500
CommScope, Inc. 5.00%, due 6/15/21 (a)		3,090,000	3,090,000
Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		2,680,000	2,874,454
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		4,170,000	4,383,713
Telefonica Emisiones SAU (Spain)
5.134%, due 4/27/20		2,425,000	2,469,600
5.462%, due 2/16/21		395,000	412,188
Verizon Communications, Inc. 3.618% (3 Month LIBOR + 1.10%), due 5/15/25 (b)		2,705,000	2,750,750
			21,663,249
Transportation 0.1%
XPO Logistics, Inc. 6.50%, due 6/15/22 (a)		761,000	773,085

Total Corporate Bonds (Cost $439,066,285)			451,240,623

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	1,186,000	1,652,165

Total Foreign Bonds (Cost $1,908,426)			1,652,165

Loan Assignments 0.9% (b)
Advertising 0.1%
Outfront Media Capital LLC 2017 Term Loan B 4.36% (1 Month LIBOR + 2.00%), due 3/18/24		$2,035,821	2,032,853

Commercial Services 0.1%
Global Payments, Inc. 2018 Term Loan B3 3.984% (1 Month LIBOR + 1.75%), due 4/21/23		1,309,850	1,309,304

Environmental Controls 0.3%
Advanced Disposal Services, Inc. Term Loan B3 4.599% (1 Week LIBOR + 2.25%), due 11/10/23		4,234,205	4,240,980

Household Products & Wares 0.1%
Prestige Brands, Inc. Term Loan B4 4.234% (1 Month LIBOR + 2.00%), due 1/26/24		1,245,793	1,243,613

Telecommunications 0.2%
Level 3 Financing, Inc. 2017 Term Loan B 4.484% (1 Month LIBOR + 2.25%), due 2/22/24		3,175,000	3,175,990

Transportation 0.1%
XPO Logistics, Inc. 2018 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 2/24/25		1,575,000	1,575,657

Total Loan Assignments (Cost $13,575,587)			13,578,397

Mortgage-Backed Securities 6.8%
Agency (Collateralized Mortgage Obligations) 4.2%
Federal Home Loan Mortgage Corporation
REMIC Series 4691, Class HA 2.50%, due 6/15/40		2,378,807	2,369,064
REMIC, Series 4900, Class BE 3.00%, due 3/25/49 (g)		2,450,000	2,494,590
Series 2019-1, Class A1 3.50%, due 5/25/29		1,762,249	1,827,456
REMIC Series 4818, Class BD 3.50%, due 3/15/45		2,339,243	2,415,965
REMIC Series 4884, Class BA 3.50%, due 6/15/48		2,026,024	2,099,363
REMIC Series 4888, Class BA 3.50%, due 9/15/48		1,613,729	1,674,558
REMIC Series 4877, Class AT 3.50%, due 11/15/48		2,359,671	2,468,357
REMIC Series 4877, Class BE 3.50%, due 11/15/48		3,131,427	3,270,516
Federal National Mortgage Association
REMIC Series 2013-77, Class CY 3.00%, due 7/25/43		1,902,000	1,941,436
Series 2019-25, Class PA 3.00%, due 5/25/48		1,979,077	2,006,633
Series 2019-13, Class PE 3.00%, due 3/25/49		2,507,292	2,544,866
REMIC Series 2019-13, Class CA 3.50%, due 4/25/49		3,747,617	3,904,406
Government National Mortgage Association
Series 2017-123, Class AB 2.50%, due 1/20/47		1,973,085	1,963,118
Series 2014-91, Class MA 3.00%, due 1/16/40		2,222,906	2,273,631
Series 2018-127, Class PB 3.00%, due 9/20/47		5,229,024	5,319,700
REMIC Series 2019-29, Class AP 3.00%, due 10/20/48		3,423,183	3,448,198
Series 2019-29, Class CB 3.00%, due 10/20/48		1,822,415	1,852,653
Series 2019-52, Class JL 3.00%, due 11/20/48		2,004,389	2,041,394
Series 2019-59, Class KA 3.00%, due 12/20/48		3,442,826	3,510,216
Series 2019-43, Class PL 3.00%, due 4/20/49		4,010,237	4,080,700
Series 2019-74, Class AT 3.00%, due 6/20/49		2,690,592	2,747,539
Series 2013-149, Class BA 3.25%, due 8/16/41		6,316,601	6,513,890
			62,768,249
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.0%
Bank Series 2019-BN19, Class A2 2.926%, due 8/15/61		3,075,000	3,115,835
Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.496% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		85,860	83,527
Benchmark Mortgage Trust Series 2019-B12, Class A5 3.116%, due 8/15/52		2,852,000	2,944,334
BX Commercial Mortgage Trust Series 2018-IND, Class A 3.075% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)		2,062,794	2,062,791
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		806,658	832,848
FREMF Mortgage Trust (a)(h)
Series 2013-K33, Class B 3.499%, due 8/25/46		2,701,000	2,794,297
Series 2013-K35, Class B 3.94%, due 8/25/23		1,735,000	1,823,846
GS Mortgage Securities Trust Series 2019-GC40, Class A4 3.16%, due 7/10/52		2,002,000	2,068,139
Hawaii Hotel Trust Series 2019-MAUI, Class A 3.475% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		1,630,000	1,631,513
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		1,935,000	2,003,646
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, due 12/15/46		1,695,000	1,812,611
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A4 3.227%, due 10/15/48		2,400,000	2,486,074
Wells Fargo Commercial Mortgage Trust (a)(h)
Series 2018-1745, Class A 3.749%, due 6/15/36		3,150,000	3,376,337
Series 2018-AUS, Class A 4.058%, due 8/17/36		3,000,000	3,284,062
			30,319,860
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Chase Home Lending Mortgage Trust (a)(i)
Series 2019-ATR2, Class A3 3.50%, due 7/25/49 (g)		1,790,000	1,808,974
Series 2019-ATR1, Class A4 4.00%, due 4/25/49		2,472,439	2,505,664
JP Morgan Mortgage Trust (a)(i)
Series 2019-2, Class A4 4.00%, due 8/25/49		1,627,067	1,648,932
Series 2019-3, Class A3 4.00%, due 9/25/49		1,641,546	1,677,240
Series 2019-5, Class A4 4.00%, due 11/25/49		1,414,919	1,434,781
			9,075,591

Total Mortgage-Backed Securities (Cost $100,603,747)			102,163,700

U.S. Government & Federal Agencies 14.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.3%
3.00%, due 12/1/47		6,179,911	6,271,668
3.50%, due 1/1/48		11,218,088	11,592,708
3.50%, due 9/1/48		1,595,199	1,638,443
4.00%, due 2/1/49		1,764,218	1,833,065
4.00%, due 3/1/49		5,732,142	5,945,231
4.50%, due 11/1/48		10,834,035	11,501,351
5.00%, due 12/1/44		4,148,309	4,516,335
5.00%, due 12/1/48		6,174,639	6,560,125
			49,858,926
Federal National Mortgage Association (Mortgage Pass-Through Securities) 6.9%
2.50%, due 12/1/37		3,165,156	3,155,487
3.00%, due 10/1/48		2,340,530	2,364,886
3.50%, due 3/1/37		5,148,905	5,362,075
3.50%, due 2/1/42		3,457,180	3,591,051
3.50%, due 8/1/46		7,484,021	7,783,027
3.50%, due 3/1/49 TBA (j)		12,607,000	12,913,311
4.00%, due 4/1/48		11,247,368	11,697,626
4.00%, due 5/1/48		5,131,320	5,336,361
4.00%, due 9/1/48		7,175,706	7,524,277
4.00%, due 1/1/49		1,816,320	1,912,593
4.00%, due 2/1/49		2,526,019	2,621,300
4.00%, due 2/1/49		1,406,920	1,458,977
4.00%, due 4/1/49		12,973,501	13,432,771
4.50%, due 7/1/48		8,469,379	8,921,435
4.50%, due 1/1/49		9,939,248	10,456,925
5.00%, due 9/1/33		4,998,690	5,450,822
			103,982,924
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
6.50%, due 4/15/29		12	13
6.50%, due 8/15/29		8	9
			22
United States Treasury Bonds 3.1%
2.875%, due 5/15/49		16,200,000	17,377,664
3.75%, due 11/15/43		5,715,000	7,033,022
4.375%, due 11/15/39		15,015,000	19,942,970
5.00%, due 5/15/37		1,405,000	1,978,141
			46,331,797
United States Treasury Notes 0.1%
2.375%, due 5/15/29		1,170,000	1,206,562

United States Treasury Inflation - Indexed Notes 0.9% (k)
0.75%, due 7/15/28		4,264,227	4,449,402
0.875%, due 1/15/29		8,721,690	9,193,510
			13,642,912

Total U.S. Government & Federal Agencies (Cost $208,723,172)			215,023,143

Total Long-Term Bonds (Cost $788,224,244)			808,260,516

	Shares
Common Stocks 42.9%
Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom)	1,169,529	7,775,276
Lockheed Martin Corp.	16,245	5,883,452
		13,658,728
Air Freight & Logistics 0.7%
Deutsche Post A.G., Registered (Germany)	195,266	6,366,072
United Parcel Service, Inc., Class B	40,278	4,812,013
		11,178,085
Auto Components 0.4%
Cie Generale des Etablissements Michelin SCA (France)	50,737	5,612,339

Banks 2.3%
BB&T Corp.	96,401	4,967,544
Commonwealth Bank of Australia (Australia)	69,875	3,924,535
Lloyds Banking Group PLC (United Kingdom)	6,923,728	4,484,395
People's United Financial, Inc.	225,872	3,708,818
Royal Bank of Canada (Canada)	61,330	4,843,016
Svenska Handelsbanken A.B., Class A (Sweden)	372,300	3,352,970
Wells Fargo & Co.	86,003	4,163,405
Westpac Banking Corp. (Australia)	264,148	5,162,536
		34,607,219
Beverages 0.7%
Coca-Cola Co.	93,687	4,930,747
PepsiCo., Inc.	42,504	5,432,436
		10,363,183
Biotechnology 0.3%
AbbVie, Inc.	71,091	4,736,082

Capital Markets 0.8%
BlackRock, Inc.	8,901	4,162,820
CME Group, Inc.	20,918	4,066,878
Macquarie Group, Ltd. (Australia)	42,726	3,733,352
		11,963,050
Chemicals 1.4%
BASF S.E. (Germany)	83,169	5,557,223
Dow, Inc. (l)	101,920	4,937,005
LyondellBasell Industries N.V., Class A	51,628	4,320,747
Nutrien, Ltd. (Canada)	103,923	5,696,020
		20,510,995
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (e)	10	113

Communications Equipment 0.5%
Cisco Systems, Inc.	130,850	7,249,090

Construction & Engineering 0.4%
Vinci S.A. (France)	56,523	5,792,866

Diversified Telecommunication Services 2.9%
AT&T, Inc.	300,644	10,236,928
BCE, Inc. (Canada)	260,746	11,782,764
Singapore Telecommunications, Ltd. (Singapore)	1,656,915	4,002,348
TELUS Corp. (Canada)	180,612	6,492,069
Verizon Communications, Inc.	194,050	10,725,144
		43,239,253
Electric Utilities 3.6%
American Electric Power Co., Inc.	69,430	6,096,648
Duke Energy Corp.	128,180	11,115,770
Entergy Corp.	107,039	11,305,459
FirstEnergy Corp.	243,675	10,714,390
PPL Corp.	226,540	6,712,380
Terna Rete Elettrica Nazionale S.p.A. (Italy)	1,283,581	7,811,954
		53,756,601
Electrical Equipment 0.9%
Eaton Corp. PLC	100,140	8,230,507
Emerson Electric Co.	82,115	5,327,621
		13,558,128
Equity Real Estate Investment Trusts 1.9%
Iron Mountain, Inc.	208,292	6,125,868
Public Storage	18,692	4,537,670
Unibail-Rodamco-Westfield (France)	40,946	5,484,596
Welltower, Inc.	142,199	11,819,581
		27,967,715
Food Products 0.8%
Nestle S.A., Registered (Switzerland)	54,298	5,761,966
Orkla ASA (Norway)	664,489	5,639,626
		11,401,592
Gas Utilities 0.9%
Naturgy Energy Group S.A. (Spain)	157,999	3,999,284
Snam S.p.A. (Italy)	1,865,955	9,156,253
		13,155,537
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp.	113,937	6,886,353
McDonald's Corp.	27,149	5,720,837
		12,607,190
Household Durables 0.3%
Leggett & Platt, Inc.	112,380	4,491,829

Household Products 0.8%
Kimberly-Clark Corp.	47,845	6,490,174
Procter & Gamble Co.	49,625	5,857,735
		12,347,909
Industrial Conglomerates 0.5%
3M Co.	21,279	3,717,867
Siemens A.G., Registered (Germany)	34,270	3,761,942
		7,479,809
Insurance 4.1%
Allianz S.E., Registered (Germany)	51,183	11,931,790
Arthur J. Gallagher & Co.	45,174	4,085,085
Assicurazioni Generali S.p.A. (Italy)	361,619	6,731,715
AXA S.A. (France)	468,658	11,845,079
MetLife, Inc.	143,980	7,115,491
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)	49,847	12,016,904
SCOR S.E. (France)	90,794	3,732,332
Tokio Marine Holdings, Inc. (Japan)	86,500	4,591,552
		62,049,948
IT Services 0.3%
International Business Machines Corp.	33,380	4,948,251

Media 0.0% ‡
ION Media Networks, Inc. (g)(l)(m)(n)(o)	12	4,760

Multi-Utilities 1.7%
Ameren Corp.	68,763	5,204,671
Dominion Energy, Inc.	105,481	7,836,184
National Grid PLC (United Kingdom)	786,883	8,087,634
WEC Energy Group, Inc.	59,861	5,115,721
		26,244,210
Multiline Retail 0.3%
Target Corp.	57,952	5,007,053

Oil, Gas & Consumable Fuels 4.4%
Chevron Corp.	48,506	5,971,574
Enterprise Products Partners, L.P.	289,517	8,717,357
Exxon Mobil Corp.	95,912	7,132,016
Magellan Midstream Partners, L.P.	87,233	5,769,590
Occidental Petroleum Corp.	110,822	5,691,818
Pembina Pipeline Corp. (Canada)	194,472	7,056,572
Phillips 66	65,086	6,675,220
Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)	160,447	10,090,512
TOTAL S.A. (France)	184,703	9,570,728
		66,675,387
Personal Products 0.5%
Unilever PLC (United Kingdom)	133,966	8,068,556

Pharmaceuticals 4.3%
AstraZeneca PLC, Sponsored ADR (United Kingdom)	192,492	8,356,078
GlaxoSmithKline PLC (United Kingdom)	409,686	8,477,859
Johnson & Johnson	34,047	4,433,600
Merck & Co., Inc.	71,235	5,911,793
Novartis A.G., Registered (Switzerland)	95,467	8,754,238
Pfizer, Inc.	211,630	8,219,709
Roche Holding A.G. (Switzerland)	25,368	6,792,399
Sanofi (France)	93,464	7,798,514
Takeda Pharmaceutical Co., Ltd. (Japan)	159,300	5,511,635
		64,255,825
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc.	12,684	3,678,233
Intel Corp.	79,890	4,038,439
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	91,239	3,889,519
Texas Instruments, Inc.	59,416	7,427,594
		19,033,785
Software 0.7%
Micro Focus International PLC (United Kingdom)	202,061	4,234,786
Microsoft Corp.	42,042	5,729,064
		9,963,850
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co., Ltd., GDR (Republic of Korea) (a)	4,953	4,784,598

Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	237,667	3,824,062

Tobacco 2.3%
Altria Group, Inc.	185,149	8,714,963
British American Tobacco PLC (United Kingdom)	180,698	6,447,900
British American Tobacco PLC, Sponsored ADR (United Kingdom)	64,757	2,305,997
Imperial Brands PLC (United Kingdom)	312,661	7,908,759
Philip Morris International, Inc.	103,478	8,651,796
		34,029,415
Trading Companies & Distributors 0.3%
Watsco, Inc.	26,704	4,342,604

Wireless Telecommunication Services 0.4%
Rogers Communications, Inc., Class B (Canada)	118,604	6,156,660

Total Common Stocks (Cost $610,670,853)		645,066,277

Short-Term Investments 3.1%
Affiliated Investment Company 3.0%
MainStay U.S. Government Liquidity Fund, 2.07% (p)	45,891,768	45,891,768

Total Affiliated Investment Company (Cost $45,891,768)		45,891,768

Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (p)(q)	80,421	80,421

Total Unaffiliated Investment Company (Cost $80,421)		80,421

	Principal Amount
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.50%, dated 7/31/19 due 8/1/19 Proceeds at Maturity $2,244,671 (Collateralized by a United States Treasury Note with rate of 2.25% and a maturity date of 3/31/21, with a Principal Amount of $2,265,000 and a Market Value of $2,294,551)	$2,244,640	2,244,640

Total Repurchase Agreement (Cost $2,244,640)		2,244,640

Total Short-Term Investments (Cost $48,216,829)		48,216,829

Total Investments (Cost $1,447,111,926)	99.7%	1,501,543,622

Other Assets, Less Liabilities	0.3	3,873,941
Net Assets	100.0%	$1,505,417,563

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(c)	Step coupon - Rate shown was the rate in effect as of July 31, 2019.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2019.
(e)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $78,776. The Fund received cash collateral with a value of $80,421.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2019, the total market value of fair valued securities was $4,463,605, which represented 0.3% of the Fund's net assets.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2019.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2019, the total net market value of these securities was $12,913,311, which represented 0.9% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Illiquid security - As of July 31, 2019, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $4,760, which represented less than one-tenth of a percent of the Fund's net assets.
(o)	Restricted security.
(p)	Current yield as of July 31, 2019.
(q)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts

As of July 31, 2019, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	5,988,000,000	USD	53,949,834	JPMorgan Chase Bank N.A.	8/1/19	$1,091,990
USD	18,561,205	CAD	24,302,000	JPMorgan Chase Bank N.A.	11/1/19	118,464
USD	66,206,623	EUR	58,730,000	JPMorgan Chase Bank N.A.	8/1/19	1,192,486
USD	68,171,774	EUR	60,325,000	JPMorgan Chase Bank N.A.	11/1/19	903,431
USD	44,976,298	GBP	34,600,000	JPMorgan Chase Bank N.A.	8/1/19	2,899,248
USD	44,265,503	GBP	35,331,000	JPMorgan Chase Bank N.A.	11/1/19	1,114,903
USD	55,523,102	JPY	5,988,000,000	JPMorgan Chase Bank N.A.	8/1/19	481,278
Total unrealized appreciation						7,801,800
CAD	24,000,000	USD	18,306,776	JPMorgan Chase Bank N.A.	8/1/19	(122,202)
EUR	58,730,000	USD	65,900,933	JPMorgan Chase Bank N.A.	8/1/19	(886,797)
GBP	34,600,000	USD	43,182,530	JPMorgan Chase Bank N.A.	8/1/19	(1,105,480)
JPY	5,988,000,000	USD	55,899,143	JPMorgan Chase Bank N.A.	11/1/19	(484,919)
USD	17,896,158	CAD	24,000,000	JPMorgan Chase Bank N.A.	8/1/19	(288,416)
Total unrealized depreciation						(2,887,814)
Net unrealized appreciation						$4,913,986

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of July 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
5-Year United States Treasury Note	(26)	September 2019	$(3,063,881)	$(3,056,422)	$7,459
10-Year United States Treasury Note	437	September 2019	54,448,461	55,683,359	1,234,898
Nikkei 225	575	September 2019	55,432,653	56,474,630	1,041,977
S&P 500 Index Mini	1,125	September 2019	163,040,265	167,754,375	4,714,110
United States Treasury Bond	26	September 2019	3,909,248	4,045,438	136,190
United States Treasury Ultra Bond	240	September 2019	40,373,688	42,615,000	2,241,312
Total Long Contracts					9,375,946

Short Contracts
2-Year United States Treasury Note	(17)	September 2019	(3,628,666)	(3,644,906)	(16,240)
10-Year United States Treasury Ultra Note	(33)	September 2019	(4,512,071)	(4,548,844)	(36,773)
Total Short Contracts					(53,013)
Net Unrealized Appreciation					$9,322,933

1.	As of July 31, 2019, cash in the amount of $10,861,883 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
TBA	—To Be Announced
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$24,602,488	$—	$24,602,488
Corporate Bonds	—	451,240,623	—	451,240,623
Foreign Bonds	—	1,652,165	—	1,652,165
Loan Assignments	—	13,578,397	—	13,578,397
Mortgage-Backed Securities	—	102,163,700	—	102,163,700
U.S. Government & Federal Agencies	—	215,023,143	—	215,023,143
Total Long-Term Bonds	—	808,260,516	—	808,260,516
Common Stocks
Aerospace & Defense	5,883,452	7,775,276	—	13,658,728
Air Freight & Logistics	4,812,013	6,366,072	—	11,178,085
Auto Components	—	5,612,339	—	5,612,339
Banks	17,682,783	16,924,436	—	34,607,219
Capital Markets	8,229,698	3,733,352	—	11,963,050
Chemicals	14,953,772	5,557,223	—	20,510,995
Construction & Engineering	—	5,792,866	—	5,792,866
Diversified Telecommunication Services	39,236,905	4,002,348	—	43,239,253
Electric Utilities	45,944,647	7,811,954	—	53,756,601
Food Products	—	11,401,592	—	11,401,592
Gas Utilities	—	13,155,537	—	13,155,537
Industrial Conglomerates	3,717,867	3,761,942	—	7,479,809
Insurance	11,200,576	50,849,372	—	62,049,948
Multi-Utilities	18,156,576	8,087,634	—	26,244,210
Oil, Gas & Consumable Fuels	57,104,659	9,570,728	—	66,675,387
Personal Products	—	8,068,556	—	8,068,556
Pharmaceuticals	26,921,180	37,334,645	—	64,255,825
Software	5,729,064	4,234,786	—	9,963,850
Tobacco	19,672,756	14,356,659	—	34,029,415
All Other Industries (b)	141,418,252	—	4,760	141,418,252
Total Common Stocks	420,664,200	224,397,317	4,760	645,066,277
Short-Term Investments
Affiliated Investment Company	45,891,768	—	—	45,891,768
Unaffiliated Investment Company	80,421	—	—	80,421
Repurchase Agreement	—	2,244,640	—	2,244,640
Total Short-Term Investments	45,972,189	2,244,640	—	48,216,829
Total Investments in Securities	466,636,389	1,034,902,473	4,760	1,501,543,622
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	7,801,800	—	7,801,800
Futures Contracts (c)	9,375,946	—	—	9,375,946
Total Other Financial Instruments	9,375,946	7,801,800	—	17,177,746
Total Investments in Securities and Other Financial Instruments	$476,012,335	$1,042,704,273	$4,760	$1,518,721,368

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(2,887,814)	$—	$(2,887,814)
Futures Contracts (c)	(53,013)	—	—	(53,013)
Total Other Financial Instruments	$(53,013)	$(2,887,814)	$—	$(2,940,827)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $4,760 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Long-Term Bonds
Loan Assignments
Healthcare, Education & Childcare	$1,627,750	$1,070	$(42,837)	$50,267	$-	$(1,636,250)	$-	$-	$-	$-
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	370,209	-	(42,638)	26,968	-	(354,539)	-	-	-	-
Common Stocks
Media	7,431	-	-	(2,671)	-	-	-	-	4,760	(2,671)
Total	$2,005,390	$1,070	$(85,475)	$74,564	$-	$(1,990,789)	$-	$-	$4,760	$(2,671)

(a)	Sales include principal reductions.

MainStay Large Cap Growth Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 99.3% †
Aerospace & Defense 2.9%
Boeing Co.	538,150	$183,606,017
Northrop Grumman Corp.	478,680	165,417,448
		349,023,465
Automobiles 1.9%
Ferrari N.V.	1,384,760	223,057,141

Biotechnology 1.3%
Exact Sciences Corp. (a)	1,321,300	152,094,843

Capital Markets 1.7%
Moody's Corp.	970,450	208,006,253

Chemicals 2.3%
Linde PLC	618,530	118,312,418
Sherwin-Williams Co.	298,415	153,098,832
		271,411,250
Entertainment 2.5%
Netflix, Inc. (a)	389,410	125,775,536
Walt Disney Co.	1,257,900	179,892,279
		305,667,815
Equity Real Estate Investment Trusts 0.5%
Equinix, Inc.	118,750	59,624,375

Health Care Equipment & Supplies 4.3%
Abbott Laboratories	1,916,320	166,911,472
Intuitive Surgical, Inc. (a)	300,110	155,910,146
Stryker Corp.	901,270	189,068,421
		511,890,039
Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	799,300	199,033,693

Health Care Technology 1.2%
Veeva Systems, Inc., Class A (a)	848,750	140,807,625

Industrial Conglomerates 1.4%
Honeywell International, Inc.	971,290	167,508,673

Interactive Media & Services 10.6%
Alphabet, Inc. (a)
Class A	290,090	353,387,638
Class C	293,841	357,510,468
Facebook, Inc., Class A (a)	2,894,480	562,194,850
		1,273,092,956
Internet & Direct Marketing Retail 9.0%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	851,170	147,346,039
Amazon.com, Inc. (a)	439,290	820,057,786
MercadoLibre, Inc. (a)	190,680	118,492,365
		1,085,896,190
IT Services 16.4%
Automatic Data Processing, Inc.	1,139,750	189,791,170
Fiserv, Inc. (a)	2,095,910	220,971,791
GoDaddy, Inc., Class A (a)	2,522,350	185,090,043
Mastercard, Inc., Class A	1,470,100	400,264,127
Pagseguro Digital, Ltd., Class A (a)	3,201,170	139,186,872
PayPal Holdings, Inc. (a)	2,371,330	261,794,832
Visa, Inc., Class A	3,213,700	572,038,600
		1,969,137,435
Life Sciences Tools & Services 2.7%
Illumina, Inc. (a)	526,710	157,686,440
Thermo Fisher Scientific, Inc.	592,820	164,614,257
		322,300,697
Machinery 0.9%
Fortive Corp.	1,494,090	113,625,545

Pharmaceuticals 3.5%
AstraZeneca PLC, Sponsored ADR	4,271,400	185,421,474
Zoetis, Inc.	2,100,140	241,285,085
		426,706,559
Professional Services 1.4%
CoStar Group, Inc. (a)	281,540	173,259,716

Road & Rail 1.8%
Union Pacific Corp.	1,172,510	210,993,175

Semiconductors & Semiconductor Equipment 3.1%
Microchip Technology, Inc. (b)	1,620,100	152,969,842
Texas Instruments, Inc.	1,008,500	126,072,585
Xilinx, Inc.	846,590	96,689,044
		375,731,471
Software 18.0%
Adobe, Inc. (a)	1,205,360	360,233,889
Autodesk, Inc. (a)	870,700	135,977,219
Intuit, Inc.	958,210	265,721,215
Microsoft Corp.	6,434,130	876,778,895
Salesforce.com, Inc. (a)	2,870,490	443,490,705
Workday, Inc., Class A (a)	393,770	78,746,125
		2,160,948,048
Specialty Retail 3.2%
Five Below, Inc. (a)	971,300	114,088,898
Lowe's Cos., Inc.	2,616,340	265,296,876
		379,385,774
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	1,880,600	400,643,024

Textiles, Apparel & Luxury Goods 3.7%
NIKE, Inc., Class B	3,557,040	306,012,151
VF Corp.	1,561,900	136,494,441
		442,506,592

Total Common Stocks (Cost $6,762,178,640)		11,922,352,354

Short-Term Investment 0.8%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 2.07% (c)(d)	90,656,342	90,656,342

Total Short-Term Investment (Cost $90,656,342)		90,656,342

Total Investments (Cost $6,852,834,982)	100.1%	12,013,008,696
Other Assets, Less Liabilities	(0.1)	(11,147,406)
Net Assets	100.0%	$12,001,861,290

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $66,388,103. The Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $68,419,602.
(c)	Current yield as of July 31, 2019.
(d)	As of July 31, 2019, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$11,922,352,354	$—	$—	$11,922,352,354
Short-Term Investment
Affiliated Investment Company	90,656,342	—	—	90,656,342
Total Investments in Securities	$12,013,008,696	$—	$—	$12,013,008,696

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Common Stock Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.7% †
Aerospace & Defense 1.3%
Boeing Co.	6,375	$2,175,023
Huntington Ingalls Industries, Inc.	27	6,164
L3Harris Technologies, Inc.	414	85,946
Lockheed Martin Corp.	110	39,839
Northrop Grumman Corp.	357	123,368
United Technologies Corp.	951	127,054
		2,557,394
Airlines 0.8%
Delta Air Lines, Inc.	384	23,439
Southwest Airlines Co.	17,547	904,197
United Airlines Holdings, Inc. (a)	6,753	620,668
		1,548,304
Banks 5.4%
Bank of America Corp.	102,902	3,157,033
Citigroup, Inc.	32,167	2,289,004
JPMorgan Chase & Co.	32,957	3,823,012
Wells Fargo & Co.	23,388	1,132,213
		10,401,262
Beverages 1.6%
Coca-Cola Co.	10,365	545,510
Molson Coors Brewing Co., Class B	10,577	571,052
PepsiCo., Inc.	14,817	1,893,761
		3,010,323
Biotechnology 1.4%
AbbVie, Inc.	16,441	1,095,299
Amgen, Inc.	1,648	307,484
Biogen, Inc. (a)	4,078	969,830
Gilead Sciences, Inc.	6,657	436,167
		2,808,780
Building Products 0.4%
Masco Corp.	20,108	819,803

Capital Markets 0.7%
Ameriprise Financial, Inc.	4,968	722,894
Bank of New York Mellon Corp.	6,093	285,883
MSCI, Inc.	514	116,801
Raymond James Financial, Inc.	1,764	142,302
		1,267,880
Chemicals 1.5%
Air Products & Chemicals, Inc.	315	71,905
CF Industries Holdings, Inc.	22,713	1,125,656
Dow, Inc. (a)	5,785	280,225
DuPont de Nemours, Inc.	5,784	417,374
Linde PLC	259	49,542
LyondellBasell Industries N.V., Class A	11,273	943,437
Mosaic Co.	1,084	27,306
		2,915,445
Commercial Services & Supplies 0.6%
Republic Services, Inc.	3,203	283,946
Waste Management, Inc.	8,003	936,351
		1,220,297
Communications Equipment 0.7%
Cisco Systems, Inc.	24,850	1,376,690

Construction & Engineering 0.3%
AECOM (a)	14,235	511,748

Consumer Finance 1.1%
American Express Co.	234	29,103
Capital One Financial Corp.	86	7,948
Discover Financial Services	10,841	972,871
Synchrony Financial	33,359	1,196,921
		2,206,843
Containers & Packaging 0.4%
Ball Corp.	11,470	819,876

Diversified Consumer Services 0.4%
H&R Block, Inc.	24,576	680,509

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B (a)	12,347	2,536,444

Diversified Telecommunication Services 1.5%
AT&T, Inc.	44,710	1,522,376
Verizon Communications, Inc.	24,338	1,345,161
		2,867,537
Electric Utilities 1.2%
American Electric Power Co., Inc.	5,597	491,473
Duke Energy Corp.	1,940	168,237
Entergy Corp.	240	25,349
Exelon Corp.	20,263	913,051
NextEra Energy, Inc.	744	154,134
Southern Co.	10,017	562,955
		2,315,199
Electronic Equipment, Instruments & Components 0.3%
Jabil, Inc.	20,131	621,645

Entertainment 1.3%
Cinemark Holdings, Inc.	1,523	60,798
Live Nation Entertainment, Inc. (a)	686	49,433
Netflix, Inc. (a)	3,369	1,088,153
Viacom, Inc., Class B	11,052	335,428
Walt Disney Co.	6,457	923,416
		2,457,228
Equity Real Estate Investment Trusts 2.8%
American Tower Corp.	8,107	1,715,603
Crown Castle International Corp.	3,835	511,052
EPR Properties	1,381	102,788
Equinix, Inc.	127	63,767
Hospitality Properties Trust	1,759	43,465
Host Hotels & Resorts, Inc.	38,552	670,419
Iron Mountain, Inc.	3,344	98,347
Mid-America Apartment Communities, Inc.	125	14,730
Public Storage	4,375	1,062,075
Rayonier, Inc.	1,214	35,255
SBA Communications Corp. (a)	3,288	806,908
Simon Property Group, Inc.	1,502	243,624
Ventas, Inc.	2,021	135,993
		5,504,026
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	1,520	418,958
Sysco Corp.	1,529	104,843
Walmart, Inc.	19,757	2,180,778
		2,704,579
Food Products 1.3%
Campbell Soup Co.	6,551	270,818
General Mills, Inc.	9,586	509,113
J.M. Smucker Co.	3,071	341,465
Post Holdings, Inc. (a)	1,933	207,256
Tyson Foods, Inc., Class A	14,118	1,122,381
		2,451,033
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	19,772	1,722,141
ABIOMED, Inc. (a)	182	50,698
Baxter International, Inc.	128	10,748
Cooper Cos., Inc.	2,493	841,138
Danaher Corp.	2,811	394,946
DENTSPLY SIRONA, Inc.	5,875	319,894
Hologic, Inc. (a)	8,009	410,461
Intuitive Surgical, Inc. (a)	885	459,766
Medtronic PLC	12,086	1,232,047
Stryker Corp.	126	26,432
		5,468,271
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	12,816	1,116,914
Cardinal Health, Inc.	2,724	124,569
Encompass Health Corp.	6,347	405,193
HCA Healthcare, Inc.	9,381	1,252,457
McKesson Corp.	8,703	1,209,282
UnitedHealth Group, Inc.	5,313	1,322,990
Universal Health Services, Inc., Class B	5,737	865,484
		6,296,889
Health Care Technology 0.4%
Cerner Corp.	9,550	684,257

Hotels, Restaurants & Leisure 2.5%
Cracker Barrel Old Country Store, Inc.	4,752	825,470
Darden Restaurants, Inc.	8,730	1,061,219
Hilton Worldwide Holdings, Inc.	140	13,517
McDonald's Corp.	3,959	834,241
Royal Caribbean Cruises, Ltd.	1,819	211,622
Starbucks Corp.	20,693	1,959,420
		4,905,489
Household Durables 0.8%
PulteGroup, Inc.	31,822	1,002,711
Toll Brothers, Inc.	12,183	438,223
Whirlpool Corp.	98	14,257
		1,455,191
Household Products 2.0%
Kimberly-Clark Corp.	8,250	1,119,112
Procter & Gamble Co.	23,019	2,717,163
		3,836,275
Independent Power & Renewable Electricity Producers 0.3%
AES Corp.	6,468	108,598
NRG Energy, Inc.	12,456	425,248
		533,846
Industrial Conglomerates 0.2%
3M Co.	39	6,814
Carlisle Cos., Inc.	881	127,049
Honeywell International, Inc.	1,871	322,673
		456,536
Insurance 5.2%
Allstate Corp.	12,268	1,317,583
American International Group, Inc.	24,658	1,380,601
Brighthouse Financial, Inc. (a)	18,136	710,387
Chubb, Ltd.	266	40,655
Cincinnati Financial Corp.	2,293	246,108
First American Financial Corp.	11,534	666,896
Hartford Financial Services Group, Inc.	4,293	247,406
Kemper Corp.	3,943	347,063
Lincoln National Corp.	10,702	699,269
MetLife, Inc.	27,159	1,342,198
Old Republic International Corp.	9,358	213,456
Principal Financial Group, Inc.	47	2,728
Progressive Corp.	15,330	1,241,423
Prudential Financial, Inc.	5,174	524,178
Reinsurance Group of America, Inc.	1,122	174,942
Travelers Cos., Inc.	6,689	980,741
Willis Towers Watson PLC	51	9,956
		10,145,590
Interactive Media & Services 5.6%
Alphabet, Inc. (a)
Class A	2,647	3,224,575
Class C	2,672	3,250,969
Facebook, Inc., Class A (a)	22,088	4,290,152
TripAdvisor, Inc. (a)	2,658	117,351
		10,883,047
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc. (a)	3,185	5,945,694
Booking Holdings, Inc. (a)	175	330,157
eBay, Inc.	23,771	979,127
Expedia Group, Inc.	8,339	1,106,919
		8,361,897
IT Services 6.9%
Accenture PLC, Class A	7,865	1,514,642
Akamai Technologies, Inc. (a)	11,779	1,038,083
Alliance Data Systems Corp.	81	12,711
CACI International, Inc., Class A (a)	4,708	1,012,926
Cognizant Technology Solutions Corp., Class A	187	12,181
International Business Machines Corp.	11,055	1,638,793
Leidos Holdings, Inc.	12,443	1,021,570
Mastercard, Inc., Class A	6,948	1,891,732
MAXIMUS, Inc.	11,653	856,612
PayPal Holdings, Inc. (a)	15,249	1,683,490
VeriSign, Inc. (a)	972	205,179
Visa, Inc., Class A	13,462	2,396,236
		13,284,155
Life Sciences Tools & Services 0.8%
Illumina, Inc. (a)	1,133	339,198
PRA Health Sciences, Inc. (a)	691	69,038
Thermo Fisher Scientific, Inc.	4,274	1,186,804
		1,595,040
Machinery 1.1%
AGCO Corp.	10,143	781,011
Cummins, Inc.	6,910	1,133,240
Oshkosh Corp.	2,911	243,272
PACCAR, Inc.	817	57,305
		2,214,828
Media 4.0%
Charter Communications, Inc., Class A (a)	3,263	1,257,495
Comcast Corp., Class A	57,512	2,482,793
Discovery, Inc. (a)
Class A (b)	23,588	714,953
Class C	21,537	608,205
DISH Network Corp., Class A (a)	26,107	883,983
Interpublic Group of Cos., Inc.	27,463	629,452
News Corp.
Class A	9,568	125,915
Class B	6,281	84,542
Omnicom Group, Inc.	10,983	881,056
		7,668,394
Metals & Mining 0.0% ‡
Steel Dynamics, Inc.	325	10,241

Multi-Utilities 0.2%
Ameren Corp.	263	19,906
CenterPoint Energy, Inc.	3,481	100,984
DTE Energy Co.	2,285	290,446
WEC Energy Group, Inc.	693	59,224
		470,560
Multiline Retail 0.6%
Dollar Tree, Inc. (a)	514	52,300
Target Corp.	13,638	1,178,323
		1,230,623
Oil, Gas & Consumable Fuels 4.9%
Cabot Oil & Gas Corp.	46,787	896,439
Chevron Corp.	19,730	2,428,960
ConocoPhillips	17,997	1,063,263
Devon Energy Corp.	5,906	159,462
EOG Resources, Inc.	154	13,221
Exxon Mobil Corp.	39,146	2,910,896
HollyFrontier Corp.	22,023	1,096,085
Phillips 66	53	5,436
Valero Energy Corp.	11,866	1,011,576
		9,585,338
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	65	2,887
Eli Lilly & Co.	128	13,945
Johnson & Johnson	15,465	2,013,852
Merck & Co., Inc.	20,134	1,670,921
Pfizer, Inc.	29,589	1,149,237
		4,850,842
Professional Services 1.0%
Insperity, Inc.	2,698	286,932
ManpowerGroup, Inc.	4,751	434,004
Nielsen Holdings PLC	42,156	976,333
Robert Half International, Inc.	3,093	186,848
		1,884,117
Road & Rail 0.7%
Norfolk Southern Corp.	271	51,794
Union Pacific Corp.	6,780	1,220,061
		1,271,855
Semiconductors & Semiconductor Equipment 4.6%
Applied Materials, Inc.	13,016	642,600
Broadcom, Inc.	5,774	1,674,402
Intel Corp.	36,133	1,826,523
Lam Research Corp.	4,014	837,361
Micron Technology, Inc. (a)	32,793	1,472,078
NVIDIA Corp.	1,664	280,750
Qorvo, Inc. (a)	12,611	924,260
Teradyne, Inc.	21,269	1,185,322
Texas Instruments, Inc.	525	65,630
		8,908,926
Software 7.5%
Adobe, Inc. (a)	2,141	639,859
Cadence Design Systems, Inc. (a)	287	21,212
CDK Global, Inc.	6,542	339,334
Citrix Systems, Inc.	1,431	134,857
Fortinet, Inc. (a)	5,867	471,179
j2 Global, Inc.	10,476	933,307
Microsoft Corp.	63,166	8,607,631
Oracle Corp.	36,491	2,054,443
Salesforce.com, Inc. (a)	5,941	917,885
Symantec Corp.	20,443	440,751
		14,560,458
Specialty Retail 2.8%
Aaron's, Inc.	9,058	571,107
Advance Auto Parts, Inc.	2,407	362,590
AutoZone, Inc. (a)	894	1,003,998
Best Buy Co., Inc.	15,447	1,182,159
Home Depot, Inc.	4,890	1,044,944
L Brands, Inc.	2,323	60,282
Lowe's Cos., Inc.	7,138	723,793
O'Reilly Automotive, Inc. (a)	243	92,525
Williams-Sonoma, Inc.	6,566	437,821
		5,479,219
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	30,100	6,412,504
Hewlett Packard Enterprise Co.	1,291	18,552
Seagate Technology PLC	23,085	1,069,066
Xerox Corp.	23,879	766,516
		8,266,638
Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp. (a)	5,661	884,701
NIKE, Inc., Class B	418	35,961
Ralph Lauren Corp.	2,039	212,525
Skechers U.S.A., Inc., Class A (a)	24,900	944,706
		2,077,893
Tobacco 0.5%
Altria Group, Inc.	18,484	870,042
Philip Morris International, Inc.	1,118	93,476
		963,518
Trading Companies & Distributors 0.2%
United Rentals, Inc. (a)	2,528	319,918

Total Common Stocks (Cost $170,187,999)		191,272,696

Exchange-Traded Funds 1.3%
SPDR S&P 500 ETF Trust	8,576	2,550,759

Total Exchange-Traded Funds (Cost $2,568,963)		2,550,759

Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 2.07% (c)	122,380	122,380

Total Short-Term Investment (Cost $122,380)		122,380

Total Investments (Cost $172,879,342)	100.1%	193,945,835
Other Assets, Less Liabilities	(0.1)	(236,704)
Net Assets	100.0%	$193,709,131

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $724,379. The Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $751,458.
(c)	Current yield as of July 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$191,272,696	$—	$—	$191,272,696
Exchange-Traded Funds	2,550,759	—	—	2,550,759
Short-Term Investment
Affiliated Investment Company	122,380	—	—	122,380
Total Investments in Securities	$193,945,835	$—	$—	$193,945,835

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Convertible Securities 88.3% †
Convertible Bonds 82.3%
Advertising 0.6%
Quotient Technology, Inc. 1.75%, due 12/1/22	$8,787,000	$8,582,599

Aerospace & Defense 1.1%
Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	9,436,000	16,264,443

Biotechnology 7.0%
BioMarin Pharmaceutical, Inc. 0.599%, due 8/1/24 (a)	26,166,000	26,666,633
Exact Sciences Corp. 1.00%, due 1/15/25	9,763,000	16,591,887
Illumina, Inc.
(zero coupon), due 8/15/23 (a)(b)	12,566,000	13,595,924
0.50%, due 6/15/21	9,998,000	13,331,684
Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	6,683,000	5,747,273
Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	14,497,000	17,478,897
Medicines Co. 2.75%, due 7/15/23	10,023,000	9,986,121
Radius Health, Inc. 3.00%, due 9/1/24	660,000	570,983
		103,969,402
Building Materials 0.9%
Patrick Industries, Inc. 1.00%, due 2/1/23	14,099,000	12,796,237

Commercial Services 2.2%
Chegg, Inc. 0.125%, due 3/15/25 (b)	10,530,000	11,736,036
Euronet Worldwide, Inc. 0.75%, due 3/15/49 (a)(b)	11,900,000	14,047,061
Square, Inc. 0.50%, due 5/15/23	6,031,000	7,695,151
		33,478,248
Computers 2.7%
Lumentum Holdings, Inc. 0.25%, due 3/15/24	22,901,000	27,536,628
Nutanix, Inc. (zero coupon), due 1/15/23	2,727,000	2,468,340
Pure Storage, Inc. 0.125%, due 4/15/23	3,879,000	3,754,324
Western Digital Corp. 1.50%, due 2/1/24 (b)	6,616,000	6,166,080
		39,925,372
Diversified Financial Services 0.5%
LendingTree, Inc. 0.625%, due 6/1/22	4,144,000	6,845,370

Electric 0.9%
NRG Energy, Inc. 2.75%, due 6/1/48	12,699,000	13,435,850

Entertainment 0.2%
Live Nation Entertainment, Inc. 2.50%, due 3/15/23	2,074,000	2,579,436

Health Care - Products 5.3%
CONMED Corp. 2.625%, due 2/1/24 (b)	12,481,000	14,647,777
Danaher Corp. (zero coupon), due 1/22/21	8,558,000	45,998,253
NuVasive, Inc. 2.25%, due 3/15/21	7,139,000	8,603,967
Wright Medical Group, Inc. 1.625%, due 6/15/23	9,180,000	9,986,095
		79,236,092
Health Care - Services 5.5%
Anthem, Inc. 2.75%, due 10/15/42	9,960,000	40,759,654
Molina Healthcare, Inc. 1.125%, due 1/15/20	3,805,000	12,362,424
Teladoc Health, Inc. 1.375%, due 5/15/25	19,177,000	28,861,788
		81,983,866
Internet 13.1%
Boingo Wireless, Inc. 1.00%, due 10/1/23 (b)	7,786,000	6,701,908
Booking Holdings, Inc. 0.90%, due 9/15/21 (a)	19,156,000	22,102,921
Etsy, Inc. (zero coupon), due 3/1/23	11,022,000	21,483,948
FireEye, Inc. 0.875%, due 6/1/24	5,405,000	5,327,973
IAC FinanceCo, Inc. (b)
0.875%, due 10/1/22	4,007,000	6,563,411
0.875%, due 6/15/26	6,975,000	7,333,716
Liberty Expedia Holdings, Inc. 1.00%, due 6/30/47 (a)(b)	11,074,000	11,026,282
MercadoLibre, Inc. 2.00%, due 8/15/28 (b)	8,983,000	14,311,842
Okta, Inc. 0.25%, due 2/15/23	6,056,000	16,595,134
Palo Alto Networks, Inc. 0.75%, due 7/1/23 (b)	13,659,000	15,072,363
Q2 Holdings, Inc. 0.75%, due 6/1/26 (b)	4,395,000	4,874,270
RingCentral, Inc. (zero coupon), due 3/15/23	11,103,000	19,773,162
Twitter, Inc. 0.25%, due 9/15/19	9,161,000	9,151,300
Wix.com, Ltd. (zero coupon), due 7/1/23	17,146,000	21,750,201
Zendesk, Inc. 0.25%, due 3/15/23	2,074,000	3,047,327
Zillow Group, Inc. 1.50%, due 7/1/23	8,726,000	8,903,733
		194,019,491
Iron & Steel 0.3%
Cleveland-Cliffs, Inc. 1.50%, due 1/15/25	2,878,000	4,144,436

Lodging 0.4%
Caesars Entertainment Corp. 5.00%, due 10/1/24	3,741,000	6,455,563

Machinery - Diversified 1.7%
Chart Industries, Inc. 1.00%, due 11/15/24 (b)	17,632,000	24,892,192

Media 3.5%
DISH Network Corp. 3.375%, due 8/15/26	28,598,000	26,276,929
Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	9,441,000	11,410,682
Liberty Media Corp. 1.375%, due 10/15/23	11,345,000	13,593,622
		51,281,233
Oil & Gas 2.0%
Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	20,143,000	15,157,608
Oasis Petroleum, Inc. 2.625%, due 9/15/23	6,534,000	5,714,434
Transocean, Inc. 0.50%, due 1/30/23 (a)	9,294,000	9,005,503
		29,877,545
Oil & Gas Services 3.6%
Helix Energy Solutions Group, Inc.
4.125%, due 9/15/23	8,139,000	10,042,282
4.25%, due 5/1/22	3,300,000	3,347,480
Newpark Resources, Inc. 4.00%, due 12/1/21	7,687,000	8,566,318
Oil States International, Inc. 1.50%, due 2/15/23	19,999,000	17,439,829
Weatherford International, Ltd. 5.875%, due 7/1/21 (c)(d)	29,206,000	13,726,820
		53,122,729
Pharmaceuticals 3.4%
DexCom, Inc. 0.75%, due 12/1/23 (b)	6,307,000	7,588,109
Herbalife Nutrition, Ltd. 2.625%, due 3/15/24	9,443,000	9,005,599
Neurocrine Biosciences, Inc. 2.25%, due 5/15/24	8,164,000	11,769,089
Pacira BioSciences, Inc. 2.375%, due 4/1/22	8,745,000	9,014,874
Sarepta Therapeutics, Inc. 1.50%, due 11/15/24	3,387,000	7,396,397
Supernus Pharmaceuticals, Inc. 0.625%, due 4/1/23	6,269,000	6,160,430
		50,934,498
Semiconductors 10.0%
Cypress Semiconductor Corp. 2.00%, due 2/1/23	6,094,000	7,331,609
Inphi Corp. 1.125%, due 12/1/20	14,512,000	22,505,624
Intel Corp. 3.25%, due 8/1/39	5,613,000	13,935,620
Microchip Technology, Inc.
1.625%, due 2/15/25	17,553,000	33,657,795
1.625%, due 2/15/27	7,129,000	9,102,307
Micron Technology, Inc. 3.125%, due 5/1/32	2,308,000	10,421,397
Novellus Systems, Inc. 2.625%, due 5/15/41	1,076,000	6,932,413
ON Semiconductor Corp. 1.00%, due 12/1/20	12,331,000	15,739,185
Rambus, Inc. 1.375%, due 2/1/23	9,996,000	9,889,095
Silicon Laboratories, Inc. 1.375%, due 3/1/22	13,815,000	18,319,902
		147,834,947
Software 12.7%
Atlassian, Inc. 0.625%, due 5/1/23	7,719,000	13,931,314
Coupa Software, Inc. 0.125%, due 6/15/25 (b)	5,508,000	6,195,658
Envestnet, Inc. 1.75%, due 6/1/23	7,114,000	8,739,802
NICE Systems, Inc. 1.25%, due 1/15/24	23,525,000	44,399,173
Nuance Communications, Inc. 1.25%, due 4/1/25	11,278,000	11,352,296
Red Hat, Inc. 0.25%, due 10/1/19	4,231,000	10,942,424
ServiceNow, Inc. (zero coupon), due 6/1/22	8,807,000	18,352,650
Splunk, Inc. 0.50%, due 9/15/23 (b)	12,775,000	14,579,385
Twilio, Inc. 0.25%, due 6/1/23	3,269,000	6,685,699
Verint Systems, Inc. 1.50%, due 6/1/21	17,084,000	18,961,968
Workday, Inc. 0.25%, due 10/1/22	15,957,000	23,417,556
Zynga, Inc. 0.25%, due 6/1/24 (b)	10,627,000	10,963,321
		188,521,246
Telecommunications 2.8%
Finisar Corp. 0.50%, due 12/15/36	9,521,000	9,315,175
InterDigital, Inc. 2.00%, due 6/1/24 (b)	4,500,000	4,609,350
Viavi Solutions Inc. 1.00%, due 3/1/24	14,679,000	18,432,353
Vonage Holdings Corp. 1.75%, due 6/1/24 (b)	8,091,000	8,630,993
		40,987,871
Transportation 1.9%
Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	17,091,000	17,057,774
Echo Global Logistics, Inc. 2.50%, due 5/1/20	11,612,000	11,533,615
		28,591,389

Total Convertible Bonds (Cost $1,045,150,491)		1,219,760,055

	Shares	Value
Convertible Preferred Stocks 6.0%
Banks 2.3%
Bank of America Corp. (e) Series L 7.25%	12,072	17,111,336
Wells Fargo & Co. (e) Series L 7.50%	11,552	16,063,749
		33,175,085
Chemicals 0.4%
A. Schulman, Inc. (e) 6.00%	5,832	6,050,700

Equity Real Estate Investment Trusts 0.7%
Crown Castle International Corp. 6.875%	8,856	10,678,211

Health Care Equipment & Supplies 1.3%
Becton Dickinson & Co. 6.125%	314,669	19,399,344

Machinery 1.3%
Rexnord Corp. 5.75%	108,438	6,405,432
Stanley Black & Decker, Inc. 5.375%	131,861	13,382,573
		19,788,005

Total Convertible Preferred Stocks (Cost $82,902,770)		89,091,345

Total Convertible Securities (Cost $1,128,053,261)		1,308,851,400

Common Stocks 3.6%
Aerospace & Defense 0.5%
United Technologies Corp.	53,105	7,094,828

Air Freight & Logistics 0.6%
XPO Logistics, Inc. (f)	122,563	8,270,551

Airlines 0.9%
Delta Air Lines, Inc.	227,309	13,874,942

Banks 0.8%
Bank of America Corp.	398,621	12,229,692

Health Care Equipment & Supplies 0.8%
Teleflex, Inc.	33,226	11,288,201

Total Common Stocks (Cost $31,115,588)		52,758,214

Short-Term Investments 12.9%
Affiliated Investment Company 7.8%
MainStay U.S. Government Liquidity Fund, 2.07% (g)(h)	115,957,136	115,957,136

Unaffiliated Investment Company 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (g)(i)	74,808,627	74,808,627

Total Short-Term Investments (Cost $190,765,763)		190,765,763

Total Investments (Cost $1,349,934,612)	104.8%	1,552,375,377
Other Assets, Less Liabilities	(4.8)	(70,597,337)
Net Assets	100.0%	$1,481,778,040

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $73,832,127; the total market value of collateral held by the Fund was $75,504,869. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $696,242.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Non-income producing security.
(g)	Current yield as of July 31, 2019.
(h)	As of July 31, 2019, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(i)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$1,219,760,055	$—	$1,219,760,055
Convertible Preferred Stocks (b)	83,040,645	6,050,700	—	89,091,345
Total Convertible Securities	83,040,645	1,225,810,755	—	1,308,851,400
Common Stocks	52,758,214	—	—	52,758,214
Short-Term Investments
Affiliated Investment Company	115,957,136	—	—	115,957,136
Unaffiliated Investment Company	74,808,627	—	—	74,808,627
Total Short-Term Investments	190,765,763	—	—	190,765,763
Total Investments in Securities	$326,564,622	$1,225,810,755	$—	$1,552,375,377

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 security valued at $6,050,700 is held in Chemicals within the Convertible Preferred Stocks section of the Portfolio of Investments.

MainStay Candriam Emerging Markets Debt Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 86.0% †
Corporate Bonds 27.6%
Azerbaijan 1.8%
State Oil Co. of The Azerbaijan Republic Series Reg S 6.95%, due 3/18/30		$3,000,000	$3,594,240

Brazil 4.8%
Braskem Netherlands Finance B.V. Series Reg S 4.50%, due 1/10/28		1,500,000	1,514,550
Petrobras Global Finance B.V.
7.25%, due 3/17/44		2,500,000	2,928,750
7.375%, due 1/17/27		2,000,000	2,363,400
Rumo Luxembourg S.A R.L. Series Reg S 5.875%, due 1/18/25		1,500,000	1,590,015
Vale Overseas, Ltd. 6.875%, due 11/21/36		1,050,000	1,270,353
			9,667,068
Chile 2.1%
Corp. Nacional del Cobre de Chile
Series Reg S 3.625%, due 8/1/27		2,000,000	2,077,800
Series Reg S 4.25%, due 7/17/42		2,000,000	2,108,303
			4,186,103
Costa Rica 1.3%
Instituto Costarricense de Electricidad 6.375%, due 5/15/43 (a)		3,000,000	2,523,780

Hong Kong 0.5%
Melco Resorts Finance, Ltd. 4.875%, due 6/6/25 (a)		1,000,000	1,004,512

India 1.7%
Abja Investment Co. Series Reg S 5.45%, due 1/24/28		1,000,000	964,861
Tata Motors, Ltd. Series Reg S 5.75%, due 10/30/24		1,500,000	1,535,340
Vedanta Resources, Ltd. 6.125%, due 8/9/24 (a)		1,000,000	939,174
			3,439,375
Indonesia 2.7%
Listrindo Capital B.V. 4.95%, due 9/14/26 (a)		1,500,000	1,500,750
Pertamina Persero PT
Series Reg S 4.70%, due 7/30/49		550,000	547,668
5.625%, due 5/20/43 (a)		3,000,000	3,365,905
			5,414,323
Kazakhstan 3.5%
KazMunayGas National Co. JSC (a)
5.375%, due 4/24/30		2,000,000	2,238,296
6.375%, due 10/24/48		4,000,000	4,832,800
			7,071,096
Malaysia 1.3%
Petroliam Nasional BHD Series Reg S 7.625%, due 10/15/26		2,000,000	2,616,260

Mexico 3.7%
Grupo Televisa S.A.B. 4.625%, due 1/30/26		1,250,000	1,319,355
Petroleos Mexicanos
6.50%, due 3/13/27		3,000,000	2,975,100
6.75%, due 9/21/47		3,385,000	3,068,164
			7,362,619
Oman 0.9%
OmGrid Funding, Ltd. Series Reg S 5.196%, due 5/16/27		2,000,000	1,894,500

Peru 1.7%
Corp. Financiera de Desarrollo S.A. Series Reg S 4.75%, due 7/15/25		2,000,000	2,156,260
Southern Copper Corp. 5.875%, due 4/23/45		1,000,000	1,196,988
			3,353,248
Russia 1.0%
Gazprom OAO Via Gaz Capital S.A. Series Reg S 8.625%, due 4/28/34		1,500,000	2,072,166

Venezuela 0.6%
Petroleos de Venezuela S.A. (b)(c)(d)
5.37%, due 4/12/27		2,500,000	350,000
Series Reg S 5.375%, due 4/12/27		3,000,000	420,000
6.00%, due 5/16/24		2,500,000	350,000
			1,120,000

Total Corporate Bonds (Cost $53,327,524)			55,319,290

Foreign Government Bonds 58.4%
Angola 1.7%
Angolan Government International Bond 9.375%, due 5/8/48 (a)		3,000,000	3,309,750

Argentina 4.5%
Argentine Republic Government International Bond
7.125%, due 7/6/36		3,500,000	2,749,250
7.625%, due 4/22/46		4,000,000	3,212,000
Provincia de Buenos Aires 7.875%, due 6/15/27 (a)		4,000,000	2,992,040
			8,953,290
Bahrain 1.7%
Bahrain Government International Bond 7.50%, due 9/20/47 (a)		3,000,000	3,408,750

Belarus 1.1%
Republic of Belarus International Bond 7.625%, due 6/29/27 (a)		2,000,000	2,256,800

Cameroon, United Republic Of 0.5%
Republic of Cameroon International Bond 9.50%, due 11/19/25 (a)		1,000,000	1,085,964

Colombia 0.9%
Colombia Government International Bond 6.125%, due 1/18/41		1,500,000	1,869,390

Costa Rica 0.5%
Costa Rica Government International Bond Series Reg S 7.00%, due 4/4/44		1,000,000	1,018,760

Croatia 2.9%
Croatia Government International Bond
Series Reg S 6.00%, due 1/26/24		3,250,000	3,708,731
6.375%, due 3/24/21 (a)		2,000,000	2,116,660
			5,825,391
Dominican Republic 1.6%
Dominican Republic International Bond Series Reg S 5.95%, due 1/25/27		3,000,000	3,266,280

Ecuador 3.6%
Ecuador Government International Bond
Series Reg S 7.875%, due 1/23/28		5,000,000	4,900,000
Series Reg S 10.75%, due 1/31/29		2,000,000	2,240,000
			7,140,000
Egypt 4.6%
Egypt Government Bond 15.70%, due 11/7/27	EGP	31,000,000	1,866,863
Egypt Government International Bond
Series Reg S 6.875%, due 4/30/40		$2,000,000	1,956,384
Series Reg S 7.903%, due 2/21/48		2,000,000	2,076,496
Series Reg S 8.50%, due 1/31/47		1,000,000	1,090,200
Series Reg S 8.70%, due 3/1/49		2,000,000	2,185,000
			9,174,943
El Salvador 2.5%
El Salvador Government International Bond
Series Reg S 6.375%, due 1/18/27		2,000,000	2,065,020
7.124%, due 1/20/50		1,925,000	1,953,875
Series Reg S 7.625%, due 2/1/41		1,000,000	1,080,010
			5,098,905
Ghana 3.1%
Ghana Government International Bond
Series Reg S 7.875%, due 8/7/23		3,000,000	3,280,632
Series Reg S 8.627%, due 6/16/49		1,000,000	1,013,482
10.75%, due 10/14/30 (a)		1,500,000	1,901,070
			6,195,184
Indonesia 1.5%
Indonesia Government International Bond 5.125%, due 1/15/45 (a)		1,500,000	1,721,866
Indonesia Treasury Bond 6.125%, due 5/15/28	IDR	20,000,000,000	1,315,503
			3,037,369
Iraq 1.0%
Iraq International Bond, Series Reg S
6.752%, due 3/9/23		$2,000,000	2,070,240

Ivory Coast 1.4%
Ivory Coast Government International Bond
6.125%, due 6/15/33 (a)		2,000,000	1,885,000
Series Reg S 6.375%, due 3/3/28		1,000,000	1,003,610
			2,888,610
Jamaica 1.0%
Jamaica Government International Bond 7.875%, due 7/28/45		1,500,000	1,901,265

Kenya 1.0%
Kenya Government International Bond
7.25%, due 2/28/28 (a)		1,000,000	1,040,152
Series Reg S 8.25%, due 2/28/48		1,000,000	1,040,260
			2,080,412
Mexico 1.2%
Mexican Bonos 7.75%, due 11/13/42	MXN	47,500,000	2,437,443

Namibia 1.0%
Namibia International Bonds Series Reg S 5.25%, due 10/29/25		$2,000,000	2,038,240

Nigeria 1.5%
Nigeria Government International Bond 6.50%, due 11/28/27 (a)		3,000,000	3,068,820

Pakistan 1.1%
Pakistan Government International Bond
Series Reg S 6.875%, due 12/5/27		1,000,000	1,040,200
8.25%, due 9/30/25 (a)		1,000,000	1,120,200
			2,160,400
Paraguay 1.8%
Paraguay Government International Bond 6.10%, due 8/11/44 (a)		3,000,000	3,622,530

Qatar 1.8%
Qatar Government International Bond
Series Reg S 4.817%, due 3/14/49		1,000,000	1,157,500
Series Reg S 5.103%, due 4/23/48		2,000,000	2,403,572
			3,561,072
Russia 1.6%
Russian Federal Bond-OFZ 7.70%, due 3/23/33	RUB	80,000,000	1,293,776
Russian Foreign Bond Series Reg S 4.75%, due 5/27/26		$1,800,000	1,931,713
			3,225,489
Senegal 0.7%
Senegal Government International Bond Series Reg S 6.25%, due 7/30/24		1,250,000	1,361,800

South Africa 1.1%
Republic of South Africa Government International Bond 6.25%, due 3/8/41		2,000,000	2,180,000

Tajikistan 0.9%
Republic of Tajikistan International Bond Series Reg S 7.125%, due 9/14/27		2,000,000	1,866,772

Turkey 4.3%
Turkey Government International Bond
5.125%, due 2/17/28		5,225,000	4,768,837
6.00%, due 1/14/41		2,000,000	1,754,960
7.625%, due 4/26/29		2,000,000	2,098,000
			8,621,797
Ukraine 3.8%
Ukraine Government International Bond
Series Reg S 7.375%, due 9/25/32		2,000,000	2,032,000
7.75%, due 9/1/20 (a)		1,000,000	1,031,180
Series Reg S 7.75%, due 9/1/26		4,250,000	4,488,000
			7,551,180
Uruguay 1.1%
Uruguay Government International Bond 7.625%, due 3/21/36		1,500,000	2,175,015

Uzbekistan 1.1%
Republic of Uzbekistan Bond 5.375%, due 2/20/29 (a)		2,000,000	2,137,540

Venezuela 0.3%
Bollivarian Republic of Venezuela Series Reg S 9.25%, due 5/7/28 (b)(c)(d)		4,095,000	624,487

Total Foreign Government Bonds (Cost $116,011,106)			117,213,888

Total Long-Term Bonds (Cost $169,338,630)			172,533,178

Short-Term Investment 15.8%
Affiliated Investment Company 15.8%
MainStay U.S. Government Liquidity Fund, 2.07% (e)		31,738,434	31,738,434

Total Short-Term Investment (Cost $31,738,434)			31,738,434

Total Investments (Cost $201,077,064)		101.8%	204,271,612
Other Assets, Less Liabilities		(1.8)	(3,681,594)
Net Assets		100.0%	$200,590,018

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security - As of July 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $1,744,487, which represented 0.9% of the Fund's net assets.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Current yield as of July 31, 2019.

The following abbreviations are used in the preceding pages:

EGP	—Egyptian Pound
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
RUB	—New Russian Ruble

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$55,319,290	$—	$55,319,290
Foreign Government Bonds	—	117,213,888	—	117,213,888
Total Long-Term Bonds	—	172,533,178	—	172,533,178
Short-Term Investment
Affiliated Investment Company	31,738,434	—	—	31,738,434
Total Investments in Securities	$31,738,434	$172,533,178	$—	$204,271,612

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Corporate Bond Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 92.4% †
Convertible Bonds 0.3%
Auto Parts & Equipment 0.3%
Exide Technologies 7.25% (7.25% PIK), due 4/30/27 (a)(b)(c)(d)(e)	$71,097,820	$29,221,204

Mining 0.0% ‡
Aleris International, Inc. 6.00%, due 6/1/20 (b)(d)(e)(f)	11,797	11,339

Total Convertible Bonds (Cost $29,864,225)		29,232,543

Corporate Bonds 89.5%
Advertising 1.1%
Lamar Media Corp.
5.375%, due 1/15/24	5,515,000	5,666,663
5.75%, due 2/1/26	46,042,000	48,560,497
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, due 8/15/27 (c)	26,000,000	26,390,000
5.625%, due 2/15/24	23,906,000	24,563,415
		105,180,575
Aerospace & Defense 1.6%
TransDigm UK Holdings PLC 6.875%, due 5/15/26	18,100,000	18,462,000
TransDigm, Inc.
6.00%, due 7/15/22	4,580,000	4,627,174
6.25%, due 3/15/26 (c)	70,875,000	74,330,156
6.50%, due 7/15/24	31,441,000	32,305,627
6.50%, due 5/15/25	5,000,000	5,150,000
Triumph Group, Inc. 7.75%, due 8/15/25	19,875,000	19,924,688
		154,799,645
Auto Manufacturers 1.4%
BCD Acquisition, Inc. 9.625%, due 9/15/23 (c)	20,955,000	21,871,781
Ford Holdings LLC
9.30%, due 3/1/30	18,195,000	23,838,850
9.375%, due 3/1/20	1,695,000	1,751,226
Ford Motor Co. 9.98%, due 2/15/47	980,000	1,406,399
J.B. Poindexter & Company, Inc. 7.125%, due 4/15/26 (c)	25,480,000	25,989,600
McLaren Finance PLC 5.75%, due 8/1/22 (c)	26,535,000	24,833,576
Navistar International Corp. 6.625%, due 11/1/25 (c)	17,730,000	18,195,412
Wabash National Corp. 5.50%, due 10/1/25 (c)	20,824,000	20,251,340
		138,138,184
Auto Parts & Equipment 3.5%
Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (c)	19,005,000	14,538,825
Adient U.S. LLC 7.00%, due 5/15/26 (c)	19,595,000	19,888,925
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25	15,621,000	15,660,052
6.25%, due 3/15/26	7,950,000	7,920,188
6.50%, due 4/1/27 (g)	7,000,000	7,000,000
Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (c)	13,190,000	13,354,875
Exide International Holdings, L.P. 10.75% (6.25% Cash and 4.50% PIK), due 10/31/21 (a)(b)(d)(e)	32,382,528	31,443,435
Exide Technologies (a)(b)(c)(d)(e)
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	33,633,262	26,200,311
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	80,956,323	68,731,918
IHO Verwaltungs GmbH (a)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	37,160,000	35,952,300
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	18,934,000	18,886,665
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	25,400,000	25,019,000
Meritor, Inc. 6.25%, due 2/15/24	5,000,000	5,150,000
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (c)	24,020,000	24,496,884
Tenneco, Inc.
5.00%, due 7/15/26	21,053,000	16,316,075
5.375%, due 12/15/24	4,645,000	3,901,800
Titan International, Inc. 6.50%, due 11/30/23	5,370,000	4,685,325
		339,146,578
Banks 0.1%
Freedom Mortgage Corp. 8.125%, due 11/15/24 (c)	8,000,000	6,960,000

Building Materials 1.1%
James Hardie International Finance DAC (c)
4.75%, due 1/15/25	13,000,000	13,292,500
5.00%, due 1/15/28	25,760,000	25,896,528
Summit Materials LLC / Summit Materials Finance Corp.
5.125%, due 6/1/25 (c)	5,730,000	5,787,300
6.125%, due 7/15/23	38,660,000	39,143,250
6.50%, due 3/15/27 (c)	18,500,000	19,563,750
		103,683,328
Chemicals 2.3%
Blue Cube Spinco LLC
9.75%, due 10/15/23	33,610,000	36,971,000
10.00%, due 10/15/25	26,425,000	29,761,156
Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (c)	21,525,000	22,332,188
Neon Holdings, Inc. 10.125%, due 4/1/26 (c)	13,400,000	12,830,500
NOVA Chemicals Corp. 4.875%, due 6/1/24 (c)	8,810,000	9,076,062
Olin Corp.
5.50%, due 8/15/22	19,094,000	20,024,833
5.625%, due 8/1/29	25,790,000	26,466,987
PolyOne Corp. 5.25%, due 3/15/23	26,754,000	28,426,125
TPC Group, Inc. 10.50%, due 8/1/24 (c)	34,257,000	36,154,495
		222,043,346
Coal 0.1%
Natural Resource Partners LP / NRP Finance Corp. 9.125%, due 6/30/25 (c)	10,000,000	10,043,750

Commercial Services 4.4%
Ashtead Capital, Inc. (c)
4.375%, due 8/15/27	6,010,000	6,040,050
5.25%, due 8/1/26	6,000,000	6,270,000
5.625%, due 10/1/24	18,785,000	19,372,031
Cimpress N.V. 7.00%, due 6/15/26 (c)	24,085,000	24,145,213
Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (c)	28,010,000	26,749,550
Gartner, Inc. 5.125%, due 4/1/25 (c)	48,267,000	49,654,676
Graham Holdings Co. 5.75%, due 6/1/26 (c)	34,970,000	37,250,044
Harsco Corp. 5.75%, due 7/31/27 (c)	17,630,000	18,158,900
IHS Markit, Ltd. (c)
4.75%, due 2/15/25	6,000,000	6,440,400
5.00%, due 11/1/22	54,945,000	58,093,303
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (c)	14,976,000	15,518,880
Matthews International Corp. 5.25%, due 12/1/25 (c)	10,000,000	9,800,000
Nielsen Co. Luxembourg S.A.R.L. (c)
5.00%, due 2/1/25	28,027,000	27,046,055
5.50%, due 10/1/21	6,850,000	6,856,508
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (c)	60,935,000	60,840,551
Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (c)	11,270,000	11,720,800
United Rentals North America, Inc.
4.625%, due 7/15/23	3,000,000	3,066,660
4.875%, due 1/15/28	13,300,000	13,564,537
5.25%, due 1/15/30	14,900,000	15,241,657
6.50%, due 12/15/26	12,270,000	13,339,944
		429,169,759
Computers 0.3%
MTS Systems Corp. 5.75%, due 8/15/27 (c)	5,000,000	5,137,500
NCR Corp. 6.375%, due 12/15/23	21,795,000	22,383,901
		27,521,401
Cosmetics & Personal Care 0.5%
Edgewell Personal Care Co.
4.70%, due 5/19/21	28,000,000	28,425,600
4.70%, due 5/24/22	20,713,000	21,075,478
		49,501,078
Diversified Financial Services 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.00%, due 10/1/21	2,000,000	2,092,657
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75%, due 7/15/27 (c)	15,680,000	16,366,000
Credit Acceptance Corp.
6.125%, due 2/15/21	8,362,000	8,382,905
6.625%, due 3/15/26 (c)	23,820,000	25,697,016
7.375%, due 3/15/23	25,095,000	26,098,800
Jefferies Finance LLC / JFIN Co-Issuer Corp. (c)
6.25%, due 6/3/26	11,500,000	11,709,875
7.25%, due 8/15/24	12,850,000	12,689,375
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (c)
5.25%, due 3/15/22	10,830,000	11,100,750
5.25%, due 10/1/25	3,670,000	3,761,750
5.875%, due 8/1/21	25,700,000	26,021,250
LPL Holdings, Inc. 5.75%, due 9/15/25 (c)	29,030,000	30,118,625
Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (c)	10,000,000	8,787,500
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (c)	16,500,000	16,995,000
VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (c)	26,865,000	27,670,950
Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (c)	11,430,000	9,144,000
		236,636,453
Electric 0.8%
Calpine Corp. (c)
5.875%, due 1/15/24	21,121,000	21,596,223
6.00%, due 1/15/22	24,773,000	24,958,797
Keystone Power Pass-Through Holders LLC / Conemaugh Power Pass-Through Holders 13.00% (13.00% PIK), due 6/1/24 (a)(c)(e)	9,280,157	9,465,760
NRG Energy, Inc. 6.625%, due 1/15/27	7,000,000	7,463,330
Talen Energy Supply LLC 6.625%, due 1/15/28 (c)	6,740,000	6,461,975
Vistra Operations Co. LLC 5.00%, due 7/31/27 (c)	11,000,000	11,261,250
		81,207,335
Electrical Components & Equipment 0.3%
Energizer Holdings, Inc. (c)
5.50%, due 6/15/25	9,800,000	9,950,062
7.75%, due 1/15/27	10,760,000	11,682,240
WESCO Distribution, Inc. 5.375%, due 12/15/21	11,549,000	11,621,181
		33,253,483
Electrical Equipment 0.2%
Resideo Funding, Inc. 6.125%, due 11/1/26 (c)	18,045,000	19,060,031

Electronics 0.2%
Itron, Inc. 5.00%, due 1/15/26 (c)	14,966,000	15,284,028

Engineering & Construction 0.4%
Weekley Homes LLC / Weekley Finance Corp.
6.00%, due 2/1/23	26,379,000	26,379,000
6.625%, due 8/15/25	11,015,000	10,932,388
		37,311,388
Entertainment 1.9%
Boyne USA, Inc. 7.25%, due 5/1/25 (c)	14,450,000	15,750,500
Churchill Downs, Inc. (c)
4.75%, due 1/15/28	9,830,000	9,842,288
5.50%, due 4/1/27	32,350,000	33,896,734
International Game Technology PLC 6.25%, due 1/15/27 (c)	22,700,000	24,629,500
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (c)	10,359,000	11,006,438
Merlin Entertainments PLC 5.75%, due 6/15/26 (c)	32,900,000	34,380,500
Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (c)	23,000,000	23,345,000
Twin River Worldwide Holdings, Inc. 6.75%, due 6/1/27 (c)	27,465,000	28,632,262
		181,483,222
Environmental Controls 0.1%
Clean Harbors, Inc. 4.875%, due 7/15/27 (c)	5,000,000	5,143,750

Food 1.9%
B&G Foods, Inc. 5.25%, due 4/1/25	25,275,000	25,148,625
C&S Group Enterprises LLC 5.375%, due 7/15/22 (c)(g)	55,020,000	55,020,000
Ingles Markets, Inc. 5.75%, due 6/15/23	4,117,000	4,199,340
KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (c)	17,625,000	17,642,625
Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (c)	16,324,000	18,078,830
Land O'Lakes, Inc. 6.00%, due 11/15/22 (c)	23,000,000	23,965,730
Nathan's Famous, Inc. 6.625%, due 11/1/25 (c)	4,000,000	3,960,000
Post Holdings, Inc. 5.50%, due 12/15/29 (c)	9,065,000	9,166,981
Simmons Foods, Inc. 7.75%, due 1/15/24 (c)	7,000,000	7,525,000
TreeHouse Foods, Inc. 6.00%, due 2/15/24 (c)	14,115,000	14,609,025
		179,316,156
Forest Products & Paper 1.2%
Mercer International, Inc.
5.50%, due 1/15/26	4,000,000	3,840,000
6.50%, due 2/1/24	15,958,000	16,117,580
7.375%, due 1/15/25	13,000,000	13,452,400
Schweitzer-Mauduit International, Inc. 6.875%, due 10/1/26 (c)	16,380,000	16,748,550
Smurfit Kappa Treasury Funding DAC 7.50%, due 11/20/25	52,580,000	62,044,400
		112,202,930
Gas 1.1%
AmeriGas Partners, L.P. / AmeriGas Finance Corp.
5.50%, due 5/20/25	7,375,000	7,743,750
5.625%, due 5/20/24	26,531,000	28,156,024
5.75%, due 5/20/27	19,505,000	20,480,250
5.875%, due 8/20/26	27,175,000	28,805,500
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (c)	17,000,000	17,212,500
		102,398,024
Health Care - Products 0.4%
Avanos Medical, Inc. 6.25%, due 10/15/22	16,331,000	16,637,206
Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (c)	10,040,000	10,353,750
Hologic, Inc. 4.375%, due 10/15/25 (c)	8,150,000	8,184,556
		35,175,512
Health Care - Services 4.4%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	16,940,000	17,073,148
6.50%, due 3/1/24	11,195,000	11,474,875
AHP Health Partners, Inc. 9.75%, due 7/15/26 (c)	10,000,000	10,775,000
Catalent Pharma Solutions, Inc. (c)
4.875%, due 1/15/26	10,264,000	10,469,280
5.00%, due 7/15/27	5,000,000	5,137,500
Centene Corp.
5.375%, due 6/1/26 (c)	3,045,000	3,216,281
5.625%, due 2/15/21	14,930,000	15,142,454
6.125%, due 2/15/24	23,817,000	24,948,307
Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (c)	8,920,000	9,432,900
Encompass Health Corp. 5.75%, due 11/1/24	25,076,000	25,358,607
HCA, Inc.
5.25%, due 4/15/25	15,000,000	16,531,214
5.25%, due 6/15/26	8,330,000	9,243,305
5.375%, due 2/1/25	25,525,000	27,604,266
5.375%, due 9/1/26	4,170,000	4,514,025
5.625%, due 9/1/28	10,000,000	11,027,000
5.875%, due 5/1/23	7,240,000	7,927,800
5.875%, due 2/15/26	26,000,000	28,925,000
5.875%, due 2/1/29	3,915,000	4,370,119
7.50%, due 2/15/22	9,417,000	10,426,502
7.50%, due 12/15/23	1,500,000	1,706,250
7.50%, due 11/6/33	18,975,000	22,011,000
7.58%, due 9/15/25	8,020,000	9,283,150
7.69%, due 6/15/25	31,650,000	37,267,875
8.36%, due 4/15/24	4,524,000	5,270,460
Molina Healthcare, Inc. 5.375%, due 11/15/22	8,180,000	8,540,493
MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (c)	9,052,000	8,780,078
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, due 12/1/26 (c)	33,815,000	35,886,169
Select Medical Corp. 6.25%, due 8/15/26 (c)	5,000,000	5,075,000
Tenet Healthcare Corp.
6.00%, due 10/1/20	5,000,000	5,143,750
8.125%, due 4/1/22	7,000,000	7,481,250
WellCare Health Plans, Inc.
5.25%, due 4/1/25	15,310,000	15,887,340
5.375%, due 8/15/26 (c)	7,255,000	7,673,106
		423,603,504
Home Builders 2.2%
Ashton Woods USA LLC / Ashton Woods Finance Co. (c)
6.75%, due 8/1/25	5,496,000	5,344,860
9.875%, due 4/1/27	10,540,000	11,172,400
Brookfield Residential Properties, Inc. (c)
6.375%, due 5/15/25	6,665,000	6,748,312
6.50%, due 12/15/20	24,800,000	24,800,000
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (c)	37,996,000	38,380,520
Century Communities, Inc.
5.875%, due 7/15/25	4,630,000	4,653,150
6.75%, due 6/1/27 (c)	22,370,000	23,124,987
M/I Homes, Inc. 5.625%, due 8/1/25	6,000,000	6,090,000
Mattamy Group Corp. 6.50%, due 10/1/25 (c)	10,915,000	11,433,462
New Home Co., Inc. 7.25%, due 4/1/22	20,030,000	19,128,650
Shea Homes, L.P. / Shea Homes Funding Corp. (c)
5.875%, due 4/1/23	11,137,000	11,457,746
6.125%, due 4/1/25	25,500,000	26,456,250
Taylor Morrison Communities, Inc. 5.75%, due 1/15/28 (c)	6,620,000	6,860,505
Williams Scotsman International, Inc. 6.875%, due 8/15/23 (c)	12,300,000	12,884,250
		208,535,092
Household Products & Wares 0.7%
Prestige Brands, Inc. 6.375%, due 3/1/24 (c)	44,988,000	46,717,788
Spectrum Brands, Inc.
5.75%, due 7/15/25	11,687,000	12,107,148
6.125%, due 12/15/24	5,000,000	5,175,000
6.625%, due 11/15/22	2,046,000	2,086,920
		66,086,856
Insurance 1.3%
American Equity Investment Life Holding Co. 5.00%, due 6/15/27	27,640,000	28,463,104
Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	5,435,000	6,683,170
Fidelity & Guaranty Life Holdings, Inc. 5.50%, due 5/1/25 (c)	17,875,000	18,679,375
HUB International, Ltd. 7.00%, due 5/1/26 (c)	11,500,000	11,694,005
MGIC Investment Corp. 5.75%, due 8/15/23	28,580,000	31,045,025
Radian Group, Inc. 4.875%, due 3/15/27	5,000,000	5,012,500
USI, Inc. 6.875%, due 5/1/25 (c)	25,170,000	25,044,150
		126,621,329
Internet 2.2%
Cogent Communications Group, Inc. (c)
5.375%, due 3/1/22	12,046,000	12,557,955
5.625%, due 4/15/21	35,015,000	35,452,687
GrubHub Holdings, Inc. 5.50%, due 7/1/27 (c)	12,605,000	12,936,007
Netflix, Inc.
4.875%, due 4/15/28	2,000,000	2,066,250
5.375%, due 11/15/29 (c)	9,205,000	9,688,263
5.50%, due 2/15/22	22,265,000	23,594,221
5.75%, due 3/1/24	24,961,000	27,020,282
5.875%, due 2/15/25	7,996,000	8,704,606
5.875%, due 11/15/28	32,450,000	35,613,875
VeriSign, Inc.
4.625%, due 5/1/23	6,615,000	6,691,205
4.75%, due 7/15/27	12,480,000	13,128,086
5.25%, due 4/1/25	26,661,000	28,793,880
		216,247,317
Investment Companies 1.1%
Compass Group Diversified Holdings LLC 8.00%, due 5/1/26 (c)	14,250,000	14,891,250
FS Energy & Power Fund 7.50%, due 8/15/23 (c)	58,700,000	59,874,000
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.25%, due 5/15/26 (c)	29,425,000	30,381,312
		105,146,562
Iron & Steel 1.3%
Allegheny Ludlum LLC 6.95%, due 12/15/25	22,688,000	23,595,520
Allegheny Technologies, Inc. 7.875%, due 8/15/23	6,610,000	7,122,275
Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (c)	62,509,000	66,572,085
Mineral Resources, Ltd. 8.125%, due 5/1/27 (c)	30,195,000	31,701,730
		128,991,610
Leisure Time 1.6%
Brunswick Corp. 4.625%, due 5/15/21 (c)	14,411,000	14,411,000
Carlson Travel, Inc. (c)
6.75%, due 12/15/23	67,516,000	68,359,950
9.50%, due 12/15/24	47,475,000	47,237,625
Vista Outdoor, Inc. 5.875%, due 10/1/23	27,402,000	26,579,940
		156,588,515
Lodging 2.2%
Boyd Gaming Corp.
6.00%, due 8/15/26	29,915,000	31,261,175
6.375%, due 4/1/26	6,000,000	6,330,000
Choice Hotels International, Inc. 5.75%, due 7/1/22	25,470,000	27,332,876
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30 (c)	23,325,000	23,966,438
5.125%, due 5/1/26	40,515,000	42,089,413
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (c)	21,479,000	21,951,968
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, due 9/15/26	20,875,000	22,394,700
MGM Resorts International
5.50%, due 4/15/27	23,550,000	24,969,829
5.75%, due 6/15/25	11,615,000	12,555,234
		212,851,633
Machinery - Diversified 0.8%
Briggs & Stratton Corp. 6.875%, due 12/15/20	9,000,000	9,360,000
Colfax Corp. (c)
6.00%, due 2/15/24	13,970,000	14,795,103
6.375%, due 2/15/26	20,090,000	21,502,729
Stevens Holding Co., Inc. 6.125%, due 10/1/26 (c)	12,790,000	13,557,400
Tennant Co. 5.625%, due 5/1/25	21,840,000	22,659,000
		81,874,232
Media 5.8%
Altice Financing S.A. 7.50%, due 5/15/26 (c)	15,335,000	16,063,412
Altice France S.A. (c)
6.25%, due 5/15/24	7,064,000	7,293,580
7.375%, due 5/1/26	23,300,000	24,829,062
Block Communications, Inc. 6.875%, due 2/15/25 (c)	46,497,000	48,589,365
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, due 2/1/28 (c)	27,440,000	28,161,672
5.125%, due 2/15/23	24,030,000	24,390,450
5.125%, due 5/1/27 (c)	37,725,000	38,903,906
5.375%, due 5/1/25 (c)	3,025,000	3,123,313
5.375%, due 6/1/29 (c)	10,015,000	10,378,044
5.75%, due 2/15/26 (c)	32,995,000	34,758,913
5.875%, due 4/1/24 (c)	25,215,000	26,223,600
5.875%, due 5/1/27 (c)	5,000,000	5,225,000
CSC Holdings LLC (c)
5.75%, due 1/15/30	13,935,000	14,144,025
6.50%, due 2/1/29	11,075,000	12,210,188
Diamond Sports Group LLC / Diamond Sports Finance Co. (c)
5.375%, due 8/15/26	6,500,000	6,605,625
6.625%, due 8/15/27	5,300,000	5,415,938
DISH DBS Corp.
5.875%, due 7/15/22	24,537,000	24,801,263
5.875%, due 11/15/24	18,840,000	17,521,577
6.75%, due 6/1/21	11,000,000	11,450,450
7.75%, due 7/1/26	20,260,000	19,854,800
Meredith Corp. 6.875%, due 2/1/26	47,420,000	50,265,200
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, due 8/15/23 (c)	18,030,000	18,649,330
Quebecor Media, Inc. 5.75%, due 1/15/23	31,005,000	33,020,325
Sirius XM Radio, Inc. (c)
4.625%, due 7/15/24	7,000,000	7,205,100
5.50%, due 7/1/29	7,590,000	7,941,038
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (b)(d)(e)(f)	20,000,000	21,050,000
Videotron, Ltd.
5.00%, due 7/15/22	20,449,000	21,363,070
5.375%, due 6/15/24 (c)	21,850,000	23,379,500
		562,817,746
Metal Fabricate & Hardware 2.0%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (c)	65,420,000	62,639,650
Novelis Corp. (c)
5.875%, due 9/30/26	62,000,000	64,247,500
6.25%, due 8/15/24	33,306,000	34,888,701
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (c)	16,445,000	15,047,175
Park-Ohio Industries, Inc. 6.625%, due 4/15/27	16,190,000	16,068,575
		192,891,601
Mining 1.8%
Alcoa Nederland Holding B.V. (c)
6.75%, due 9/30/24	7,910,000	8,305,500
7.00%, due 9/30/26	20,510,000	21,971,338
Constellium S.E. 5.875%, due 2/15/26 (c)	13,000,000	13,487,500
First Quantum Minerals, Ltd. 7.25%, due 4/1/23 (c)	22,827,000	22,598,730
Freeport McMoRan, Inc. 6.875%, due 2/15/23	64,911,000	68,318,827
Hecla Mining Co. 6.875%, due 5/1/21	27,335,000	26,480,781
Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (c)	9,500,000	10,035,800
		171,198,476
Miscellaneous - Manufacturing 0.8%
Amsted Industries, Inc. 5.625%, due 7/1/27 (c)	23,395,000	24,389,288
EnPro Industries, Inc. 5.75%, due 10/15/26	6,870,000	7,093,275
Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (c)	17,876,000	17,919,796
Koppers, Inc. 6.00%, due 2/15/25 (c)	26,875,000	25,396,875
		74,799,234
Oil & Gas 6.5%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (c)
7.00%, due 11/1/26	11,790,000	9,432,000
10.00%, due 4/1/22	13,335,000	13,168,312
California Resources Corp.
5.00%, due 1/15/20	16,470,000	15,811,200
8.00%, due 12/15/22 (c)	67,570,000	47,299,000
Callon Petroleum Co.
6.125%, due 10/1/24	23,000,000	22,482,960
6.375%, due 7/1/26	6,000,000	5,850,000
Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 7.625%, due 1/15/22	5,011,000	4,810,560
CNX Resources Corp. 5.875%, due 4/15/22	4,257,000	4,056,282
Comstock Resources, Inc. 9.75%, due 8/15/26	64,495,000	48,210,012
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (c)	13,000,000	13,877,500
Gulfport Energy Corp.
6.00%, due 10/15/24	43,999,000	33,874,830
6.375%, due 5/15/25	21,725,000	16,619,625
6.375%, due 1/15/26	5,750,000	4,341,250
6.625%, due 5/1/23	6,192,000	5,185,800
Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, due 2/15/26 (c)	2,000,000	2,079,375
Indigo Natural Resources LLC 6.875%, due 2/15/26 (c)	18,620,000	15,687,350
Matador Resources Co. 5.875%, due 9/15/26	21,655,000	21,394,923
Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (c)	12,465,000	9,753,863
Murphy Oil Corp. 6.875%, due 8/15/24	10,590,000	11,095,355
Murphy Oil USA, Inc.
5.625%, due 5/1/27	10,417,000	10,885,765
6.00%, due 8/15/23	23,635,000	24,107,700
Oasis Petroleum, Inc. 6.875%, due 3/15/22	4,731,000	4,709,001
Parkland Fuel Corp. 5.875%, due 7/15/27 (c)	10,025,000	10,313,219
Parsley Energy LLC / Parsley Finance Corp. (c)
5.25%, due 8/15/25	10,525,000	10,603,937
5.625%, due 10/15/27	7,475,000	7,717,938
6.25%, due 6/1/24	7,250,000	7,512,813
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, due 11/15/23	3,000,000	3,113,400
7.25%, due 6/15/25	14,825,000	15,529,187
PDC Energy, Inc. 6.125%, due 9/15/24	24,880,000	24,569,000
PetroQuest Energy, Inc. 10.00% (10.00% PIK), due 2/15/24 (a)(b)(d)	19,891,092	14,321,586
QEP Resources, Inc. 5.625%, due 3/1/26	12,500,000	10,687,750
Range Resources Corp.
5.75%, due 6/1/21	21,525,000	21,417,375
5.875%, due 7/1/22	25,543,000	24,010,420
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (e)(f)(h)	124,195,000	3,415,363
Southwestern Energy Co.
6.20%, due 1/23/25	8,938,000	7,709,025
7.50%, due 4/1/26	18,400,000	16,100,000
SRC Energy, Inc. 6.25%, due 12/1/25	24,660,000	21,454,200
Sunoco, L.P. / Sunoco Finance Corp. 6.00%, due 4/15/27	19,965,000	21,038,119
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	25,562,822	26,840,963
Transocean Guardian, Ltd. 5.875%, due 1/15/24 (c)	6,497,000	6,626,940
Transocean Poseidon, Ltd. 6.875%, due 2/1/27 (c)	8,000,000	8,540,160
Transocean Sentry, Ltd. 5.375%, due 5/15/23 (c)	10,000,000	10,025,000
Ultra Resources, Inc. 6.875%, due 4/15/22 (c)	28,880,000	2,454,800
Whiting Petroleum Corp. 6.625%, due 1/15/26 (g)	3,450,000	3,251,625
WPX Energy, Inc. 6.00%, due 1/15/22	6,154,000	6,377,083
		628,362,566
Oil & Gas Services 0.5%
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	44,275,000	39,515,437
Nine Energy Service, Inc. 8.75%, due 11/1/23 (c)	13,290,000	12,990,975
		52,506,412
Packaging & Containers 0.1%
Trivium Packaging Finance B.V. (c)
5.50%, due 8/15/26	7,500,000	7,734,375
8.50%, due 8/15/27	1,364,000	1,439,416
		9,173,791
Pharmaceuticals 0.8%
Bausch Health Americas, Inc. (c)
8.50%, due 1/31/27	6,715,000	7,395,565
9.25%, due 4/1/26	14,000,000	15,680,000
Bausch Health Co., Inc. 6.125%, due 4/15/25 (c)	5,000,000	5,143,750
Bausch Health Cos., Inc. (c)
7.00%, due 1/15/28	5,000,000	5,181,250
7.25%, due 5/30/29	5,000,000	5,196,900
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (c)
6.00%, due 7/15/23	12,521,000	7,950,835
6.00%, due 2/1/25	5,000,000	3,000,000
Par Pharmaceutical, Inc. 7.50%, due 4/1/27 (c)	20,790,000	18,866,925
Vizient, Inc. 6.25%, due 5/15/27 (c)	10,000,000	10,625,000
		79,040,225
Pipelines 4.4%
ANR Pipeline Co.
7.375%, due 2/15/24	2,555,000	2,949,009
9.625%, due 11/1/21	10,349,000	11,856,882
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp.
5.375%, due 9/15/24	8,720,000	8,393,000
5.75%, due 1/15/28 (c)	11,110,000	10,373,963
Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25	14,380,000	15,819,438
Cheniere Energy Partners, L.P.
5.25%, due 10/1/25	14,515,000	15,041,459
5.625%, due 10/1/26	15,530,000	16,422,975
CNX Midstream Partners, L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (c)	21,066,000	20,065,365
DCP Midstream Operating, L.P. 5.375%, due 7/15/25	7,000,000	7,428,890
Delek Logistics Partners, L.P. / Delek Logistics Finance Corp. 6.75%, due 5/15/25	7,593,000	7,611,983
Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	37,080,000	37,724,450
Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (c)	18,000,000	18,765,000
MPLX, L.P.
4.875%, due 12/1/24	27,495,000	29,962,531
4.875%, due 6/1/25	28,790,000	31,358,142
NGPL PipeCo LLC 4.875%, due 8/15/27 (c)	16,630,000	17,835,675
NuStar Logistics, L.P.
6.00%, due 6/1/26	16,120,000	17,006,600
6.75%, due 2/1/21	12,715,000	13,287,175
Plains All American Pipeline, L.P. 6.125%, due 11/15/22 (i)(j)	27,183,000	26,216,916
Ruby Pipeline LLC 6.00%, due 4/1/22 (c)	4,327,030	4,486,113
Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	12,050,000	13,740,134
SemGroup Corp. 6.375%, due 3/15/25	7,997,000	7,677,120
SemGroup Corp. / Rose Rock Finance Corp. 5.625%, due 11/15/23	7,681,000	7,392,963
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (c)	26,235,000	26,562,937
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
5.00%, due 1/15/28	7,000,000	7,096,250
5.875%, due 4/15/26	10,090,000	10,654,536
6.50%, due 7/15/27 (c)	18,950,000	20,632,191
TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	16,973,000	16,336,512
		422,698,209
Real Estate 1.3%
CBRE Services, Inc. 5.25%, due 3/15/25	4,405,000	4,875,217
Howard Hughes Corp. 5.375%, due 3/15/25 (c)	23,000,000	23,575,000
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	22,805,000	23,284,361
Newmark Group, Inc. 6.125%, due 11/15/23	31,644,000	33,978,346
Realogy Group LLC / Realogy Co-Issuer Corp. (c)
4.875%, due 6/1/23 (g)	16,735,000	14,057,400
9.375%, due 4/1/27	25,898,000	22,401,770
		122,172,094
Real Estate Investment Trusts 3.8%
Crown Castle International Corp.
4.875%, due 4/15/22	2,000,000	2,118,187
5.25%, due 1/15/23	49,363,000	53,561,920
CTR Partnership, L.P. / CareTrust Capital Corp. 5.25%, due 6/1/25	6,575,000	6,805,125
Equinix, Inc.
5.375%, due 1/1/22	20,391,000	20,840,010
5.375%, due 4/1/23	14,525,000	14,815,500
5.375%, due 5/15/27	57,435,000	61,653,601
5.75%, due 1/1/25	40,837,000	42,216,474
5.875%, due 1/15/26	47,725,000	50,693,495
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
5.625%, due 5/1/24	63,960,000	68,277,300
5.75%, due 2/1/27 (c)	25,800,000	27,838,458
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.00%, due 10/15/27	20,025,000	20,725,875
		369,545,945
Retail 3.6%
Asbury Automotive Group, Inc. 6.00%, due 12/15/24	53,326,000	55,325,725
Beacon Roofing Supply, Inc. 4.875%, due 11/1/25 (c)	30,930,000	30,620,700
Cumberland Farms, Inc. 6.75%, due 5/1/25 (c)	23,097,000	24,482,820
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (c)	42,001,000	42,547,013
Group 1 Automotive, Inc.
5.00%, due 6/1/22	10,040,000	10,154,657
5.25%, due 12/15/23 (c)	9,305,000	9,502,731
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (c)
4.75%, due 6/1/27	12,287,000	12,578,816
5.00%, due 6/1/24	27,355,000	28,244,038
5.25%, due 6/1/26	34,750,000	36,077,450
KGA Escrow, LLC 7.50%, due 8/15/23 (c)	15,000,000	15,637,500
L Brands, Inc.
5.625%, due 2/15/22	3,358,000	3,521,467
6.694%, due 1/15/27	10,587,000	10,507,598
Penske Automotive Group, Inc.
5.375%, due 12/1/24	7,000,000	7,192,500
5.50%, due 5/15/26	11,300,000	11,695,500
5.75%, due 10/1/22	27,491,000	27,787,078
Rite Aid Corp. 6.125%, due 4/1/23 (c)	28,040,000	23,658,750
		349,534,343
Semiconductors 0.3%
Micron Technology, Inc. 5.50%, due 2/1/25	26,142,000	26,858,562

Software 4.0%
ACI Worldwide, Inc. 5.75%, due 8/15/26 (c)	4,000,000	4,160,000
Ascend Learning LLC 6.875%, due 8/1/25 (c)	27,000,000	27,978,750
CDK Global, Inc.
4.875%, due 6/1/27	6,000,000	6,203,100
5.25%, due 5/15/29 (c)	14,500,000	15,043,750
5.875%, due 6/15/26	32,727,000	34,813,346
Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	18,120,000	18,844,800
Fair Isaac Corp. 5.25%, due 5/15/26 (c)	14,750,000	15,542,813
First Data Corp. 5.00%, due 1/15/24 (c)	3,500,000	3,585,750
IQVIA, Inc. (c)
5.00%, due 10/15/26	30,113,000	31,468,085
5.00%, due 5/15/27	10,000,000	10,423,800
MSCI, Inc. (c)
4.75%, due 8/1/26	13,290,000	13,821,600
5.25%, due 11/15/24	32,022,000	32,973,053
5.375%, due 5/15/27	15,110,000	16,040,474
5.75%, due 8/15/25	41,284,000	43,026,185
Open Text Corp. 5.875%, due 6/1/26 (c)	8,990,000	9,594,218
PTC, Inc. 6.00%, due 5/15/24	48,968,000	51,232,770
RP Crown Parent LLC 7.375%, due 10/15/24 (c)	26,090,000	27,133,600
SS&C Technologies, Inc. 5.50%, due 9/30/27 (c)	24,595,000	25,578,800
		387,464,894
Telecommunications 7.4%
CenturyLink, Inc.
5.80%, due 3/15/22	30,940,000	32,177,600
6.45%, due 6/15/21	10,000,000	10,488,000
CommScope Technologies LLC 6.00%, due 6/15/25 (c)	4,708,000	4,284,280
CommScope, Inc. (c)
6.00%, due 3/1/26	3,645,000	3,684,913
8.25%, due 3/1/27	29,010,000	28,574,850
Frontier Communications Corp.
6.25%, due 9/15/21	13,315,000	8,355,163
10.50%, due 9/15/22	37,854,000	23,658,750
11.00%, due 9/15/25	25,926,000	15,069,488
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	21,850,000	23,150,075
6.625%, due 8/1/26	19,275,000	20,787,317
7.625%, due 6/15/21	26,000,000	27,914,120
Inmarsat Finance PLC (c)
4.875%, due 5/15/22	23,320,000	23,507,026
6.50%, due 10/1/24	13,000,000	13,617,500
Level 3 Financing, Inc.
5.375%, due 5/1/25	21,200,000	21,889,000
5.625%, due 2/1/23	11,000,000	11,143,000
QualityTech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (c)	23,451,000	23,568,255
Sprint Capital Corp.
6.875%, due 11/15/28	99,815,000	109,796,500
8.75%, due 3/15/32	12,780,000	15,863,175
Sprint Communications, Inc.
7.00%, due 3/1/20 (c)	25,490,000	26,031,663
9.25%, due 4/15/22	6,024,000	6,987,840
Sprint Corp. 7.875%, due 9/15/23	43,100,000	48,056,500
T-Mobile USA, Inc.
4.00%, due 4/15/22 (g)	3,000,000	3,052,500
4.75%, due 2/1/28	31,435,000	32,299,462
5.125%, due 4/15/25	26,615,000	27,546,525
5.375%, due 4/15/27	33,000,000	35,062,500
6.00%, due 4/15/24	15,315,000	15,985,184
6.375%, due 3/1/25	37,982,000	39,358,847
6.50%, due 1/15/24	14,485,000	15,010,081
6.50%, due 1/15/26	45,400,000	48,337,380
		715,257,494
Textiles 0.4%
Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC 7.50%, due 5/1/25 (c)	37,879,000	35,606,260

Toys, Games & Hobbies 0.6%
Mattel, Inc. 6.75%, due 12/31/25 (c)	56,645,000	59,549,189

Transportation 0.1%
Teekay Corp. 9.25%, due 11/15/22 (c)	6,000,000	6,180,000

Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (c)	18,100,000	18,824,000

Total Corporate Bonds (Cost $8,513,410,414)		8,635,687,647

Loan Assignments 2.6%
Auto Parts & Equipment 0.2%
Adient U.S. LLC (k) Term Loan B 6.815% (3 Month LIBOR + 4.25%), due 5/6/24	1,500,000	1,440,000
6.889% (3 Month LIBOR + 4.25%), due 5/6/24	4,500,000	4,320,000
Dealer Tire LLC (k) 2018 Term Loan B 7.734% (1 Month LIBOR + 5.50%), due 12/12/25	5,128,205	5,128,205
7.83% (3 Month LIBOR + 5.50%), due 12/12/25	4,846,795	4,846,795
		15,735,000
Banks 0.3%
Jane Street Group LLC 2018 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 8/25/22 (k)	34,577,097	34,360,990

Diversified Financial Services 0.1%
Jefferies Finance LLC 2019 Term Loan 6.188% (1 Month LIBOR + 3.75%), due 6/3/26 (k)	10,000,000	9,970,830

Healthcare, Education & Childcare 0.1%
Jaguar Holding Co. II 2018 Term Loan 4.734% (1 Month LIBOR + 2.50%), due 8/18/22 (k)	14,932,616	14,904,617

Insurance 0.1%
USI, Inc. 2017 Repriced Term Loan 5.33% (3 Month LIBOR + 3.00%), due 5/16/24 (k)	12,941,753	12,753,023

Internet 0.1%
NASCAR Holdings, Inc. Term Loan B TBD, due 7/26/26	6,000,000	6,025,002

Metal Fabricate & Hardware 0.1%
Neenah Foundry Co. (b)(k) 2017 Term Loan 8.758% (2 Month LIBOR + 6.50%), due 12/13/22	4,412,638	4,324,385
8.845% (2 Month LIBOR + 6.50%), due 12/13/22	5,105,260	5,003,155
		9,327,540
Mining 0.1%
Aleris International, Inc. 2018 Term Loan 6.984% (1 Month LIBOR + 4.75%), due 2/27/23 (k)	4,912,594	4,920,784

Oil & Gas 0.3%
PetroQuest Energy, Inc. Term Loan Note 10.013%, due 3/2/20 (d)	16,636,467	16,636,467
Prairie ECI Acquiror L.P. Term Loan B 7.08% (3 Month LIBOR + 4.75%), due 3/11/26 (k)	9,975,000	9,996,825
		26,633,292
Retail 0.1%
1011778 B.C. Unlimited Liability Co. Term Loan B3 4.484% (1 Month LIBOR + 2.25%), due 2/16/24 (k)	4,974,555	4,973,311

Retail Stores 0.7%
Bass Pro Group LLC Term Loan B 7.234% (1 Month LIBOR + 5.00%), due 9/25/24 (k)	70,082,301	66,227,774

Software 0.3%
Ascend Learning LLC 2017 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 7/12/24 (k)	5,987,310	5,954,876
RP Crown Parent LLC 2016 Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 10/12/23 (k)	19,913,226	19,853,487
		25,808,363
Transportation 0.1%
Commercial Barge Line Co. 2015 1st Lien Term Loan 10.984% (1 Month LIBOR + 8.75%), due 11/12/20 (k)	22,223,950	14,223,328

Total Loan Assignments (Cost $252,797,531)		245,863,854

Total Long-Term Bonds (Cost $8,796,072,170)		8,910,784,044

	Shares
Common Stocks 1.6%
Auto Parts & Equipment 0.1%
American Tire Distributors, Inc. (d)(e)(l)	142,545	4,347,623
Exide Technologies (b)(d)(e)(f)(l)	7,338,430	9,246,421
		13,594,044
Electric Utilities 0.1%
Keycon Power Holdings LLC (e)(l)	38,680	11,217,200

Independent Power & Renewable Electricity Producers 0.8%
GenOn Energy, Inc. (d)(l)	386,241	72,033,946
PetroQuest Energy, Inc. (b)(d)(e)(l)	2,314,883	2,314,883
		74,348,829
Media 0.0% ‡
ION Media Networks, Inc. (b)(d)(e)(f)(l)	2,287	907,139

Metals & Mining 0.1%
Neenah Enterprises, Inc. (b)(d)(e)(l)	720,961	9,898,795

Oil, Gas & Consumable Fuels 0.5%
Talos Energy, Inc. (l)	2,074,193	42,686,892
Titan Energy LLC (l)	91,174	3,925
		42,690,817
Software 0.0% ‡
ASG Corp. (b)(d)(e)(l)	12,502	0

Total Common Stocks (Cost $206,145,111)		152,656,824

Exchange-Traded Funds 0.3%
iShares Gold Trust (l)	618,700	8,364,824
SPDR Gold Shares (l)	189,000	25,176,690

Total Exchange-Traded Funds (Cost $28,668,073)		33,541,514

Short-Term Investments 5.4%
Unaffiliated Investment Company 5.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26% (m)	494,825,409	494,825,409
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (m)(n)	25,816,008	25,816,008

Total Short-Term Investments (Cost $520,641,417)		520,641,417

Total Investments (Cost $9,551,526,771)	99.7%	9,617,623,799
Other Assets, Less Liabilities	0.3	30,252,722
Net Assets	100.0%	$9,647,876,521

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2019, the total market value of fair valued securities was $306,365,067, which represented 3.2% of the Fund's net assets.
(e)	Illiquid security - As of July 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $227,471,391, which represented 2.4% of the Fund's net assets.
(f)	Restricted security.
(g)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $25,650,138; the total market value of collateral held by the Fund was $26,209,452. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $393,444.
(h)	Issue in non-accrual status.
(i)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2019.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(l)	Non-income producing security.
(m)	Current yield as of July 31, 2019.
(n)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$—	$29,232,543	$29,232,543
Corporate Bonds (c)	—	8,473,940,397	161,747,250	8,635,687,647
Loan Assignments (d)	—	236,536,314	9,327,540	245,863,854
Total Long-Term Bonds	—	8,710,476,711	200,307,333	8,910,784,044
Common Stocks (e)	53,908,017	76,381,569	22,367,238	152,656,824
Exchange-Traded Funds	33,541,514	—	—	33,541,514
Short-Term Investments
Unaffiliated Investment Company	520,641,417	—	—	520,641,417
Total Investments in Securities	$608,090,948	$8,786,858,280	$222,674,571	$9,617,623,799

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $29,221,204 and $11,339 are held in Auto Parts & Equipment and Mining, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $126,375,664, $21,050,000 and $14,321,586 are held in Auto Parts & Equipment, Media, and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $9,327,540 is held in Metal Fabricate & Hardware within the Loan Assignments section of the Portfolio of Investments, which was valued by a pricing service without adjustment.

(e)	The Level 3 securities valued at $9,246,421, $2,314,883, $907,139, $9,898,795 and $0 are held in Auto Parts & Equipment, Independent Power & Renewable Electricity Producers, Media, Metals & Mining and Software, respectively, within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31,2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2019
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$64,561,066	$921,635	$(69,318,629)	$31,609,601	$37,288,090	(a)	$(35,840,559)		$-	$-	$29,221,204	$(632,106)
Mining	11,029	707	-	(397)	-		-		-	-	11,339	(397)
Corporate Bonds
Auto Parts & Equipment	96,059,602	1,760,043	(12,109,787)	3,902,549	131,695,487	(a)	(94,932,230)		-	-	126,375,664	1,919,090
Media	21,150,000	24,582	-	(124,582)	-		-		-	-	21,050,000	(124,582)
Oil & Gas	-	(2,744,284)	-	(26,751,035)	43,816,905		-		-	-	14,321,586	(26,751,035)
Loan Assignments
Metal Fabricate & Hardware	10,481,625	14,877	8,425	(107,785)			(1,069,602	)(b)	-	-	9,327,540	(107,785)
Common Stocks
Auto Parts & Equipment	6,484,263	-	-	(3,979,462)	6,741,620		-		-	-	9,246,421	(3,979,462)
Independent Power & Renewable Electricity Producers	-	-	-	(9,680,229)	11,995,112		-		-		2,314,883	(9,680,229)
Media	1,416,316	-	-	(509,177)	-		-		-	-	907,139	(509,177)
Metals & Mining	9,898,795	-	-	-	-		-		-	-	9,898,795	-
Software	-	-	-	-	-		-		-	-	-	-
Total	$210,062,696	$(22,440)	$(81,419,991)	$(5,640,517)	$231,537,214		$(131,842,391)		$-	$-	$222,674,571	$(39,865,683)

(a)	Purchases include PIK securities.

(b)	Sales include principal reductions

MainStay MacKay Infrastructure Bond Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value

Long-Term Bonds 96.8% †
Asset-Backed Securities 0.6%
Utilities 0.6%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$783,654	$814,343

Total Asset-Backed Securities (Cost $792,692)		814,343

Corporate Bonds 6.2%
Consumer Services 1.9%
YMCA of Greater New York 5.021%, due 8/1/38	2,440,000	2,770,901

Electric 0.8%
Duke Energy Florida Project Finance LLC 2.538%, due 9/1/29	1,100,000	1,096,147

Health Care - Services 3.5%
Adventist Health System 3.378%, due 3/1/23	1,600,000	1,639,001
Toledo Hospital
5.325%, due 11/15/28	2,000,000	2,184,897
5.75%, due 11/15/38	1,000,000	1,166,804
		4,990,702

Total Corporate Bonds (Cost $8,452,676)		8,857,750

Loan Assignments 2.1% (a)
Utilities 2.1%
PG&E Corp.
DIP Delayed Draw Term Loan 1.13% (1 Month LIBOR + 2.25%), due 12/31/20	750,000	750,938
DIP Term Loan 4.64% (1 Month LIBOR + 2.25%), due 12/31/20	2,250,000	2,252,812

Total Loan Assignments (Cost $3,021,076)		3,003,750

Municipal Bonds 86.1%
Arizona 0.4%
Arizona Industrial Development Authority, NCCU Properties LLC, Revenue Bonds Series B, Insured: BAM 3.10%, due 6/1/25	600,000	601,620

Arkansas 1.3%
City of Rogers, Sales & Use Tax, Revenue Bonds Series A 3.828%, due 11/1/25	1,675,000	1,806,688

California 8.6%
California Educational Facilities Authority, Chapman University, Revenue Bonds Series A 3.661%, due 4/1/33	3,300,000	3,392,136
Inglewood Joint Powers Authority, Revenue Bonds Insured: BAM 3.469%, due 8/1/29	1,000,000	1,068,330
Inland Empire Tobacco Securitization Authority, Revenue Bonds 3.678%, due 6/1/38	1,500,000	1,547,085
Lynwood Housing Authority, Revenue Bonds 4.00%, due 9/1/29	2,370,000	2,391,662
Oceanside Unified School District, Unrefunded Election 2008, Unlimited General Obligation 2.37%, due 8/1/19	1,450,000	1,450,000
San Bernardino City Unified School District, Qualified School Construction Bonds, Certificates of Participation Insured: AGM 7.703%, due 2/1/21	765,000	801,444
University of California, Revenue Bonds Series BD 3.349%, due 7/1/29	1,500,000	1,610,865
		12,261,522
Colorado 0.8%
Colorado State Housing & Finance Authority, Revenue Bonds Series G-1 3.65%, due 11/1/46	1,080,000	1,107,691

Connecticut 3.5%
Connecticut Airport Authority, Ground Transportation Center Project, Revenue Bonds
Series B 3.024%, due 7/1/25	2,045,000	2,097,107
Series B 4.282%, due 7/1/45	1,500,000	1,571,970
State of Connecticut, Unlimited General Obligation Series A 5.85%, due 3/15/32	1,000,000	1,275,720
		4,944,797
Delaware 0.4%
Delaware Municipal Electric Corp., Middletown & Seaford Projects, Revenue Bonds Series B, Insured: BAM 4.35%, due 10/1/34	500,000	521,760

Florida 3.1%
City of Miami FL, Street & Sidewalk Improvement Program, Revenue Bonds Series B, Insured: AGM 4.592%, due 1/1/33 (b)	1,115,000	1,220,156
County of Miami-Dade FL Aviation, Revenue Bonds Series C 4.28%, due 10/1/41	3,000,000	3,208,740
		4,428,896
Georgia 0.7%
Municipal Electric Authority of Georgia, Build America Bonds, Plant Vogtle Project, Revenue Bonds Insured: AGM 6.655%, due 4/1/57	750,000	1,060,260

Illinois 19.5%
City of Chicago IL, Unlimited General Obligation
Series B, Insured: BAM 5.432%, due 1/1/42	675,000	786,193
Series B, Insured: BAM 6.314%, due 1/1/44	1,000,000	1,288,050
Series C1, Insured: BAM 7.781%, due 1/1/35	2,195,000	3,118,612
Cook County High School District No. 201, Qualified School Construction Bonds, Limited General Obligation Insured: BAM 4.845%, due 12/1/41	950,000	1,108,906
Cook County School District No. 89 Maywood, Unlimited General Obligation Series C, Insured: AGM 6.50%, due 12/15/20	400,000	412,960
County of Cook IL, Build America Bonds, Unlimited General Obligation
Series B, Insured: AGM 6.229%, due 11/15/34	1,725,000	2,313,415
Series D 6.229%, due 11/15/34	1,611,000	2,138,780
Series B 6.36%, due 11/15/33	1,500,000	2,008,110
Lake County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: BAM 4.25%, due 1/1/25	750,000	790,508
Series A, Insured: BAM 4.25%, due 1/1/26	500,000	526,955
Series A, Insured: BAM 4.25%, due 1/1/29	750,000	790,620
Series A, Insured: BAM 4.25%, due 1/1/30	750,000	789,023
Sales Tax Securitization Corp., Revenue Bonds Series A 4.637%, due 1/1/40	2,000,000	2,237,500
State of Illinois, Build America Bonds, Unlimited General Obligation
5.95%, due 3/1/23	450,000	482,589
Series 3, Insured: AGM 6.725%, due 4/1/35	1,510,000	1,861,286
State of Illinois, Sales Tax, Revenue Bonds 3.00%, due 6/15/25	3,750,000	3,718,987
State of Illinois, Unlimited General Obligation Series B 4.31%, due 4/1/23	500,000	509,015
Village of Rosemont IL, Corporate Purpose Bond, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 12/1/46	2,610,000	2,763,703
		27,645,212
Iowa 2.1%
PEFA, Inc., Revenue Bonds 5.00%, due 9/1/49	2,500,000	2,970,700

Kentucky 3.4%
Kenton County Airport Board, Senior Customer Facility Charge, Revenue Bonds 4.489%, due 1/1/39	2,500,000	2,684,025
Kentucky Economic Development Finance Authority, Louisville Arena Project, Revenue Bonds Series B, Insured: AGM 4.435%, due 12/1/38	2,000,000	2,134,140
		4,818,165
Maryland 2.5%
Maryland Economic Development Corp., Seagirt Marine Terminal Project, Revenue Bonds
Series B 4.125%, due 6/1/29	580,000	604,998
Series B 4.125%, due 6/1/30	500,000	517,650
Maryland Stadium Authority, Warehouse Issue, Revenue Bonds Series B 3.709%, due 3/1/39	2,250,000	2,395,485
		3,518,133
Massachusetts 3.5%
City of Worcester, Ballpark Project, Limited General Obligation 4.75%, due 11/15/48	1,975,000	2,141,868
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds Series B, Insured: AGM 4.496%, due 7/1/33	2,545,000	2,790,999
		4,932,867
Michigan 3.5%
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D 4.92%, due 11/1/39	1,830,000	2,159,949
Series D 5.02%, due 11/1/43	1,500,000	1,795,170
Series E 8.369%, due 11/1/35	715,000	1,045,923
		5,001,042
Missouri 0.8%
Kansas City Industrial Development Authority, Kansas City International Airport Terminal Modernization Project, Revenue Bonds Series B, Insured: AGM 5.00%, due 3/1/55	1,000,000	1,177,780

New Jersey 4.3%
Casino Reinvestment Development Authority, Revenue Bonds Series B, Insured: NATL-RE 5.46%, due 6/1/25	1,000,000	1,076,110
City of Vineland NJ, Unlimited General Obligation 3.193%, due 4/15/29	1,175,000	1,216,419
New Jersey Economic Development Authority, Revenue Bonds Series A, Insured: NATL-RE 7.425%, due 2/15/29	1,144,000	1,450,066
New Jersey Educational Facilities Authority, Kean University, Revenue Bonds Series C 3.236%, due 9/1/25	1,445,000	1,498,465
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds Series B 6.561%, due 12/15/40	580,000	790,946
		6,032,006
New York 10.1%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds Series B, Insured: AGM 4.391%, due 7/15/41	1,500,000	1,623,075
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Subseries B-3 3.95%, due 8/1/32	2,570,000	2,806,466
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds Series B, Insured: AGM 4.946%, due 8/1/48	1,000,000	1,085,790
New York State Dormitory Authority, New York University, Revenue Bonds Series B 4.85%, due 7/1/48	3,100,000	3,471,225
New York State Energy Research & Development Authority, Green, Revenue Bonds
Series A 3.62%, due 4/1/25	750,000	750,465
Series A 3.77%, due 4/1/26	1,045,000	1,045,648
Series A 3.927%, due 4/1/27	995,000	995,537
Triborough Bridge & Tunnel Authority, Build America Bonds, Revenue Bonds Series B 5.42%, due 11/15/36	2,000,000	2,602,040
		14,380,246
Ohio 2.7%
American Municipal Power, Inc., Build America Bonds, Revenue Bonds Series E 6.27%, due 2/15/50	1,920,000	2,561,165
JobsOhio Beverage System, Revenue Bonds Series B 4.532%, due 1/1/35	225,000	264,681
Summit County Development Finance Authority, Franciscan University of Steubenville Project, Revenue Bonds Series B 5.125%, due 11/1/48	1,000,000	1,057,910
		3,883,756
Oregon 0.7%
Port of Portland Airport, Portland International Airport, Revenue Bonds 4.067%, due 7/1/39	1,000,000	1,061,430

Pennsylvania 3.3%
Authority Improvement Municipalities, Carlow University, Revenue Bonds Series B 5.00%, due 11/1/53	1,000,000	1,002,500
City of Erie, Unlimited General Obligation Series A, Insured: AGM 4.04%, due 11/15/36	500,000	539,905
Commonwealth Financing Authority, Revenue Bonds Series A 3.807%, due 6/1/41	1,000,000	1,058,640
Pennsylvania Economic Development Financing Authority, Build America Bonds, Revenue Bonds Series B 6.532%, due 6/15/39	1,495,000	2,042,020
		4,643,065
Rhode Island 0.7%
Rhode Island Commerce Corp., Historic Structures Tax Credit Financing Program, Revenue Bonds Series A 3.297%, due 5/1/28	1,000,000	1,045,880

South Carolina 2.7%
South Carolina Public Service Authority, Revenue Bonds
Series D 2.388%, due 12/1/23	2,000,000	1,978,820
Series E 3.922%, due 12/1/24	1,000,000	1,060,610
Series C 6.454%, due 1/1/50	500,000	747,240
		3,786,670
Tennessee 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series B 4.409%, due 10/1/34	1,280,000	1,381,926

Texas 3.4%
City of Austin TX Electric Utility Revenue 3.566%, due 11/15/49	1,000,000	1,007,030
Gainesville Hospital District, Limited General Obligation Series A 4.753%, due 8/15/23	1,520,000	1,609,878
Port of Corpus Christi Authority of Nueces County, Revenue Bonds Series B 4.875%, due 12/1/38	2,000,000	2,239,300
		4,856,208
Virginia 1.6%
Fredericksburg Economic Development Authority, Fredericksburg Stadium Project, Revenue Bonds Series A 4.00%, due 9/1/29 (b)	2,315,000	2,326,506

Washington 1.5%
Energy Northwest Electric Revenue, Columbia Generating Station, Revenue Bonds Series B 3.457%, due 7/1/35	2,000,000	2,089,340

Total Municipal Bonds (Cost $116,977,266)		122,284,166

U.S. Government & Federal Agencies 1.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.3%
4.00%, due 10/1/48	340,677	361,678
6.50%, due 4/1/37	45,336	51,618
		413,296
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.2%
6.50%, due 4/15/31	189,359	216,152

United States Treasury Notes 1.3%
1.75%, due 9/30/22	1,880,000	1,873,978

Total U.S. Government & Federal Agencies (Cost $2,396,646)		2,503,426

Total Long-Term Bonds (Cost $131,640,356)		137,463,435

Short-Term Investments 3.1%
Municipal Bonds 1.0%
Florida 1.0%
Sumter Landing Community Development District, Revenue Bonds 2.093%, due 10/1/19	1,415,000	1,414,434

Total Municipal Bonds (Cost $1,413,757)		1,414,434

U.S. Government & Federal Agencies 2.1%
Federal Home Loan Bank Discount Notes (zero coupon), due 8/1/19	3,000,000	3,000,000

Total U.S. Government & Federal Agencies (Cost $2,999,821)		3,000,000

Total Short-Term Investments (Cost $4,413,578)		4,414,434

Total Investments (Cost $136,053,934)	99.9%	141,877,869
Other Assets, Less Liabilities	0.1	98,399
Net Assets	100.0%	$141,976,268

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

As of July 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Short Contracts
United States Treasury Long Bond	(70)	September 2019	$(10,711,567)	$(10,891,562)	$(179,995)

1.	As of July 31, 2019, cash in the amount of $168,000 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

The following abbreviations are used in the preceding pages:

AGM	—Assured Guaranty Municipal Corp.
BAM	—Build America Mutual Assurance Co.
LIBOR	—London Interbank Offered Rate
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$814,343	$—	$814,343
Corporate Bonds	—	8,857,750	—	8,857,750
Loan Assignments	—	3,003,750	—	3,003,750
Municipal Bonds	—	122,284,166	—	122,284,166
U.S. Government & Federal Agencies	—	2,503,426	—	2,503,426
Total Long-Term Bonds	—	137,463,435	—	137,463,435
Short-Term Investments
Municipal Bonds	—	1,414,434	—	1,414,434
U.S. Government & Federal Agencies	—	3,000,000	—	3,000,000
Total Short-Term Investments	—	4,414,434	—	4,414,434
Total Investments in Securities	$—	$141,877,869	$—	$141,877,869

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(179,995)	$—	$—	$(179,995)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown in the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$816,243	$235	$(72,720)	$32,697	$-	$(776,455)	$-	$-	$-	$-
Total	$816,243	$235	$(72,720)	$32,697	$-	$(776,455)	$-	$-	$-	$-

(a)	Sales include principal reductions.

MainStay MacKay International Equity Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 95.4% †
Canada 4.3%
Bank of Nova Scotia (Banks)	161,951	$8,646,058
Constellation Software, Inc. (Software)	4,966	4,724,774
		13,370,832
China 3.5%
Tencent Holdings, Ltd. (Interactive Media & Services)	230,381	10,775,007

Denmark 3.3%
Novo Nordisk A/S, Class B (Pharmaceuticals)	212,084	10,179,321

France 3.0%
Teleperformance S.E. (Professional Services)	44,186	9,247,148

Germany 9.7%
Carl Zeiss Meditec A.G. (Health Care Equipment & Supplies)	29,535	3,247,001
Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	115,055	8,014,242
Scout24 A.G. (Interactive Media & Services) (a)	168,285	9,353,101
Symrise A.G. (Chemicals)	78,832	7,302,812
United Internet A.G., Registered (Diversified Telecommunication Services)	67,612	2,022,063
		29,939,219
India 2.6%
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	256,553	7,912,003

Ireland 5.9%
Accenture PLC, Class A (IT Services)	40,272	7,755,582
ICON PLC (Life Sciences Tools & Services) (b)	67,215	10,496,966
		18,252,548
Italy 2.6%
Banca IFIS S.p.A. (Diversified Financial Services)	241,794	3,397,733
DiaSorin S.p.A. (Health Care Equipment & Supplies)	40,786	4,718,239
		8,115,972
Japan 15.6%
CyberAgent, Inc. (Media)	140,800	5,686,660
Lion Corp. (Household Products)	300,500	5,906,229
MonotaRO Co., Ltd. (Trading Companies & Distributors) (c)	217,000	4,742,091
Relo Group, Inc. (Real Estate Management & Development)	235,800	6,254,165
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	131,821	4,560,887
TechnoPro Holdings, Inc. (Professional Services)	105,900	5,910,275
Tsuruha Holdings, Inc. (Food & Staples Retailing)	52,688	5,373,404
ZOZO, Inc. (Internet & Direct Marketing Retail)	517,396	9,781,626
		48,215,337
Mexico 1.4%
Regional S.A.B. de C.V. (Banks)	864,239	4,132,292

Netherlands 9.1%
GrandVision N.V. (Specialty Retail) (a)	117,427	3,515,094
IMCD N.V. (Trading Companies & Distributors)	62,995	5,531,253
Koninklijke DSM N.V. (Chemicals)	68,417	8,466,515
Koninklijke Philips N.V. (Health Care Equipment & Supplies)	226,975	10,644,215
		28,157,077
Spain 5.1%
Amadeus IT Group S.A. (IT Services)	95,258	7,451,063
Industria de Diseno Textil S.A. (Specialty Retail)	278,006	8,291,156
		15,742,219
Sweden 3.9%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	247,241	11,994,150

Switzerland 3.4%
Sika A.G., Registered (Chemicals)	18,907	2,731,990
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	85,135	7,866,474
		10,598,464
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	115,951	4,942,991

United Kingdom 18.7%
Big Yellow Group PLC (Equity Real Estate Investment Trusts)	352,977	4,239,484
BTG PLC (Pharmaceuticals) (b)	361,272	3,674,584
Compass Group PLC (Hotels, Restaurants & Leisure)	358,427	9,034,771
Experian PLC (Professional Services)	191,681	5,815,232
HomeServe PLC (Commercial Services & Supplies)	353,852	4,905,907
Johnson Matthey PLC (Chemicals)	205,969	8,027,971
LivaNova PLC (Health Care Equipment & Supplies) (b)	110,890	8,544,074
Prudential PLC (Insurance)	355,019	7,321,873
St. James's Place PLC (Capital Markets)	525,157	6,232,310
		57,796,206
United States 1.7%
Samsonite International S.A. (Textiles, Apparel & Luxury Goods) (a)	2,678,412	5,261,154

Total Common Stocks (Cost $284,461,381)		294,631,940

Short-Term Investments 1.7%
Affiliated Investment Company 0.1%
United States 0.1%
MainStay U.S. Government Liquidity Fund, 2.07% (d)	350,882	350,882

Unaffiliated Investment Company 1.6%
United States 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (d)(e)	4,932,250	4,932,250

Total Short-Term Investments (Cost $5,283,132)		5,283,132

Total Investments (Cost $289,744,513)	97.1%	299,915,072
Other Assets, Less Liabilities	2.9	8,915,896
Net Assets	100.0%	$308,830,968

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $4,682,243. The Fund received cash collateral with a value of $4,932,250.
(d)	Current yield as of July 31, 2019.
(e)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks:
China	$—	$10,775,007	$—	$10,775,007
Denmark	—	10,179,321	—	10,179,321
France	—	9,247,148	—	9,247,148
Germany	—	29,939,219	—	29,939,219
India	—	7,912,003	—	7,912,003
Italy	—	8,115,972	—	8,115,972
Japan	—	48,215,337	—	48,215,337
Netherlands	—	28,157,077	—	28,157,077
Spain	—	15,742,219	—	15,742,219
Sweden	—	11,994,150	—	11,994,150
Switzerland	7,866,474	2,731,990	—	10,598,464
United Kingdom	8,544,074	49,252,132	—	57,796,206
United States	—	5,261,154	—	5,261,154
All Other Countries	40,698,663	—	—	40,698,663
Total Common Stocks	57,109,211	237,522,729	—	294,631,940
Short-Term Investments
Affiliated Investment Company	350,882	—	—	350,882
Unaffiliated Investment Company	4,932,250	—	—	4,932,250
Total Short-Term Investments	5,283,132	—	—	5,283,132
Total Investments in Securities	$62,392,343	$237,522,729	$—	$299,915,072

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 100.2% †
Long-Term Municipal Bonds 90.9%
Alabama 0.8%
Black Belt Energy Gas District, Project No. 4, Revenue Bonds Series A-1 4.00%, due 12/1/49 (a)	$15,000,000	$16,767,150
City of Birmingham AL, Unlimited General Obligation Series A 5.00%, due 3/1/43	4,150,000	4,576,080
Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds 5.00%, due 10/1/25	1,000,000	1,174,720
University of South Alabama, Revenue Bonds
Insured: AGM 4.00%, due 11/1/35	2,000,000	2,200,500
Insured: AGM 5.00%, due 11/1/29	1,110,000	1,342,445
Insured: AGM 5.00%, due 11/1/30	2,000,000	2,405,160
Water Works Board of the City of Birmingham, Revenue Bonds Series B 5.00%, due 1/1/32	6,140,000	7,412,638
		35,878,693
Alaska 0.1%
Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	3,896,054

Arizona 0.7%
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,066,160
Salt River Project Agricultural Improvement & Power District, Revenue Bonds Series A 5.00%, due 12/1/45	25,100,000	29,049,736
		30,115,896
Arkansas 1.1%
City of Fort Smith AR, Water & Sewer, Revenue Bonds
Insured: BAM 5.00%, due 10/1/28	1,535,000	1,892,548
Insured: BAM 5.00%, due 10/1/29	1,075,000	1,316,875
Insured: BAM 5.00%, due 10/1/31	2,335,000	2,823,295
County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds 5.00%, due 3/1/34	2,000,000	2,354,460
Pulaski County Special School District, Limited General Obligation 4.00%, due 2/1/48	15,500,000	16,026,225
Springdale Public Facilities Board, Arkansas Children's Northwest, Revenue Bonds 5.00%, due 3/1/34	2,890,000	3,422,945
Springdale School District No. 50, Limited General Obligation
4.00%, due 6/1/36	2,500,000	2,622,350
4.00%, due 6/1/40	11,000,000	11,488,070
University of Arkansas, UALR Campus, Revenue Bonds
5.00%, due 10/1/29	1,315,000	1,615,859
5.00%, due 10/1/30	1,110,000	1,355,421
5.00%, due 10/1/31	1,205,000	1,462,400
		46,380,448
California 11.4%
Alta Loma School District, Unlimited General Obligation Series B 5.00%, due 8/1/44	4,000,000	4,766,480
Antelope Valley Community College District, Election 2016, Unlimited General Obligation Series A 4.50%, due 8/1/38	15,000,000	17,167,800
California Educational Facilities Authority, Loma Linda University, Revenue Bonds Series A 5.00%, due 4/1/42	390,000	455,411
California Educational Facilities Authority, Prerefunded - University of San Francisco, Revenue Bonds 6.125%, due 10/1/30	745,000	827,367
California Educational Facilities Authority, Unrefunded - University of San Francisco, Revenue Bonds 6.125%, due 10/1/30	780,000	867,134
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds 5.00%, due 11/15/49	10,000,000	11,712,300
California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds Series A 4.00%, due 10/1/35	1,230,000	1,359,138
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/41	5,000,000	5,844,600
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/22	390,000	436,894
5.00%, due 12/1/23	405,000	466,787
5.00%, due 12/1/24	425,000	502,036
5.00%, due 12/1/25	450,000	541,800
5.00%, due 12/1/26	470,000	574,744
5.00%, due 12/1/27	495,000	616,028
5.00%, due 12/1/28	520,000	645,663
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/32	1,570,000	1,930,095
Insured: BAM 5.00%, due 5/15/32	5,900,000	7,365,324
5.00%, due 5/15/38	2,895,000	3,468,673
Insured: BAM 5.00%, due 5/15/39	9,815,000	11,898,136
Insured: BAM 5.00%, due 5/15/43	11,750,000	14,127,612
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	16,000,000	4,736,800
California State Educational Facilities Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/34	5,000,000	5,958,900
California State Public Works Board, Various Capital Project, Revenue Bonds Series G-1 5.75%, due 10/1/30	1,400,000	1,411,116
California Statewide Communities Development Authority, Cottage Health Obligation Group, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,547,349
Chula Vista Elementary School District, Unlimited General Obligation (zero coupon), due 8/1/23	5,000,000	4,722,200
City of Escondido CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	5,930,900
City of Long Beach CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,159,450
City of Los Angeles CA, Wastewater System Revenue, Revenue Bonds Subseries A 5.00%, due 6/1/43	10,000,000	12,244,200
City of Richmond CA, Wastewater Revenue, Revenue Bonds Series A 5.25%, due 8/1/47	10,530,000	12,740,458
Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series F, Insured: BAM 5.00%, due 8/1/46	12,385,000	14,491,193
Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	20,000,000	23,308,600
Cotati-Rohnert Park Unified School District, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/42	2,865,000	3,359,957
El Monte Union High School District, Unlimited General Obligation Series A 5.00%, due 6/1/49	12,390,000	14,739,887
Etiwanda School District, Election 2016, Unlimited General Obligation Series A 5.00%, due 8/1/46	5,725,000	6,814,239
Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/41	3,000,000	3,658,110
Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	2,640,000	3,023,064
Fontana Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/35	14,800,000	7,032,220
Series C (zero coupon), due 8/1/36	15,500,000	6,837,360
Fresno Unified School District, Election 2001, Unlimited General Obligation
Series G (zero coupon), due 8/1/32	6,000,000	2,758,380
Series G (zero coupon), due 8/1/33	10,000,000	4,268,800
Series G (zero coupon), due 8/1/41	23,485,000	5,724,469
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/40	5,410,000	6,199,698
Golden State Tobacco Securitization Corp., Revenue Bonds Series A-1 5.00%, due 6/1/33	12,545,000	14,770,985
Jurupa Unified School District, Unlimited General Obligation Series C 5.25%, due 8/1/43	5,500,000	6,906,845
Live Oak Elementary School District, Certificates of Participation Insured: AGM 5.00%, due 8/1/39	3,205,000	3,741,036
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds Series A 5.00%, due 7/1/44	15,000,000	18,415,350
Los Angeles Department of Water & Power, Revenue Bonds Series A 5.00%, due 7/1/33	16,480,000	19,582,195
Los Angeles Unified School District, Election 2008, Unlimited General Obligation Series B-1 5.25%, due 7/1/42	77,695,000	95,805,704
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM 5.00%, due 8/1/27	1,160,000	1,396,362
Insured: AGM 5.00%, due 8/1/28	1,755,000	2,099,594
Insured: AGM 5.00%, due 8/1/29	2,535,000	3,006,814
Oceanside Unified School District, Unrefunded Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	560,000	74,810
Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	6,115,750
Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,625,490
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/1/37	3,660,000	4,605,195
Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
Series B, Insured: BAM 5.00%, due 10/1/28	2,510,000	3,054,218
Series B, Insured: BAM 5.00%, due 10/1/29	875,000	1,058,951
Series B, Insured: BAM 5.00%, due 10/1/30	2,645,000	3,180,295
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,141,140
San Diego Association of Governments, South Bay Expressway, Senior Lien, Revenue Bonds
Series A 5.00%, due 7/1/30	2,475,000	3,069,990
Series A 5.00%, due 7/1/32	1,800,000	2,210,346
Series A 5.00%, due 7/1/38	1,150,000	1,384,508
San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	3,000,000	3,514,920
San Marcos School Financing Authority, Revenue Bonds
Insured: AGM 5.00%, due 8/15/33	500,000	613,545
Insured: AGM 5.00%, due 8/15/34	1,000,000	1,219,140
Insured: AGM 5.00%, due 8/15/35	1,000,000	1,215,040
Insured: AGM 5.00%, due 8/15/36	1,100,000	1,330,615
Santa Clara Valley Transportation Authority, Revenue Bonds Series A 5.00%, due 4/1/35	3,900,000	4,580,121
Santa Clara Valley Water District, Revenue Bonds Series A 5.00%, due 6/1/49	2,865,000	3,374,426
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series A 5.00%, due 8/1/38	1,000,000	1,218,750
Series A 5.00%, due 8/1/39	1,000,000	1,215,750
Series A 5.00%, due 8/1/40	1,195,000	1,446,464
Solano County Community College District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/42	16,460,000	20,174,857
Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/33	4,500,000	5,276,700
State of California, Unlimited General Obligation
5.25%, due 10/1/39	5,635,000	6,824,605
6.25%, due 11/1/34	4,000,000	4,052,160
Tahoe-Truckee Unified School District, Unlimited General Obligation Series B 5.00%, due 8/1/41	2,200,000	2,602,380
Twin Rivers Unified School District, Unrefunded Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,120,000	3,617,997
University of California, Revenue Bonds
Series AV 5.00%, due 5/15/42	1,725,000	2,081,592
Series AZ 5.00%, due 5/15/43	2,500,000	3,052,000
Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	2,346,320
		507,244,332
Colorado 1.4%
Adams State University, Revenue Bonds
Series A 4.00%, due 5/15/37	750,000	845,422
Series A 4.00%, due 5/15/39	1,085,000	1,215,233
Series A 4.00%, due 5/15/42	1,500,000	1,668,450
City of Colorado Springs CO, Utilities System, Revenue Bonds
Series A-2 4.00%, due 11/15/32	530,000	610,576
Series A-4 4.00%, due 11/15/32	855,000	984,986
Series A-2 4.00%, due 11/15/33	600,000	688,668
Series A-4 4.00%, due 11/15/33	700,000	803,446
Series A-2 4.00%, due 11/15/34	430,000	491,447
Series A-4 4.00%, due 11/15/34	900,000	1,028,610
Series A-2 4.00%, due 11/15/35	385,000	436,625
Series A-4 4.00%, due 11/15/35	740,000	839,227
Colorado State Housing & Finance Authority, Revenue Bonds Series C, Insured: GNMA 4.25%, due 11/1/48	5,965,000	6,523,145
Denver City & County Airport Revenue Series A 5.00%, due 12/1/25 (b)	5,370,000	6,465,480
Denver Convention Center Hotel Authority, Revenue Bonds
5.00%, due 12/1/30	1,305,000	1,525,101
5.00%, due 12/1/31	1,395,000	1,620,125
5.00%, due 12/1/32	2,500,000	2,910,075
5.00%, due 12/1/36	1,000,000	1,159,930
Rampart Range Metropolitan District No. 1, Revenue Bonds Insured: AGM 5.00%, due 12/1/42	10,055,000	11,868,821
Regional Transportation District, Certificates of Participation Series A 4.50%, due 6/1/44	15,500,000	16,744,650
Vista Ridge Metropolitan District, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 12/1/31	1,250,000	1,465,787
		59,895,804
Connecticut 2.9%
City of Bridgeport CT, Unlimited General Obligation
Series D, Insured: AGM 5.00%, due 8/15/33	3,090,000	3,608,348
Series D, Insured: AGM 5.00%, due 8/15/34	3,090,000	3,594,072
Series D, Insured: AGM 5.00%, due 8/15/35	3,090,000	3,581,186
Series D, Insured: AGM 5.00%, due 8/15/36	3,090,000	3,571,391
City of Hartford CT, Unlimited General Obligation
Series A 5.00%, due 4/1/28	2,500,000	2,705,725
Series C, Insured: AGM 5.00%, due 7/15/32	7,470,000	8,690,971
Series C, Insured: AGM 5.00%, due 7/15/34	2,500,000	2,893,650
City of Hartford CT, Unrefunded, Unlimited General Obligation
Series A 5.00%, due 4/1/29	895,000	969,321
Series A, Insured: AGM 5.00%, due 4/1/32	195,000	210,452
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Revenue Bonds Series D-1 4.00%, due 11/15/49	10,000,000	11,181,500
Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series L 5.00%, due 7/1/32	10,425,000	12,088,309
Connecticut State Housing Finance Authority, Revenue Bonds
Subseries C-1 4.00%, due 11/15/45	5,830,000	6,339,834
Series B-1 4.00%, due 5/15/49	2,800,000	3,120,796
State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds
Series A 5.00%, due 9/1/30	5,000,000	5,757,600
Series A, Insured: BAM 5.00%, due 9/1/31	14,470,000	17,277,035
Series A 5.00%, due 9/1/33	13,000,000	15,489,500
State of Connecticut, Unlimited General Obligation Series F 5.00%, due 9/15/28	12,810,000	16,196,067
University of Connecticut, Revenue Bonds
Series A 5.00%, due 11/1/33	2,000,000	2,463,040
Series A 5.00%, due 11/1/34	2,000,000	2,452,840
Series A 5.00%, due 11/1/35	3,990,000	4,875,301
		127,066,938
District of Columbia 0.6%
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds 5.00%, due 6/1/42	5,500,000	5,853,540
District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	525,000	558,962
District of Columbia, KIPP Charter School, Revenue Bonds 6.00%, due 7/1/48	1,575,000	1,867,840
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds
Series C, Insured: AGC 6.50%, due 10/1/41	8,000,000	10,334,160
Series B 6.50%, due 10/1/44	7,140,000	9,466,498
		28,081,000
Florida 2.6%
City of Miami Beach FL Parking, Revenue Bonds Insured: BAM 5.00%, due 9/1/40	2,500,000	2,909,175
City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	4,015,000	4,028,049
County of Miami-Dade FL Aviation, Revenue Bonds 5.00%, due 10/1/31	750,000	905,168
County of Miami-Dade Florida Water & Sewer System, Revenue Bonds
Series A 4.00%, due 10/1/44	9,500,000	10,436,415
Series B 5.00%, due 10/1/31	10,000,000	11,860,500
5.00%, due 10/1/43	7,250,000	8,801,137
Florida Housing Finance Corp., Revenue Bonds Insured: GNMA/FNMA/FHLMC 4.00%, due 7/1/49	2,750,000	2,993,402
Florida Keys Aqueduct Authority, Revenue Bonds
Series A 5.00%, due 9/1/41	2,750,000	3,185,847
Series A 5.00%, due 9/1/49	9,000,000	10,333,080
JEA Electric System, Revenue Bonds Series B 4.00%, due 10/1/36	4,500,000	5,005,350
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds 5.00%, due 8/1/31	1,500,000	1,683,240
Putnam County Development Authority, Revenue Bonds 5.00%, due 3/15/42	5,000,000	5,889,100
South Miami Health Facilities Authority, Baptist Health South Florida, Revenue Bonds 5.00%, due 8/15/42	20,000,000	23,440,600
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area, Tax Allocation
5.00%, due 3/1/34	10,100,000	12,515,617
5.00%, due 3/1/35	10,620,000	13,105,930
		117,092,610
Georgia 0.9%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A 5.00%, due 7/1/32	1,550,000	1,965,090
Series A 5.00%, due 7/1/33	1,380,000	1,743,382
Series A 5.00%, due 7/1/35	1,900,000	2,380,035
Series A 5.00%, due 7/1/36	2,850,000	3,556,971
Series A 5.00%, due 7/1/37	1,800,000	2,239,110
Series A 5.00%, due 7/1/38	2,250,000	2,789,978
Series A 5.00%, due 7/1/39	1,300,000	1,607,242
Dalton GA, Board of Water Light & Sinking Fund Commissioners, Revenue Bonds 5.00%, due 3/1/30	2,055,000	2,465,075
Gwinnett County School District, Unlimited General Obligation 5.00%, due 2/1/41	11,410,000	14,249,150
Main Street Natural Gas, Inc., Revenue Bonds
Series A 5.00%, due 5/15/35	3,000,000	3,909,960
Series A 5.00%, due 5/15/36	3,700,000	4,851,736
		41,757,729
Guam 0.9%
Antonio B Won Pat International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.125%, due 10/1/43 (b)	5,000,000	5,816,350
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 7/1/36	1,750,000	1,978,725
5.00%, due 1/1/46	2,500,000	2,787,225
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,169,092
Series A, Insured: AGM 5.00%, due 10/1/44	655,000	734,550
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/35	8,350,000	9,198,527
Series A 5.125%, due 1/1/42	3,085,000	3,215,372
Series A 5.25%, due 1/1/36	2,000,000	2,100,780
Series A 6.50%, due 11/1/40	2,700,000	2,888,622
Territory of Guam, Section 30, Revenue Bonds
Series A 5.00%, due 12/1/27	2,265,000	2,630,073
Series A 5.00%, due 12/1/32	1,250,000	1,411,262
Series A 5.00%, due 12/1/34	2,290,000	2,566,037
		41,496,615
Idaho 1.0%
Idaho Housing & Finance Association, Federal Highway Trust Fund, Revenue Bonds
Series A 5.00%, due 7/15/36	16,920,000	21,062,524
Series A 5.00%, due 7/15/37	10,000,000	12,386,700
Idaho Housing & Finance Association, Revenue Bonds
Series B, Insured: GNMA 4.00%, due 4/21/49	4,978,377	5,251,889
Series A, Insured: GNMA 4.50%, due 1/21/49	5,457,496	5,776,705
		44,477,818
Illinois 10.9%
Carol Stream Park District, Unlimited General Obligation Insured: BAM 5.00%, due 1/1/37	3,985,000	4,593,589
Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/26	19,995,000	16,311,121
Chicago Board of Education, Special Tax 6.00%, due 4/1/46	19,485,000	22,905,397
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/27	8,250,000	9,927,720
Series A, Insured: AGM 5.50%, due 12/1/39	11,455,000	12,316,530
Chicago Park District, Limited General Obligation
Series A 5.00%, due 1/1/28	1,000,000	1,159,200
Series A 5.00%, due 1/1/29	750,000	866,197
Series B, Insured: BAM 5.00%, due 1/1/29	2,500,000	2,812,800
Series A 5.00%, due 1/1/31	1,000,000	1,143,690
Series A 5.00%, due 1/1/35	2,000,000	2,260,220
Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	10,000,000	11,254,400
City of Chicago IL Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,209,927
City of Chicago IL, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 1/1/26	10,000,000	10,176,300
Series A 5.50%, due 1/1/35	5,980,000	7,055,084
Series A 6.00%, due 1/1/38	20,000,000	23,441,800
Series A, Insured: BAM 6.00%, due 1/1/38	6,000,000	7,353,300
City of Chicago IL, Wastewater Transmission, Revenue Bonds
5.00%, due 1/1/28	1,000,000	1,120,850
Series B, Insured: AGM 5.00%, due 1/1/30	7,585,000	9,053,835
5.00%, due 1/1/33	2,000,000	2,203,500
5.00%, due 1/1/39	8,420,000	9,122,481
5.00%, due 1/1/44	13,840,000	14,994,118
Series A, Insured: AGM 5.25%, due 1/1/42	4,000,000	4,690,400
City of Chicago IL, Wastewater, Revenue Bonds
5.00%, due 11/1/27	1,000,000	1,143,960
Series 2017-2, Insured: AGM 5.00%, due 11/1/28	2,000,000	2,439,000
5.00%, due 11/1/29	1,700,000	1,928,871
Series 2017-2, Insured: AGM 5.00%, due 11/1/30	3,000,000	3,614,070
Series 2017-2, Insured: AGM 5.00%, due 11/1/32	5,000,000	5,950,650
Series 2017-2, Insured: AGM 5.00%, due 11/1/33	10,000,000	11,855,000
Series 2017-2, Insured: AGM 5.00%, due 11/1/38	3,500,000	4,082,260
Insured: AGM 5.25%, due 11/1/33	4,535,000	5,460,276
Insured: AGM 5.25%, due 11/1/34	1,785,000	2,141,197
Insured: AGM 5.25%, due 11/1/35	3,025,000	3,616,539
City of Country Club Hills IL, Unlimited General Obligation Insured: BAM 4.50%, due 12/1/31	455,000	492,392
Cook County Community College District No. 508, City College of Chicago, Unlimited General Obligation Insured: BAM 5.50%, due 12/1/38	5,000,000	5,654,500
Cook County Community High School District No. 212 Leyden, Revenue Bonds
Series C, Insured: BAM 5.00%, due 12/1/30	3,370,000	3,856,325
Series C, Insured: BAM 5.00%, due 12/1/31	2,610,000	2,981,847
Cook County School District No. 162, Unlimited General Obligation Series C, Insured: BAM 4.00%, due 12/1/38	2,000,000	2,173,800
Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	10,828,896
Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,612,350
Madison County Community Unit School, District No. 7 Edwardsville, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/20	2,085,000	2,159,560
Metropolitan Pier & Exposition Authority, Capital Appreciation, Revenue Bonds Series A, Insured: AGM (zero coupon), due 6/15/30	14,250,000	10,599,150
Metropolitan Pier & Exposition Authority, Capital Appreciation-McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 6/15/36	58,750,000	33,167,900
Peoria County School District No. 150, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 1/1/38	750,000	801,510
Series A, Insured: AGM 4.00%, due 1/1/39	1,175,000	1,252,667
Series A, Insured: AGM 5.00%, due 1/1/35	1,060,000	1,225,148
Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/29	580,000	699,428
Rock Island County, Public Building Commission, Revenue Bonds
Insured: AGM 5.00%, due 12/1/31	500,000	587,415
Insured: AGM 5.00%, due 12/1/36	2,645,000	3,060,239
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,378,240
Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,862,789
Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,143,020
State of Illinois, Sales Tax, Revenue Bonds 4.50%, due 6/15/36	17,500,000	17,915,450
State of Illinois, Unlimited General Obligation
Insured: BAM 4.00%, due 6/1/41	12,600,000	13,257,342
Series B 5.00%, due 9/1/27	23,750,000	27,301,337
Series C 5.00%, due 11/1/29	35,000,000	39,334,400
United City of Yorkville, Special Tax Insured: AGM 5.00%, due 3/1/32	3,780,000	4,372,780
Village of Bellwood IL, Unlimited General Obligation Insured: AGM 5.00%, due 12/1/29	1,500,000	1,748,685
Village of Crestwood IL, Alternative Revenue Source, Unlimited General Obligation
Series B, Insured: BAM 5.00%, due 12/15/29	750,000	841,162
Series B, Insured: BAM 5.00%, due 12/15/30	850,000	953,317
Series B, Insured: BAM 5.00%, due 12/15/31	955,000	1,068,846
Village of Oswego IL, Unlimited General Obligation 5.00%, due 12/15/33	7,670,000	9,037,638
Village of Rosemont IL, Corporate Purpose Bond, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/40	8,090,000	9,429,219
Series A, Insured: AGM 5.00%, due 12/1/46	3,335,000	3,821,643
Village of Schaumburg IL, Unlimited General Obligation Series A 4.00%, due 12/1/41	39,295,000	41,248,747
		482,072,024
Indiana 0.5%
Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
Series B 5.00%, due 2/1/24	2,100,000	2,276,547
Series A 5.00%, due 2/1/25	2,215,000	2,398,912
Series B 5.00%, due 2/1/25	2,210,000	2,393,496
Series B 5.00%, due 2/1/26	2,320,000	2,508,639
Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds 5.50%, due 8/15/40	7,425,000	7,695,864
Indiana Housing & Community Development Authority Single Family Mortgage, Revenue Bonds Series A, Insured: GNMA 4.00%, due 7/1/48	2,980,000	3,238,157
Vanderburgh County Redevelopment District, Tax Allocation Insured: AGM 5.00%, due 2/1/31	2,310,000	2,726,239
		23,237,854
Iowa 1.7%
City of Coralville IA, Certificates of Participation
Series E 4.00%, due 6/1/21	545,000	553,971
Series E 4.00%, due 6/1/22	1,405,000	1,435,882
Series E 4.00%, due 6/1/23	1,320,000	1,353,079
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds Series C, Insured: GNMA/FNMA/FHLMC 4.00%, due 7/1/48	1,960,000	2,133,421
Iowa Finance Authority, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.00%, due 7/1/47	2,910,000	3,246,890
Iowa Higher Education Loan Authority, Private College Facility, Grinnell College Project, Revenue Bonds 5.00%, due 12/1/46	10,700,000	12,697,904
PEFA, Inc., Revenue Bonds 5.00%, due 9/1/49 (a)	45,565,000	54,143,978
		75,565,125
Kansas 0.3%
City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	661,225
5.00%, due 12/1/28	410,000	476,006
5.00%, due 12/1/30	500,000	574,145
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/33	2,500,000	2,902,900
5.00%, due 9/1/34	5,000,000	5,785,600
5.00%, due 9/1/35	2,800,000	3,226,272
		13,626,148
Kentucky 0.1%
City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds
Series A 4.00%, due 2/1/21	1,070,000	1,100,548
Series A 5.00%, due 2/1/23	1,525,000	1,678,705
Fayette County School District Finance Corp., Revenue Bonds Series A 4.00%, due 5/1/38	2,995,000	3,254,038
		6,033,291
Louisiana 0.8%
City of Shreveport LA, Unlimited General Obligation
Insured: BAM 5.00%, due 8/1/28	2,285,000	2,808,653
Insured: BAM 5.00%, due 8/1/30	5,355,000	6,522,122
Louisiana Local Government Environmental Facilities & Community Development Authority, McNeese State University Student Parking Co., Revenue Bonds
Insured: AGM 4.00%, due 3/1/22	335,000	356,762
Insured: AGM 4.00%, due 3/1/23	350,000	372,586
Louisiana Public Facilities Authority, Loyola University, Revenue Bonds 5.25%, due 10/1/30	2,930,000	3,191,239
Louisiana Public Facilities Authority, Unrefunded-Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/34	2,010,000	2,324,927
Louisiana Stadium & Exposition District, Revenue Bonds Series A 5.00%, due 7/1/30	1,485,000	1,665,249
State of Louisiana, Unlimited General Obligation
Series A 4.00%, due 2/1/34	10,000,000	10,811,000
Series A 5.00%, due 3/1/37	6,995,000	8,648,758
		36,701,296
Maryland 2.1%
City of Baltimore MD, Water Projects, Revenue Bonds Series A 4.00%, due 7/1/37	2,065,000	2,337,270
County of Anne Arundel MD, Unlimited General Obligation
5.00%, due 10/1/42	7,200,000	8,985,600
5.00%, due 10/1/43	7,200,000	8,962,704
County of Baltimore, Unlimited General Obligation
4.00%, due 3/1/36	5,035,000	5,769,607
4.00%, due 3/1/37	10,120,000	11,513,625
Maryland Community Development Administration, Department of Housing & Community Development, Revenue Bonds Series A 4.25%, due 9/1/49	15,000,000	16,494,000
Maryland Stadium Authority, Construction & Revitalization, Revenue Bonds Series A 5.00%, due 5/1/42	24,645,000	29,466,548
Montgomery County Housing Opportunities Commission Program, Revenue Bonds Series A 4.00%, due 7/1/49	6,705,000	7,391,994
		90,921,348
Massachusetts 1.8%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation Series C 5.00%, due 5/1/45	15,000,000	18,390,900
Commonwealth of Massachusetts, Limited General Obligation Series A 5.25%, due 1/1/44	31,905,000	39,892,736
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,409,376
5.00%, due 10/1/31	1,200,000	1,402,476
5.00%, due 10/1/32	1,240,000	1,443,025
5.00%, due 10/1/33	1,500,000	1,738,125
5.00%, due 10/1/34	2,170,000	2,505,265
Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds 4.00%, due 1/1/33	1,000,000	1,116,370
Massachusetts Educational Financing Authority, Revenue Bonds
Series B 5.70%, due 1/1/31 (b)	715,000	725,353
Series I 6.00%, due 1/1/28	675,000	685,071
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds Series 199 4.00%, due 12/1/48	3,640,000	3,957,918
Massachusetts School Building Authority, Sales Tax, Revenue Bonds Series A 5.00%, due 2/15/49	4,200,000	4,854,444
Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,141,440
		80,262,499
Michigan 2.6%
Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	822,090
Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,940,261
Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,916,802
Downriver Utility Wastewater Authority, Revenue Bonds Insured: AGM 5.00%, due 4/1/31	1,600,000	1,933,296
Grand Rapids Public Schools, Unlimited General Obligation Insured: AGM 5.00%, due 11/1/42	1,400,000	1,691,970
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	14,150,000	15,391,945
Great Lakes Water Authority, Water Supply System, Revenue Bonds
Series C 5.25%, due 7/1/35	20,000,000	24,113,800
Senior Lien-Series A 5.25%, due 7/1/41	5,000,000	5,316,500
Senior Lien-Series A 5.75%, due 7/1/37	5,550,000	5,977,905
Lincoln Consolidated School District, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 5/1/28	2,030,000	2,463,263
Series A, Insured: AGM 5.00%, due 5/1/30	1,455,000	1,748,503
Series A, Insured: AGM 5.00%, due 5/1/40	1,500,000	1,739,910
Livonia Public School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/40	4,365,000	5,030,837
Michigan Finance Authority, Great Lakes Water, Revenue Bonds
Series C-7, Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,853,675
Series C-3, Insured: AGM 5.00%, due 7/1/33	3,000,000	3,428,370
Series C-1 5.00%, due 7/1/44	2,500,000	2,686,500
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds Series A 5.00%, due 11/15/48	7,500,000	8,965,950
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D2, Insured: AGM 5.00%, due 7/1/28	500,000	582,510
Series D-1 5.00%, due 7/1/33	500,000	583,290
Series D-1 5.00%, due 7/1/34	500,000	581,325
Series D1, Insured: AGM 5.00%, due 7/1/35	2,000,000	2,269,980
Series D6, Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	8,378,428
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds
5.00%, due 11/1/24	750,000	887,062
5.00%, due 11/1/25	1,000,000	1,208,500
5.00%, due 11/1/27	1,200,000	1,504,704
5.00%, due 11/1/30	500,000	627,745
5.00%, due 11/1/31	750,000	933,232
Saginaw City School District, Unlimited General Obligation
Insured: Q-SBLF 5.00%, due 5/1/29	260,000	306,662
Insured: Q-SBLF 5.00%, due 5/1/30	350,000	410,407
Insured: Q-SBLF 5.00%, due 5/1/31	750,000	874,462
Insured: Q-SBLF 5.00%, due 5/1/34	250,000	288,328
Insured: Q-SBLF 5.00%, due 5/1/35	350,000	402,458
Insured: Q-SBLF 5.00%, due 5/1/36	425,000	487,671
Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,500,000	2,507,125
		115,855,466
Minnesota 0.5%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Revenue Bonds 4.00%, due 11/15/37	1,000,000	1,095,430
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series E, Insured: GNMA/FMNA/FHLMC 4.25%, due 1/1/49	4,975,000	5,470,361
Series B, Insured: GNMA/FNMA/FHLMC 4.25%, due 7/1/49	10,470,000	11,609,555
State of Minnesota, Unlimited General Obligation Series A 5.00%, due 8/1/36	2,500,000	3,125,600
		21,300,946
Mississippi 0.1%
Mississippi Development Bank, Hinds County School District Project, Revenue Bonds 5.00%, due 3/1/43	1,510,000	1,783,899
Mississippi Home Corp., Mortgage Revenue, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.00%, due 12/1/44	1,960,000	2,137,792
		3,921,691
Missouri 0.8%
City of Kansas MO, Improvement Downtown Arena Project, Revenue Bonds Series E 5.00%, due 4/1/40	10,055,000	11,423,888
Health & Educational Facilities Authority of the State of Missouri, SSM Health Care, Revenue Bonds Series A 5.00%, due 6/1/30	4,000,000	4,582,000
Joplin Industrial Development Authority, Freeman Health System, Revenue Bonds 5.00%, due 2/15/35	605,000	675,646
Missouri Housing Development Commission Mortgage Revenue, Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA/FNMA/FHLMC 4.25%, due 5/1/47	7,750,000	8,595,835
Series A, Insured: GNMA/FNMA/FHLMC 4.25%, due 5/1/49	4,485,000	4,931,168
Springfield School District No. R-12, Unlimited General Obligation 4.00%, due 3/1/35	3,140,000	3,673,768
		33,882,305
Montana 0.9%
Missoula County Elementary School District No. 1 School Building, Unlimited General Obligation
4.00%, due 7/1/30	145,000	166,406
4.00%, due 7/1/31	345,000	392,241
4.00%, due 7/1/32	590,000	666,039
4.00%, due 7/1/33	555,000	624,647
Missoula High School District No. 1 School Building, Unlimited General Obligation
4.00%, due 7/1/30	500,000	576,985
4.00%, due 7/1/31	335,000	382,181
4.00%, due 7/1/33	350,000	396,634
4.00%, due 7/1/34	370,000	416,294
4.00%, due 7/1/35	515,000	575,466
Montana Board of Housing, Revenue Bonds
Series B 3.40%, due 12/1/33	1,645,000	1,764,460
Series B 3.60%, due 6/1/37	2,125,000	2,244,574
Series B 4.00%, due 12/1/43	1,725,000	1,859,257
Montana Facilities Finance Authority, Revenue Bonds
5.00%, due 2/15/30	1,790,000	2,136,150
5.00%, due 2/15/31	1,500,000	1,776,480
5.00%, due 2/15/32	775,000	913,361
5.00%, due 2/15/33	1,320,000	1,551,013
5.00%, due 2/15/34	1,200,000	1,405,500
Silver Bow County School District No. 1, Unlimited General Obligation
4.00%, due 7/1/30	1,745,000	2,053,045
4.00%, due 7/1/32	1,945,000	2,261,802
4.00%, due 7/1/33	2,020,000	2,340,473
Yellowstone County K-12, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,260,000	2,860,844
5.00%, due 7/1/30	2,500,000	3,138,400
5.00%, due 7/1/31	3,015,000	3,760,730
5.00%, due 7/1/32	3,300,000	4,099,887
		38,362,869
Nebraska 1.6%
Central Plains Energy, Project No. 3, Revenue Bonds
5.00%, due 9/1/32	5,190,000	5,633,382
5.00%, due 9/1/42	13,960,000	15,152,603
Series A 5.00%, due 9/1/42	18,000,000	24,059,160
5.25%, due 9/1/37	15,535,000	16,982,240
Colfax County School District No. 123, Unlimited General Obligation 4.00%, due 12/15/33	2,740,000	2,981,476
Nebraska Investment Finance Authority Single Family Housing, Revenue Bonds Series C 4.00%, due 9/1/48	5,365,000	5,828,053
		70,636,914
New Hampshire 0.2%
City of Manchester NH, General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,943,676
New Hampshire Health & Education Facilities Authority, Southern University, Revenue Bonds
5.00%, due 1/1/31	905,000	1,055,854
5.00%, due 1/1/32	950,000	1,100,898
5.00%, due 1/1/33	1,000,000	1,152,560
5.00%, due 1/1/34	1,050,000	1,203,573
5.00%, due 1/1/35	600,000	683,814
		7,140,375
New Jersey 3.6%
Atlantic County Improvement Authority, Stockton University-Atlantic City, Revenue Bonds
Series A, Insured: AGM 5.00%, due 7/1/31	2,670,000	3,180,638
Series A, Insured: AGM 5.00%, due 7/1/32	1,305,000	1,547,769
Series A, Insured: AGM 5.00%, due 7/1/33	1,395,000	1,648,234
City of Atlantic City NJ, Unlimited General Obligation
Series B, Insured: AGM 4.00%, due 3/1/42	6,270,000	6,752,978
Series B, Insured: AGM 5.00%, due 3/1/32	3,400,000	4,040,798
New Brunswick Parking Authority, Revenue Bonds
Series A, Insured: BAM 5.00%, due 9/1/28	4,880,000	5,984,734
Series A, Insured: BAM 5.00%, due 9/1/29	2,370,000	2,889,954
Series A, Insured: BAM 5.00%, due 9/1/30	4,605,000	5,576,931
Series A, Insured: BAM 5.00%, due 9/1/31	6,780,000	8,159,662
New Jersey Building Authority, Unrefunded, Revenue Bonds
Series A, Insured: BAM 5.00%, due 6/15/25	2,015,000	2,373,549
Series A, Insured: BAM 5.00%, due 6/15/28	1,805,000	2,150,748
New Jersey Economic Development Authority, Revenue Bonds
5.00%, due 1/1/28 (b)	1,000,000	1,126,210
Series A, Insured: BAM 5.00%, due 7/1/28	2,000,000	2,436,560
5.50%, due 1/1/26 (b)	1,000,000	1,151,820
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM 5.00%, due 7/1/29	4,775,000	5,680,817
Series A, Insured: BAM 5.00%, due 7/1/30	5,000,000	5,926,550
Series A, Insured: BAM 5.00%, due 7/1/31	3,000,000	3,546,150
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds Series A 5.00%, due 7/1/38	10,000,000	11,927,000
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series C 4.75%, due 10/1/50	12,500,000	14,026,250
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A 5.00%, due 6/15/28	4,800,000	5,716,032
Series A 5.00%, due 6/15/29	8,380,000	9,909,099
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C, Insured: AGM (zero coupon), due 12/15/34	30,000,000	18,904,800
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series A 5.00%, due 12/15/28	5,000,000	6,076,100
New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	4,000,000	4,557,160
Newark Housing Authority, Revenue Bonds
Insured: AGM 4.00%, due 12/1/27	500,000	557,995
Insured: AGM 4.00%, due 12/1/29	250,000	276,710
Insured: AGM 4.00%, due 12/1/30	250,000	274,760
Insured: AGM 4.00%, due 12/1/31	225,000	245,646
Insured: AGM 5.00%, due 12/1/28	750,000	901,253
Insured: AGM 5.00%, due 12/1/38	1,740,000	2,018,818
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/31	3,000,000	3,599,760
Series A 5.00%, due 6/1/33	6,500,000	7,732,985
Series A 5.00%, due 6/1/34	1,500,000	1,774,215
Series A 5.00%, due 6/1/36	6,000,000	7,020,780
		159,693,465
New Mexico 0.1%
City of Farmington NM, Revenue Bonds Series C 5.90%, due 6/1/40	2,000,000	2,070,800
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds Series C, Class I, Insured: GNMA/FNMA/FHLMC 4.00%, due 1/1/49	3,430,000	3,740,484
		5,811,284
New York 13.3%
Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds
Insured: AGM 5.00%, due 12/15/19	975,000	988,202
Insured: AGM 5.00%, due 12/15/20	1,025,000	1,076,148
Insured: AGM 5.00%, due 12/15/21	1,075,000	1,166,085
City of New York NY, Unlimited General Obligation
Subseries A-1 4.00%, due 8/1/40	25,000,000	28,137,500
5.25%, due 10/1/32	20,000,000	25,135,600
Long Island Power Authority, Electric System, Revenue Bonds Insured: BAM 5.00%, due 9/1/44	10,000,000	11,360,400
Long Island Power Authority, Revenue Bonds
Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	11,456,400
Series B 5.00%, due 9/1/45	8,970,000	10,352,636
Metropolitan Transportation Authority, Green, Revenue Bonds Series B-1 5.00%, due 11/15/36	4,500,000	5,404,680
Metropolitan Transportation Authority, Revenue Bonds
Series D 5.00%, due 11/15/32	9,000,000	11,098,350
Series C-1 5.00%, due 11/15/34	10,000,000	12,231,700
New York City Housing Development Corp., Revenue Bonds Series E-1-C 4.95%, due 11/1/46	4,625,000	5,263,574
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1 5.00%, due 7/15/33	6,060,000	7,100,320
Series S-2 5.00%, due 7/15/34	5,000,000	5,912,900
Series S-1 5.00%, due 7/15/36	10,000,000	11,597,500
Series S-1 5.00%, due 7/15/43	11,880,000	13,914,806
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Subseries F-1 5.00%, due 5/1/32	4,000,000	4,922,640
Series B-1 5.00%, due 8/1/32	10,000,000	11,674,000
Subseries A-1 5.00%, due 5/1/33	10,000,000	12,037,000
Series A-2 5.00%, due 8/1/34	7,795,000	9,554,955
Series A1 5.00%, due 8/1/36	5,100,000	6,009,993
Subseries E-1 5.00%, due 2/1/37	5,000,000	5,919,950
Series E-1 5.00%, due 2/1/41	2,500,000	2,883,425
Subseries F-1 5.00%, due 5/1/42	11,500,000	13,695,120
New York City Water & Sewer System, Revenue Bonds Series EE 5.25%, due 6/15/33	6,235,000	7,844,503
New York Liberty Development Corp., Bank of America, Revenue Bonds Class 2 6.375%, due 7/15/49	5,000,000	5,110,250
New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	12,315,000	13,303,279
New York Liberty Development Corp., World Trade Center, Revenue Bonds 5.75%, due 11/15/51	18,940,000	20,732,103
New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds Series 211 3.625%, due 10/1/38	6,540,000	6,905,194
New York State Dormitory Authority, New York University, Revenue Bonds Series A 5.00%, due 7/1/35	6,610,000	7,801,915
New York State Dormitory Authority, Revenue Bonds Series E 5.00%, due 3/15/34	4,190,000	4,969,508
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series E 5.00%, due 3/15/37	5,250,000	6,485,062
Series B 5.00%, due 3/15/40	26,080,000	31,598,006
Series E 5.00%, due 3/15/40	5,000,000	6,113,150
5.00%, due 3/15/40	8,280,000	9,909,670
Series A 5.00%, due 3/15/42	10,000,000	12,053,900
Series E 5.00%, due 3/15/43	20,000,000	24,298,000
Series A 5.00%, due 3/15/43	10,000,000	12,042,800
5.00%, due 3/15/44	5,000,000	5,945,300
Series A 5.00%, due 3/15/45	3,000,000	3,600,180
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds 5.00%, due 2/15/38	13,490,000	16,262,600
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A 5.00%, due 7/1/36	1,000,000	1,216,120
Series A 5.00%, due 7/1/38	1,000,000	1,207,150
New York State Environmental Facilities Corp., Green Bond, 2010 Master Finance Program, Revenue Bonds Series A 5.00%, due 8/15/44	22,385,000	27,847,835
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A 5.00%, due 3/15/30	12,350,000	14,978,697
Series A 5.00%, due 3/15/43	10,360,000	12,548,550
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Insured: AGM 4.00%, due 7/1/31	10,925,000	11,787,419
Series A, Insured: AGM 4.00%, due 7/1/36	24,800,000	26,403,568
Rensselaer City School District, Certificates of Participation
Insured: AGM 5.00%, due 6/1/26	1,060,000	1,302,337
Insured: AGM 5.00%, due 6/1/27	1,000,000	1,222,520
Insured: AGM 5.00%, due 6/1/30	1,880,000	2,263,952
Insured: AGM 5.00%, due 6/1/32	2,000,000	2,385,300
Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (b)
5.00%, due 1/1/29	1,615,000	1,792,973
Series A 5.00%, due 1/1/30	2,100,000	2,326,674
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B 5.00%, due 11/15/35	8,560,000	10,449,962
Series B 5.00%, due 11/15/38	3,600,000	4,353,588
Series A 5.00%, due 11/15/43	6,000,000	7,407,360
Series A 5.00%, due 11/15/44	3,150,000	3,817,233
Series A 5.00%, due 11/15/45	12,540,000	15,168,635
Series A 5.00%, due 11/15/46	5,000,000	6,039,800
TSASC, Inc., Revenue Bonds
Series A 5.00%, due 6/1/34	6,990,000	8,062,406
Series A 5.00%, due 6/1/35	2,865,000	3,291,971
		589,743,354
North Carolina 0.0% ‡
North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,034,200
North Dakota 0.3%
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Revenue Bonds
Series D 4.25%, due 1/1/49	8,980,000	9,831,573
Series A 4.25%, due 7/1/49	3,000,000	3,305,790
		13,137,363
Ohio 1.5%
City of Cleveland OH, Airport System, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/30	3,000,000	3,243,930
City of Cleveland OH, Income Tax, Bridges & Roadways Improvements, Revenue Bonds Series A-2 5.00%, due 10/1/37	380,000	439,310
Clermont County Port Authority, W. Clermont Local School District Project, Revenue Bonds
Insured: BAM 5.00%, due 12/1/31	650,000	765,570
Insured: BAM 5.00%, due 12/1/32	2,200,000	2,582,844
Insured: BAM 5.00%, due 12/1/33	1,335,000	1,562,351
Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,097,414
County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,187,560
Ohio Housing Finance Agency, Residential Mortgage Revenue, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.50%, due 9/1/48	5,995,000	6,653,671
State of Ohio, Unlimited General Obligation
Series A 5.00%, due 5/1/36	7,150,000	8,686,535
Series A 5.00%, due 2/1/38	5,690,000	6,731,156
Series A 5.00%, due 5/1/38	14,500,000	17,510,055
University of Cincinnati, Revenue Bonds Series A 5.00%, due 6/1/45	10,000,000	11,816,400
		64,276,796
Oklahoma 1.2%
Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
Series A 5.00%, due 9/1/26	1,800,000	2,205,504
Series A 5.00%, due 9/1/27	3,780,000	4,591,982
Series A 5.00%, due 9/1/28	5,000,000	6,053,700
Series A 5.00%, due 9/1/29	4,620,000	5,565,160
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	3,200,000	3,850,784
5.00%, due 9/1/29	2,370,000	2,837,506
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds Series A 4.75%, due 9/1/48	3,240,000	3,636,187
Oklahoma Housing Finance Agency, Revenue Bonds Series A, Insured: GNMA/FNMA/FHMLC 4.00%, due 9/1/49	5,500,000	6,084,320
Oklahoma Municipal Power Authority, Revenue Bonds Series A 4.00%, due 1/1/47	7,650,000	7,960,360
Oklahoma State Municipal Power Authority, Revenue Bonds
Series A 5.00%, due 1/1/29	250,000	300,058
Series A 5.00%, due 1/1/30	900,000	1,075,563
Series A 5.00%, due 1/1/32	805,000	951,808
Tulsa Airports Improvement Trust, Revenue Bonds Series D, Insured: BAM 5.00%, due 6/1/28	500,000	515,015
Weatherford Industrial Trust Educational Facilities, Weatherford Public Schools Project, Revenue Bonds
5.00%, due 3/1/31	1,820,000	2,260,986
5.00%, due 3/1/33	2,500,000	3,073,825
		50,962,758
Oregon 0.4%
Marion & Polk Counties, Salem-Keizer School District No. 24J, Unlimited General Obligation Insured: School Bond Guaranty 5.00%, due 6/15/39	4,000,000	4,924,880
Oregon State Housing & Community Services Department, Single Family Mortgage Program, Revenue Bonds Series C 4.50%, due 7/1/49	10,655,000	11,768,767
		16,693,647
Pennsylvania 1.7%
Commonwealth Financing Authority PA, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	6,000,000	6,587,280
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds Insured: BAM 5.00%, due 6/1/31	10,000,000	12,285,600
County of Lancaster PA, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 5/1/30	500,000	552,455
Series A, Insured: BAM 4.00%, due 5/1/31	420,000	462,130
Insured: AGM 5.00%, due 11/1/27	1,390,000	1,676,437
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series AT-1, Insured: BAM 5.00%, due 6/15/26	4,270,000	5,225,413
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds Series 14T 5.00%, due 10/1/31	2,300,000	2,741,876
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 9/1/44	4,530,000	5,507,393
State Public School Building Authority, Philadelphia Community College, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/15/28	5,505,000	6,444,373
State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/31	30,000,000	35,646,900
		77,129,857
Puerto Rico 4.6%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.125%, due 7/1/47	14,410,000	14,849,793
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 7/1/22	715,000	731,180
Series A, Insured: AGC 5.00%, due 7/1/26	575,000	590,847
Series A, Insured: AGC 5.00%, due 7/1/27	525,000	539,406
Series A-4, Insured: AGM 5.00%, due 7/1/31	5,170,000	5,253,340
Series A, Insured: AGM 5.00%, due 7/1/35	32,580,000	33,967,582
Insured: AGM 5.25%, due 7/1/20	1,430,000	1,459,658
Series A, Insured: NATL-RE 5.25%, due 7/1/21	440,000	444,330
Series A, Insured: AGM 5.25%, due 7/1/24	1,955,000	2,067,999
Series C, Insured: AGM 5.375%, due 7/1/28	700,000	723,940
Series A, Insured: NATL-RE 5.50%, due 7/1/20	4,850,000	4,937,639
Series C, Insured: AGM 5.75%, due 7/1/37	1,150,000	1,190,745
Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,240,000	2,295,126
Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
Series A, Insured: AGC 5.00%, due 7/1/34	285,000	290,985
Insured: AGC 5.25%, due 7/1/32	500,000	515,195
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.00%, due 7/1/28	4,350,000	4,468,842
Series A, Insured: AGC 6.125%, due 7/1/24	660,000	711,803
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	4,855,000	4,869,225
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, Insured: AGM 3.625%, due 7/1/23	3,115,000	3,115,623
Series UU, Insured: AGC 4.25%, due 7/1/27	2,345,000	2,350,229
Series NN, Insured: NATL-RE 4.75%, due 7/1/33	1,140,000	1,140,011
Series RR, Insured: NATL-RE 5.00%, due 7/1/21	1,200,000	1,215,072
Series RR, Insured: NATL-RE 5.00%, due 7/1/22	1,450,000	1,467,603
Series UU, Insured: AGM 5.00%, due 7/1/23	2,290,000	2,350,777
Series SS, Insured: NATL-RE 5.00%, due 7/1/23	825,000	834,669
Series PP, Insured: NATL-RE 5.00%, due 7/1/23	1,105,000	1,117,951
Series PP, Insured: NATL-RE 5.00%, due 7/1/24	2,915,000	2,947,940
Series UU, Insured: AGM 5.00%, due 7/1/24	4,415,000	4,536,589
Series TT, Insured: AGM 5.00%, due 7/1/27	500,000	513,720
Series SS, Insured: AGM 5.00%, due 7/1/30	550,000	563,255
Series VV, Insured: NATL-RE 5.25%, due 7/1/26	1,875,000	1,997,831
Series VV, Insured: NATL-RE 5.25%, due 7/1/29	1,470,000	1,570,592
Series VV, Insured: NATL-RE 5.25%, due 7/1/32	2,000,000	2,126,300
Series VV, Insured: NATL-RE 5.25%, due 7/1/34	550,000	582,230
Series VV, Insured: NATL-RE 5.25%, due 7/1/35	620,000	654,652
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series L, Insured: NATL-RE 5.25%, due 7/1/24	2,195,000	2,319,413
Series N, Insured: NATL-RE 5.25%, due 7/1/32	5,525,000	5,873,904
Series CC, Insured: AGM 5.25%, due 7/1/33	2,165,000	2,403,215
Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,030,000	5,338,087
Series N, Insured: AGC 5.25%, due 7/1/34	5,125,000	5,687,520
Series CC, Insured: AGM 5.25%, due 7/1/36	2,355,000	2,604,866
Series N, Insured: AGC 5.25%, due 7/1/36	16,965,000	18,763,120
Series N, Insured: AGC, AGM 5.25%, due 7/1/36	1,425,000	1,576,036
Series N, Insured: AGC 5.25%, due 7/1/39	135,000	148,327
Series L, Insured: AGC 5.25%, due 7/1/41	2,535,000	2,774,000
Series E, Insured: AGM 5.50%, due 7/1/21	670,000	700,525
Series N, Insured: AGC, AGM 5.50%, due 7/1/26	625,000	693,419
Series N, Insured: AGC, AGM 5.50%, due 7/1/29	10,325,000	11,625,847
Series CC, Insured: AGC 5.50%, due 7/1/31	1,780,000	2,015,619
Puerto Rico Highway & Transportation Authority, Unrefunded, Revenue Bonds
Series D, Insured: AGM 5.00%, due 7/1/27	2,240,000	2,301,466
Series J, Insured: NATL-RE 5.00%, due 7/1/29	650,000	655,720
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 4.75%, due 8/1/22	820,000	831,513
Series A, Insured: AGM 5.00%, due 8/1/21	195,000	198,801
Series A, Insured: AGM 5.00%, due 8/1/27	290,000	297,958
Series A, Insured: AGM 5.00%, due 8/1/30	1,720,000	1,761,452
Series C, Insured: AGM 5.25%, due 8/1/19	1,195,000	1,195,000
Series C, Insured: AGC 5.25%, due 8/1/20	210,000	214,754
Series C, Insured: AGC 5.25%, due 8/1/23	340,000	364,242
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series F, Insured: NATL-RE, XLCA 5.25%, due 7/1/23	265,000	278,155
Series K, Insured: AGM 5.25%, due 7/1/27	1,150,000	1,169,309
Series M-3, Insured: NATL-RE 6.00%, due 7/1/26	300,000	308,874
Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	7,465,000	7,620,645
Puerto Rico Sales Tax Financing Corp Sales Tax, Revenue Bonds
Series 2007-A (zero coupon), due 8/1/45	15,955,041	9,275,396
Insured: BHAC (zero coupon), due 8/1/54	740,351	152,808
Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series 2007-A (zero coupon), due 8/1/42	7,862,713	4,570,943
		202,713,613
Rhode Island 0.5%
Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,683,987
Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/26	5,000,000	5,952,150
Rhode Island Health & Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series B 5.00%, due 5/15/33	1,045,000	1,308,246
Series B 5.00%, due 5/15/34	1,095,000	1,362,826
Series B 5.00%, due 5/15/35	1,150,000	1,419,755
Series B 5.00%, due 5/15/36	1,205,000	1,477,463
Series B 5.00%, due 5/15/37	1,265,000	1,544,843
Rhode Island Health & Educational Building Corp., Rhode Island School of Design, Revenue Bonds
5.00%, due 8/15/29	500,000	633,630
5.00%, due 8/15/31	400,000	498,712
5.00%, due 8/15/33	450,000	555,435
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds Series 69-B, Insured: GNMA/FNMA/FHLMC 4.00%, due 10/1/48	5,590,000	6,085,218
		22,522,265
South Carolina 2.8%
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds Series A 4.00%, due 10/1/48 (a)	4,300,000	4,726,431
Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: AGC 5.75%, due 1/1/34	10,345,000	11,167,738
South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds Series A 5.00%, due 8/1/19	420,000	420,000
South Carolina Public Service Authority, Revenue Bonds
Series C 5.00%, due 12/1/29	5,000,000	5,795,500
Series A 5.00%, due 12/1/32	10,000,000	11,840,300
Series B 5.00%, due 12/1/41	3,500,000	4,081,000
Series B 5.00%, due 12/1/46	3,125,000	3,623,656
Series B 5.00%, due 12/1/56	2,500,000	2,868,875
Series E 5.25%, due 12/1/55	27,430,000	31,522,008
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series A 5.00%, due 12/1/25	6,445,000	6,961,373
Series D 5.00%, due 12/1/26	2,595,000	2,837,607
Series C 5.00%, due 12/1/36	3,310,000	3,532,531
Series D 5.00%, due 12/1/43	5,150,000	5,502,672
South Carolina State Housing Finance & Development Authority, Revenue Bonds Series A 4.50%, due 7/1/48	3,890,000	4,286,352
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Insured: AGM 5.00%, due 10/1/35	5,210,000	6,348,437
5.00%, due 10/1/36	15,000,000	18,094,950
Sumter Two School Facilities Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/27	1,100,000	1,295,789
		124,905,219
South Dakota 0.3%
South Dakota Conservancy District, Revenue Bonds
5.00%, due 8/1/37	1,750,000	2,166,518
5.00%, due 8/1/38	3,000,000	3,700,590
South Dakota Housing Development Authority, Revenue Bonds Series A 4.00%, due 5/1/49	5,000,000	5,475,050
		11,342,158
Tennessee 0.6%
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds Series A 6.00%, due 7/1/38	3,605,000	3,763,115
Tennessee Housing & Development Agency, Residential Finance Program, Revenue Bonds
Issue 3 4.25%, due 7/1/49	3,925,000	4,297,757
4.25%, due 1/1/50	9,965,000	11,007,040
4.50%, due 7/1/49	8,030,000	8,895,313
		27,963,225
Texas 5.8%
Bexar County Hospital District, Limited General Obligation 4.00%, due 2/15/37	4,200,000	4,663,302
Central Texas Turnpike System, Revenue Bonds
Series C 5.00%, due 8/15/34	5,000,000	5,648,450
Series C 5.00%, due 8/15/37	2,135,000	2,395,043
Series B 5.00%, due 8/15/37	1,445,000	1,635,653
City of Austin TX, Airport System, Revenue Bonds (b)
5.00%, due 11/15/24	4,000,000	4,735,560
5.00%, due 11/15/25	4,000,000	4,838,040
Series B 5.00%, due 11/15/44	9,675,000	11,694,366
City of Donna TX, Tax & Toll Bridge, Limited General Obligation Insured: BAM 5.00%, due 2/15/30	1,035,000	1,182,715
City of Houston, Limited General Obligation Series A 5.00%, due 3/1/29	5,000,000	6,158,450
Dallas Area Rapid Transit Sales Tax Revenue, Revenue Bonds
Series B 4.00%, due 12/1/35	8,000,000	8,899,040
Series B 4.00%, due 12/1/36	7,500,000	8,317,650
Series B 4.00%, due 12/1/37	6,155,000	6,805,399
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF 5.00%, due 2/15/30	1,765,000	2,227,412
Series B, Insured: PSF 5.00%, due 2/15/31	3,250,000	4,075,338
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds 5.00%, due 7/1/38	4,280,000	4,925,981
Little Elm Independent School District, Unlimited General Obligation Insured: PSF 5.00%, due 8/15/46	30,000,000	35,986,200
North Harris County Regional Water Authority, Senior Lien, Revenue Bonds Insured: BAM 5.00%, due 12/15/32	3,215,000	3,575,948
North Texas Tollway Authority, Revenue Bonds
Series A 5.00%, due 1/1/34	1,400,000	1,617,112
Series A 5.00%, due 1/1/35	2,950,000	3,398,754
Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	10,855,175
Series B 5.00%, due 1/1/40	22,140,000	24,487,283
San Antonio Independent School District, Unlimited General Obligation Insured: PSF 4.00%, due 8/15/37	3,955,000	4,470,890
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series A 5.00%, due 11/15/23	1,245,000	1,397,724
Series A 5.00%, due 11/15/24	1,305,000	1,494,042
Series A 5.00%, due 11/15/25	1,370,000	1,598,817
Series A 5.00%, due 11/15/26	1,440,000	1,704,240
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A 4.00%, due 3/1/50	6,600,000	7,371,144
Series A, Insured: GNMA/FNMA 4.75%, due 1/1/49	7,000,000	7,865,410
Series A, Insured: GNMA 4.75%, due 3/1/49	4,960,000	5,525,440
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/30	17,100,000	18,719,028
5.00%, due 12/15/31	4,575,000	4,996,861
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
7.00%, due 6/30/40	5,020,000	5,267,436
7.50%, due 6/30/32	4,095,000	4,322,232
7.50%, due 6/30/33	5,500,000	5,802,555
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM 4.00%, due 5/1/31	1,000,000	1,088,190
Insured: BAM 4.00%, due 5/1/32	1,295,000	1,401,747
Texas State Municipal Power Agency, Revenue Bonds
5.00%, due 9/1/42	1,900,000	1,965,702
5.00%, due 9/1/47	2,750,000	2,842,345
Texas Water Development Board, Water Implementation Fund, Revenue Bonds Series B 5.00%, due 4/15/30	5,000,000	6,421,550
Town of Prosper TX, Unlimited General Obligation 4.00%, due 2/15/31	1,235,000	1,419,583
University of Texas, Revenue Bonds Series A 4.00%, due 8/15/37	11,810,000	13,535,677
Viridian Municipal Management District, Unlimited General Obligation Insured: BAM 6.00%, due 12/1/32	500,000	613,880
		257,947,364
U.S. Virgin Islands 1.4%
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 5.00%, due 10/1/32	5,100,000	5,107,140
Series A 6.625%, due 10/1/29	6,960,000	6,977,957
Series A 6.75%, due 10/1/37	5,000,000	5,001,650
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (c)	5,000,000	5,554,750
Series C 5.00%, due 10/1/30	18,500,000	17,852,500
Series A, Insured: AGM 5.00%, due 10/1/32	15,655,000	17,038,902
Series C, Insured: AGM 5.00%, due 10/1/39	5,920,000	6,507,264
		64,040,163
Utah 0.7%
City of Herriman UT, Special Assessment, Towne Centre Assessment Area 5.00%, due 11/1/29	55,000	56,616
Utah Housing Corp., Revenue Bonds
Series H, Insured: GNMA 4.50%, due 10/21/48	4,060,261	4,297,745
Series J, Insured: GNMA 4.50%, due 12/21/48	4,952,008	5,241,651
Series A, Insured: GNMA 4.50%, due 1/21/49	9,862,067	10,438,900
Series B, Insured: GNMA 4.50%, due 2/21/49	5,912,456	6,258,275
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/31	350,000	433,556
5.00%, due 10/15/38	1,990,000	2,403,721
5.00%, due 10/15/41	2,175,000	2,608,869
		31,739,333
Vermont 0.0% ‡
Vermont Educational & Health Buildings Financing Agency, Middlebury College Project, Revenue Bonds 4.00%, due 11/1/36	1,750,000	2,008,475

Virginia 1.3%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds Insured: AGM 5.00%, due 7/1/41	11,575,000	13,629,331
Hampton Roads Sanitation District, Revenue Bonds
Series A 5.00%, due 10/1/31	3,540,000	4,418,557
Series A 5.00%, due 10/1/32	2,500,000	3,109,800
Virginia Commonwealth Transportation Board, Revenue Bonds
Series A 5.00%, due 5/15/28	4,000,000	5,102,400
Series A 5.00%, due 5/15/29	3,750,000	4,757,925
Series A 5.00%, due 5/15/30	8,000,000	10,085,920
Virginia Resources Authority, Infrastructure Revenue, Revenue Bonds Series A 5.00%, due 11/1/30	2,315,000	2,588,216
Virginia Small Business Financing Authority, Express Lanes LLC Project, Revenue Bonds (b)
5.00%, due 1/1/44	3,650,000	3,876,519
5.00%, due 7/1/49	10,000,000	10,608,500
		58,177,168
Washington 0.7%
Thurston & Pierce Counties Community Schools, Unlimited General Obligation 4.00%, due 12/1/35	3,900,000	4,442,022
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N 4.00%, due 12/1/48	5,985,000	6,517,785
Series 1N 4.00%, due 6/1/49	7,500,000	8,221,950
Washington State, Unlimited General Obligation Series C 5.00%, due 2/1/43	11,335,000	13,614,128
		32,795,885
West Virginia 0.2%
State of West Virginia State Road Bonds, Unlimited General Obligation Series B 5.00%, due 12/1/40	5,770,000	7,048,228

Wisconsin 0.4%
Wisconsin Center District, Junior Dedicated, Revenue Bonds
Series A 5.00%, due 12/15/31	3,665,000	4,040,626
Series A 5.00%, due 12/15/32	2,850,000	3,134,458
Wisconsin Housing & Economic Development Authority, Revenue Bonds Series D 4.00%, due 3/1/47	8,200,000	8,913,072
		16,088,156
Wyoming 0.2%
West Park Hospital District, Revenue Bonds
Series A 5.50%, due 6/1/21	250,000	262,610
Series A 6.375%, due 6/1/26	1,000,000	1,070,370
Wyoming Community Development Authority, Revenue Bonds
Series 3 4.00%, due 6/1/43	4,445,000	4,823,092
Series 1 4.00%, due 12/1/48	4,000,000	4,370,440
		10,526,512
Total Long-Term Municipal Bonds (Cost $3,884,186,835)		4,031,204,576
Short-Term Municipal Notes 9.3%
Arizona 0.2%
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds Series B 1.47%, due 11/15/52 (d)	8,340,000	8,340,000

California 0.2%
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds Series B-2 1.33%, due 5/15/32 (d)	6,880,000	6,880,000

Connecticut 0.1%
Connecticut State Health & Educational Facility Authority, Yale University, Revenue Bonds Series V-1 1.35%, due 7/1/36 (d)	6,040,000	6,040,000

Florida 0.2%
County of St. Lucie FL, Power & Light Co. Project, Revenue Bonds 1.48%, due 9/1/28 (d)	6,500,000	6,500,000
Pinellas County Health Facilities Authority, BayCare Health System, Revenue Bonds Series A-1 1.48%, due 11/1/38 (d)	4,200,000	4,200,000
		10,700,000
Georgia 2.8%
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds (d)
1.57%, due 11/1/52	15,580,000	15,580,000
1st Series 1.60%, due 7/1/49	33,100,000	33,100,000
Coweta County Development Authority, Plant Yates Project, Revenue Bonds 1.54%, due 6/1/32 (d)	2,275,000	2,275,000
Heard County Development Authority, Georgia Power Co. Plant Wansley, Revenue Bonds (d)
1.52%, due 9/1/29	3,300,000	3,300,000
1.56%, due 9/1/26	800,000	800,000
Monroe County Development Authority, Georgia Power Co., Scherer Project, Revenue Bonds 1.54%, due 11/1/48 (d)	10,650,000	10,650,000
Municipal Electric Authority of Georgia, Revenue Bonds Subseries B 1.42%, due 1/1/48 (d)	60,000,000	60,000,000
		125,705,000
Iowa 0.2%
Iowa Finance Authority, Health System Obligation, Revenue Bonds Series B-2 1.47%, due 2/15/39 (d)	9,000,000	9,000,000

Kansas 0.0% ‡
University of Kansas Hospital Authority, KU Health System, Revenue Bonds 1.42%, due 9/1/34 (d)	500,000	500,000

Massachusetts 0.9%
Massachusetts Development Finance Agency, Boston University, Revenue Bonds Series U-6E 1.35%, due 10/1/42 (d)	10,550,000	10,550,000
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds Series R 1.35%, due 11/1/49 (d)	14,755,000	14,755,000
Massachusetts Health & Educational Facilities Authority, Tufts University, Revenue Bonds Series N-2 1.35%, due 8/15/34 (d)	6,700,000	6,700,000
Massachusetts State Health & Educational Facilities Authority, Baystate Medical Center, Revenue Bonds Series G 1.48%, due 7/1/26 (d)	8,270,000	8,270,000
		40,275,000
Minnesota 0.3%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority, Children's Health Care, Revenue Bonds Series A-II, Insured: AGM 0.75%, due 8/15/37 (d)	12,245,000	12,245,000

New Jersey 0.5%
New Jersey Turnpike Authority, Revenue Bonds Series D-1 2.382%, due 1/1/24 (d)	20,000,000	20,210,000

New York 0.4%
City of New York NY, Unlimited General Obligation Subseries H-2 1.48%, due 1/1/36 (d)	1,200,000	1,200,000
Metropolitan Transportation Authority, Revenue Bonds Subseries 2012A-2 1.529%, due 11/15/41 (d)	13,000,000	13,000,000
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Subseries C-4 1.52%, due 11/1/44 (d)	5,000,000	5,000,000
		19,200,000
North Carolina 0.1%
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bonds Series B 1.47%, due 10/1/35 (d)	2,460,000	2,460,000

Ohio 0.6%
County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds (d)
Series E 1.52%, due 11/15/45	10,740,000	10,740,000
Series F 1.52%, due 11/15/45	7,800,000	7,800,000
Ohio Higher Educational Facility Commission, Cleveland Clinic, Revenue Bonds Series B-4 1.47%, due 1/1/43 (d)	8,605,000	8,605,000
		27,145,000
Pennsylvania 0.4%
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Philadelphia Project, Revenue Bonds Series A 1.47%, due 7/1/41 (d)	20,000,000	20,000,000
Texas 0.9%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Revenue Bonds Subseries C-2 1.50%, due 12/1/27 (d)	1,700,000	1,700,000
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Revenue Bonds Subseries B-1 1.48%, due 9/1/31 (d)	2,800,000	2,800,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Revenue Bonds Series A-1 1.50%, due 12/1/41 (d)	7,700,000	7,700,000
Permanent University Fund - University of Texas System, Revenue Bonds Series A 1.33%, due 7/1/37 (d)	21,165,000	21,165,000
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals Dallas, Revenue Bonds Series A 1.48%, due 10/1/41 (d)	6,225,000	6,225,000
		39,590,000
Utah 0.6%
City of Murray UT, Murray City Hospital, IHC Health Services, Inc., Revenue Bonds Series D 1.46%, due 5/15/36 (d)	28,170,000	28,170,000

Virginia 0.3%
Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital, Revenue Bonds Series B 1.50%, due 10/1/48 (d)	11,700,000	11,700,000

Wisconsin 0.6%
University Hospitals & Clinics Authority, Revenue Bonds Series C 1.52%, due 4/1/48 (d)	12,375,000	12,375,000
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Revenue Bonds Series A 1.52%, due 2/15/50 (d)	13,985,000	13,985,000
		26,360,000
Total Short-Term Municipal Notes (Cost $414,471,755)		414,520,000

Total Municipal Bonds (Cost $4,298,658,590)		4,445,724,576

Closed-End Fund 1.1%
Massachusetts 1.1%
Invesco National AMT- Free Municipal Bond ETF	1,870,000	49,124,900

Total Closed-End Fund (Cost $47,948,483)		49,124,900

Total Investments (Cost $4,346,607,073)	101.3%	4,494,849,476
Other Assets, Less Liabilities	(1.3)	(59,427,901)

Net Assets	100.0%	$4,435,421,575

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

As of July 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(2,000)	September 2019	$(250,839,150)	$(254,843,750)	$(4,004,600)

1.	As of July 31, 2019, cash in the amount of $2,200,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
NATL-RE	—National Public Finance Guarantee Corp.
PSF	—Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$4,031,204,576	$—	$4,031,204,576
Short-Term Municipal Notes	—	414,520,000	—	414,520,000
Total Municipal Bonds	—	4,445,724,576	—	4,445,724,576
Closed-End Fund	49,124,900	—	—	49,124,900
Total Investments in Securities	$49,124,900	$4,445,724,576	$—	$4,494,849,476

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(4,004,600)	$—	$—	$(4,004,600)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Unconstrained Bond Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 96.2% †
Asset-Backed Securities 4.7%
Auto Floor Plan Asset-Backed Securities 0.9%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$4,390,000	$4,731,071
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class A 3.034% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		3,980,000	3,987,364
			8,718,435
Automobile Asset-Backed Securities 0.4%
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		2,195,000	2,195,176
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24		2,355,000	2,399,217
			4,594,393
Credit Cards 1.5%
American Express Credit Account Master Trust
Series 2018-9, Class A 2.774% (1 Month LIBOR + 0.38%), due 4/15/26 (b)		2,105,000	2,105,840
Series 2019-1, Class A 2.87%, due 10/15/24		2,060,000	2,098,910
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84%, due 12/15/24		3,765,000	3,829,613
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2 2.713% (1 Month LIBOR + 0.33%), due 1/20/25 (b)		4,785,000	4,787,865
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04%, due 7/15/24		2,425,000	2,477,095
			15,299,323
Home Equity 0.0% ‡
First NLC Trust Series 2007-1, Class A1 2.474% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		315,183	198,691
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.504% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		112,275	80,573
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.454% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		83,895	38,941
Morgan Stanley ABS Capital I Trust Series 2007-HE4, Class A2A 2.514% (1 Month LIBOR + 0.11%), due 2/25/37 (b)		84,747	38,837
			357,042
Other Asset-Backed Securities 1.9%
CNH Equipment Trust Series 2019-B, Class A4 2.64%, due 5/15/26		4,360,000	4,419,288
Daimler Trucks Retail Trust Series 2019-1, Class A3 2.77%, due 8/15/22 (a)		2,925,000	2,944,088
Dell Equipment Finance Trust Series 2018-2, Class A3 3.37%, due 10/22/23 (a)		4,040,000	4,100,922
John Deere Owner Trust Series 2019-B, Class A3 2.21%, due 12/15/23		4,160,000	4,158,430
Verizon Owner Trust Series 2019-A, Class A1A 2.93%, due 9/20/23		3,195,000	3,245,320
			18,868,048
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 2.971% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		255,396	254,442

Total Asset-Backed Securities (Cost $47,452,134)			48,091,683

Corporate Bonds 67.6%
Advertising 0.3%
Lamar Media Corp. 5.375%, due 1/15/24		2,695,000	2,769,112

Aerospace & Defense 0.9%
Moog, Inc. 5.25%, due 12/1/22 (a)		5,505,000	5,587,575
Rockwell Collins, Inc. 3.50%, due 3/15/27		3,350,000	3,519,367
			9,106,942
Agriculture 0.6%
Altria Group, Inc. 3.80%, due 2/14/24		3,660,000	3,810,239
JBS Investments II GmbH 7.00%, due 1/15/26 (a)		1,915,000	2,050,007
			5,860,246
Airlines 1.7%
Continental Airlines, Inc.
Series 2007-1, Class A 5.983%, due 10/19/23		2,592,670	2,743,304
Series 2005-ERJ1 9.798%, due 10/1/22		121,894	126,643
Delta Air Lines, Inc.
Series 2019-1, Class AA 3.204%, due 10/25/25		3,360,000	3,465,652
Series 2007-1, Class A 6.821%, due 2/10/24		1,261,665	1,382,406
U.S. Airways Group, Inc. Series 2010-1, Class A 6.25%, due 10/22/24		4,956,151	5,396,257
United Airlines, Inc. Series 2014-2, Class B 4.625%, due 3/3/24		4,159,640	4,273,198
			17,387,460
Auto Manufacturers 2.0%
Daimler Finance North America LLC 2.30%, due 1/6/20 (a)		6,950,000	6,946,417
Ford Motor Credit Co. LLC
2.681%, due 1/9/20		3,345,000	3,343,330
3.35%, due 11/1/22		1,115,000	1,113,876
4.25%, due 9/20/22		860,000	883,628
General Motors Financial Co., Inc. 3.45%, due 4/10/22 (c)		4,480,000	4,537,335
Volkswagen Group of America Finance LLC 3.875%, due 11/13/20 (a)		2,925,000	2,973,954
			19,798,540
Banks 16.2%
Bank of America Corp.
3.004%, due 12/20/23 (d)		7,718,000	7,825,089
3.30%, due 1/11/23		510,000	523,399
3.499%, due 5/17/22 (c)(d)		5,150,000	5,239,425
5.797% (3 Month LIBOR + 3.387%), due 9/3/19 (b)(e)(f)		4,990,000	4,998,782
6.30%, due 3/10/26 (d)(e)(f)		3,570,000	3,998,400
8.57%, due 11/15/24		1,645,000	2,065,284
Bank of New York Mellon Corp. 2.661%, due 5/16/23 (d)		4,660,000	4,692,620
Barclays Bank PLC 5.14%, due 10/14/20		8,037,000	8,240,660
BB&T Corp. 2.75%, due 4/1/22		6,370,000	6,428,878
Capital One Financial Corp. 5.55%, due 6/1/20 (d)(e)(f)		1,535,000	1,554,187
Citigroup, Inc.
2.35%, due 8/2/21 (c)		5,000,000	4,996,862
3.352%, due 4/24/25 (d)		1,880,000	1,930,420
3.569% (3 Month LIBOR + 1.25%), due 7/1/26 (b)		4,000,000	4,048,049
6.30%, due 5/15/24 (d)(f)		10,800,000	11,434,500
Citizens Bank N.A. 3.25%, due 2/14/22		1,330,000	1,353,428
Citizens Financial Group, Inc. 4.15%, due 9/28/22 (a)		2,270,000	2,338,592
Goldman Sachs Group, Inc.
2.35%, due 11/15/21		9,335,000	9,300,795
2.908%, due 6/5/23 (d)		4,285,000	4,319,960
3.00%, due 4/26/22		7,000,000	7,056,074
3.625%, due 1/22/23		3,227,000	3,339,382
3.688% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		3,220,000	3,227,466
5.25%, due 7/27/21 (c)		6,047,000	6,365,986
Huntington National Bank 3.125%, due 4/1/22		4,580,000	4,659,287
Lloyds Banking Group PLC
4.582%, due 12/10/25		1,365,000	1,418,408
4.65%, due 3/24/26		1,985,000	2,063,623
Morgan Stanley
3.125%, due 1/23/23		6,380,000	6,499,077
3.625%, due 1/20/27		6,055,000	6,327,557
4.00%, due 7/23/25		1,920,000	2,046,457
4.875%, due 11/1/22		4,287,000	4,579,358
5.00%, due 11/24/25		2,465,000	2,724,082
5.913% (3 Month LIBOR + 3.61%), due 10/15/19 (b)(f)		9,333,000	9,356,332
PNC Bank N.A. 3.10%, due 10/25/27 (e)		3,925,000	4,042,053
Royal Bank of Canada 2.50%, due 1/19/21		5,565,000	5,588,875
Santander Holdings USA, Inc.
3.40%, due 1/18/23		1,500,000	1,521,941
3.70%, due 3/28/22		2,000,000	2,043,146
Wells Fargo & Co. (d)
3.584%, due 5/22/28		2,145,000	2,241,553
5.90%, due 6/15/24 (f)		3,690,000	3,916,012
			164,305,999
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25 (c)		885,000	952,575
4.75%, due 1/23/29		1,770,000	2,016,283
			2,968,858
Building Materials 0.4%
Masco Corp. 7.125%, due 3/15/20		290,000	297,720
Standard Industries, Inc. 5.375%, due 11/15/24 (a)		3,580,000	3,669,464
			3,967,184
Chemicals 2.3%
Air Liquide Finance S.A. (a)
1.375%, due 9/27/19		4,135,000	4,127,713
1.75%, due 9/27/21		2,785,000	2,751,212
Ashland LLC 4.75%, due 8/15/22		2,970,000	3,085,681
Braskem Netherlands Finance B.V. (a)
3.50%, due 1/10/23		1,870,000	1,875,143
4.50%, due 1/10/28		2,505,000	2,529,299
Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,600,000	2,630,030
W.R. Grace & Co. 5.125%, due 10/1/21 (a)		6,410,000	6,642,362
			23,641,440
Commercial Services 0.9%
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		2,320,000	2,322,900
IHS Markit, Ltd.
3.625%, due 5/1/24		3,710,000	3,805,347
4.125%, due 8/1/23 (c)		1,075,000	1,122,300
Service Corp. International 5.375%, due 5/15/24		2,200,000	2,257,904
			9,508,451
Computers 0.7%
Dell International LLC / EMC Corp. 4.90%, due 10/1/26 (a)(c)		4,000,000	4,185,465
Hewlett Packard Enterprise Co. 4.40%, due 10/15/22		2,520,000	2,649,615
			6,835,080
Cosmetics & Personal Care 0.4%
First Quality Finance Co., Inc. 5.00%, due 7/1/25 (a)		3,760,000	3,816,400

Diversified Financial Services 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, due 5/26/22		4,430,000	4,503,944
4.50%, due 5/15/21		480,000	494,678
Air Lease Corp.
2.125%, due 1/15/20		3,275,000	3,268,206
2.625%, due 7/1/22		2,040,000	2,032,899
3.25%, due 3/1/25 (c)		4,000,000	4,009,090
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		2,130,000	2,225,850
Ally Financial, Inc.
5.75%, due 11/20/25		3,820,000	4,264,075
8.00%, due 11/1/31		1,140,000	1,523,610
Capital One Bank USA N.A. 3.375%, due 2/15/23 (c)		3,000,000	3,063,926
			25,386,278
Electric 5.0%
Appalachian Power Co. 3.30%, due 6/1/27		1,800,000	1,859,527
Baltimore Gas & Electric Co. 2.40%, due 8/15/26		4,150,000	4,059,990
CMS Energy Corp. 3.875%, due 3/1/24		3,818,000	3,987,425
Entergy Arkansas LLC 3.50%, due 4/1/26		1,235,000	1,295,700
Evergy, Inc.
4.85%, due 6/1/21 (c)		5,200,000	5,369,073
5.292%, due 6/15/22 (g)		663,000	704,989
Florida Power & Light Co. 2.75%, due 6/1/23		2,680,000	2,724,223
IPALCO Enterprises, Inc. 3.45%, due 7/15/20		8,560,000	8,603,092
MidAmerican Energy Co. 3.10%, due 5/1/27		6,000,000	6,206,122
Potomac Electric Power Co. 4.15%, due 3/15/43		1,305,000	1,435,498
Public Service Electric & Gas Co. 3.00%, due 5/15/27		3,405,000	3,483,993
Public Service Enterprise Group, Inc. 2.65%, due 11/15/22 (c)		3,500,000	3,521,092
WEC Energy Group, Inc.
3.10%, due 3/8/22		2,345,000	2,381,076
4.631% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		5,495,000	4,567,444
			50,199,244
Entertainment 0.5%
Eldorado Resorts, Inc. 7.00%, due 8/1/23 (c)		4,515,000	4,718,175

Environmental Controls 0.4%
Waste Management, Inc. 2.40%, due 5/15/23		3,880,000	3,884,173

Food 3.0%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		1,035,000	1,035,000
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (a)		4,595,000	4,641,655
Kroger Co. 1.50%, due 9/30/19		4,130,000	4,123,068
Mondelez International Holdings Netherlands B.V. (a)
1.625%, due 10/28/19		4,500,000	4,490,285
2.00%, due 10/28/21		4,885,000	4,835,118
Smithfield Foods, Inc. (a)
2.70%, due 1/31/20		4,005,000	3,995,457
3.35%, due 2/1/22		2,490,000	2,487,150
Tyson Foods, Inc.
2.65%, due 8/15/19		1,656,000	1,656,102
3.95%, due 8/15/24		2,892,000	3,056,505
			30,320,340
Forest Products & Paper 0.4%
Georgia-Pacific LLC 8.00%, due 1/15/24		2,945,000	3,612,860

Health Care - Products 1.5%
Abbott Laboratories 3.40%, due 11/30/23		3,520,000	3,662,952
Becton Dickinson & Co.
2.675%, due 12/15/19		3,971,000	3,971,914
3.363%, due 6/6/24		2,860,000	2,955,106
Stryker Corp. 2.625%, due 3/15/21		2,179,000	2,185,481
Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,895,000	1,896,520
			14,671,973
Holding Company - Diversified 0.4%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)		3,855,000	3,923,845

Home Builders 2.8%
D.R. Horton, Inc. 5.75%, due 8/15/23		4,250,000	4,703,513
KB Home 8.00%, due 3/15/20		2,250,000	2,311,875
Lennar Corp.
4.50%, due 11/15/19		4,740,000	4,745,925
6.25%, due 12/15/21		2,875,000	3,033,125
8.375%, due 1/15/21		2,540,000	2,724,150
MDC Holdings, Inc. 5.625%, due 2/1/20		1,608,000	1,624,080
Meritage Homes Corp. 7.00%, due 4/1/22		4,720,000	5,156,600
Toll Brothers Finance Corp. 5.875%, due 2/15/22		3,735,000	3,968,438
			28,267,706
Home Furnishing 0.3%
Panasonic Corp. 2.536%, due 7/19/22 (a)		3,305,000	3,305,208

Insurance 3.1%
Lincoln National Corp. 4.883% (3 Month LIBOR + 2.358%), due 5/17/66 (b)		3,537,000	2,935,710
MassMutual Global Funding II 2.50%, due 4/13/22 (a)		3,600,000	3,616,020
Oil Insurance, Ltd. 5.301% (3 Month LIBOR + 2.982%), due 9/30/19 (a)(b)(f)		5,727,000	5,561,179
Pricoa Global Funding I 2.55%, due 11/24/20 (a)		2,725,000	2,732,571
Protective Life Corp. 8.45%, due 10/15/39		2,476,000	3,737,949
Protective Life Global Funding 1.555%, due 9/13/19 (a)		4,200,000	4,195,560
Scottish Widows, Ltd. Series Reg S 5.50%, due 6/16/23	GBP	6,500,000	8,852,637
			31,631,626
Internet 1.6%
Baidu, Inc. 4.375%, due 5/14/24		$2,380,000	2,524,585
Booking Holdings, Inc. 3.60%, due 6/1/26		2,790,000	2,930,174
Expedia Group, Inc. 5.95%, due 8/15/20		3,485,000	3,606,105
GrubHub Holdings, Inc. 5.50%, due 7/1/27 (a)		1,895,000	1,944,763
Tencent Holdings, Ltd. 3.28%, due 4/11/24 (a)		3,820,000	3,910,298
Weibo Corp. 3.50%, due 7/5/24 (c)		1,515,000	1,520,479
			16,436,404
Iron & Steel 0.8%
ArcelorMittal 4.55%, due 3/11/26		3,470,000	3,634,520
Vale Overseas, Ltd. 6.25%, due 8/10/26		4,330,000	4,875,580
			8,510,100
Lodging 0.8%
Marriott International, Inc.
3.75%, due 10/1/25		5,888,000	6,158,873
7.15%, due 12/1/19		2,341,000	2,375,490
			8,534,363
Media 0.8%
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)		918,000	938,081
Grupo Televisa S.A.B. 5.25%, due 5/24/49 (c)		1,695,000	1,766,536
Sky, Ltd. 3.75%, due 9/16/24 (a)		1,480,000	1,569,133
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,281,389
Virgin Media Secured Finance PLC 5.25%, due 1/15/26 (a)		2,785,000	2,847,662
			8,402,801
Mining 0.3%
Anglo American Capital PLC 4.875%, due 5/14/25 (a)		3,000,000	3,226,581

Miscellaneous - Manufacturing 0.7%
Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (a)		3,320,000	3,354,848
Textron Financial Corp. 4.253% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)(e)		4,350,000	3,364,725
			6,719,573
Oil & Gas 3.6%
Anadarko Petroleum Corp. (zero coupon), due 10/10/36 (c)		19,735,000	9,432,993
Concho Resources, Inc. 4.30%, due 8/15/28		2,995,000	3,206,040
Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (a)		2,520,000	3,228,826
Marathon Petroleum Corp. 5.125%, due 4/1/24 (c)		8,050,000	8,242,075
Murphy Oil USA, Inc. 6.00%, due 8/15/23		5,798,000	5,913,960
Petrobras Global Finance B.V. 7.375%, due 1/17/27		2,029,000	2,397,669
Petroleos Mexicanos 6.75%, due 9/21/47		4,835,000	4,382,444
			36,804,007
Packaging & Containers 1.2%
Crown European Holdings S.A. 4.00%, due 7/15/22 (a)	EUR	3,540,000	4,320,457
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (a)		$4,555,000	4,634,712
WRKCo, Inc. 3.00%, due 9/15/24		2,735,000	2,748,262
			11,703,431
Pharmaceuticals 1.4%
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25		3,735,000	3,884,400
5.75%, due 8/15/27		2,835,000	2,983,838
Bristol-Myers Squibb Co. 3.40%, due 7/26/29 (a)(e)		3,115,000	3,255,841
Eli Lilly & Co. 2.35%, due 5/15/22		2,200,000	2,207,167
Takeda Pharmaceutical Co., Ltd. 3.80%, due 11/26/20 (a)		1,435,000	1,459,048
Zoetis, Inc. 3.25%, due 8/20/21		770,000	780,906
			14,571,200
Pipelines 1.2%
Enterprise Products Operating LLC
3.125%, due 7/31/29		2,150,000	2,162,279
4.20%, due 1/31/50		520,000	530,071
Kinder Morgan, Inc.
5.625%, due 11/15/23 (a)		2,449,000	2,707,728
7.75%, due 1/15/32		2,035,000	2,792,204
MPLX, L.P. 4.00%, due 3/15/28		560,000	580,000
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23 (c)		3,725,000	3,766,907
			12,539,189
Private Equity 0.1%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.25%, due 2/1/22		1,390,000	1,428,392

Real Estate Investment Trusts 1.4%
American Tower Corp. 3.00%, due 6/15/23		5,500,000	5,577,335
Digital Realty Trust, L.P. 3.70%, due 8/15/27		3,605,000	3,734,899
GLP Capital, L.P. / GLP Financing II, Inc. 4.875%, due 11/1/20		4,749,000	4,837,806
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		472,000	485,629
			14,635,669
Retail 1.2%
Alimentation Couche-Tard, Inc. (a)
2.35%, due 12/13/19		3,415,000	3,412,274
2.70%, due 7/26/22		1,500,000	1,499,993
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(h)		46,125	49,510
Darden Restaurants, Inc. 3.85%, due 5/1/27		4,847,000	5,021,477
Starbucks Corp. 4.45%, due 8/15/49		1,970,000	2,164,774
			12,148,028
Savings & Loans 0.3%
Nationwide Building Society 3.96%, due 7/18/30 (a)(d)		3,105,000	3,128,529

Semiconductors 1.1%
Broadcom, Inc. 3.625%, due 10/15/24 (a)		2,040,000	2,044,878
NXP B.V. / NXP Funding LLC (a)
4.125%, due 6/1/21		6,300,000	6,443,213
4.625%, due 6/15/22		2,960,000	3,095,736
			11,583,827
Software 0.2%
First Data Corp. 5.00%, due 1/15/24 (a)		270,000	276,615
Fiserv, Inc.
2.75%, due 7/1/24		1,080,000	1,088,099
3.20%, due 7/1/26		685,000	698,970
			2,063,684
Telecommunications 3.8%
AT&T, Inc.
3.20%, due 3/1/22		5,840,000	5,954,465
3.616% (3 Month LIBOR + 1.18%), due 6/12/24 (b)		2,880,000	2,933,194
Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		3,825,000	4,102,532
Rogers Communications, Inc. 3.625%, due 12/15/25		5,635,000	5,955,671
Sprint Corp. 7.875%, due 9/15/23		3,620,000	4,036,300
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		4,480,000	4,709,600
T-Mobile USA, Inc. 6.00%, due 3/1/23 (e)		3,000,000	3,051,870
Telefonica Emisiones SAU 5.462%, due 2/16/21		1,000	1,043
VEON Holdings B.V. 4.95%, due 6/16/24 (a)		3,345,000	3,519,609
Verizon Communications, Inc.
4.125%, due 3/16/27		685,000	744,555
5.15%, due 9/15/23		3,573,000	3,962,864
			38,971,703
Textiles 0.5%
Cintas Corp. No 2 2.90%, due 4/1/22		4,920,000	4,981,853

Total Corporate Bonds (Cost $674,909,957)			686,276,474

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	449,000	625,482

Total Foreign Bonds (Cost $722,593)			625,482

Loan Assignments 6.2% (b)
Advertising 0.5%
Outfront Media Capital LLC 2017 Term Loan B 4.36% (1 Month LIBOR + 2.00%), due 3/18/24		$4,746,007	4,739,088

Commercial Services 0.4%
Global Payments, Inc. 2018 Term Loan B3 3.984% (1 Month LIBOR + 1.75%), due 4/21/23		2,517,063	2,516,013
KAR Auction Services, Inc. Term Loan B4 4.625% (3 Month LIBOR + 2.25%), due 3/11/21		1,481,776	1,479,923
			3,995,936
Environmental Controls 0.5%
Advanced Disposal Services, Inc. Term Loan B3 4.599% (1 Week LIBOR + 2.25%), due 11/10/23		5,520,000	5,528,832

Food Services 0.1%
Aramark Services, Inc. 2018 Term Loan B2 4.08% (3 Month LIBOR + 1.75%), due 3/28/24		1,500,146	1,499,678

Hand & Machine Tools 0.4%
Milacron LLC Amended Term Loan B 4.734% (1 Month LIBOR + 2.50%), due 9/28/23		4,055,129	4,050,061

Health Care - Services 0.4%
Syneos Health, Inc. 2018 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 8/1/24		3,635,998	3,620,414

Household Products & Wares 0.4%
Prestige Brands, Inc. Term Loan B4 4.234% (1 Month LIBOR + 2.00%), due 1/26/24		3,898,047	3,891,225

Insurance 0.4%
MPH Acquisition Holdings LLC 2016 Term Loan B 5.08% (3 Month LIBOR + 2.75%), due 6/7/23		4,100,144	3,974,212

Lodging 0.6%
Boyd Gaming Corp. Term Loan B3 4.624% (1 Week LIBOR + 2.25%), due 9/15/23		314,023	313,911
Hilton Worldwide Finance LLC 2019 Term Loan B2 4.016% (1 Month LIBOR + 1.75%), due 6/22/26		5,324,239	5,339,210
			5,653,121
Media 0.4%
Nielsen Finance LLC Term Loan B4 4.367% (1 Month LIBOR + 2.00%), due 10/4/23		3,875,787	3,866,098

Pharmaceuticals 0.4%
Change Healthcare Holdings, Inc. 2017 Term Loan B 4.734% (1 Month LIBOR + 2.50%), due 3/1/24		4,386,118	4,373,096

Retail 0.2%
1011778 B.C. Unlimited Liability Co. Term Loan B3 4.484% (1 Month LIBOR + 2.25%), due 2/16/24		1,537,875	1,537,490

Telecommunications 1.2%
Level 3 Financing, Inc. 2017 Term Loan B 4.484% (1 Month LIBOR + 2.25%), due 2/22/24		4,000,000	4,001,248
SBA Senior Finance II LLC 2018 Term Loan B 4.24% (1 Month LIBOR + 2.00%), due 4/11/25		8,611,469	8,589,940
			12,591,188
Transportation 0.3%
XPO Logistics, Inc. 2018 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 2/24/25		3,285,000	3,286,370

Total Loan Assignments (Cost $62,747,546)			62,606,809

Mortgage-Backed Securities 7.8%
Agency (Collateralized Mortgage Obligations) 2.1%
Federal Home Loan Mortgage Corporation
Series 2019-1, Class A1 3.50%, due 5/25/29		2,270,533	2,354,548
REMIC Series 4888, Class BA 3.50%, due 9/15/48		2,074,557	2,152,757
Federal National Mortgage Association
REMIC, Series 2019-39, Class LA 3.00%, due 2/25/49		3,140,000	3,140,345
Series 2019-25, Class PA 3.00%, due 5/25/48		2,582,695	2,618,656
Government National Mortgage Association
Series 2014-91, Class MA 3.00%, due 1/16/40		2,834,272	2,898,947
Series 2019-29, Class CB 3.00%, due 10/20/48		2,341,413	2,380,262
Series 2019-43, Class PL 3.00%, due 4/20/49		2,477,757	2,521,293
Series 2019-74, Class AT 3.00%, due 6/20/49		3,431,315	3,503,940
			21,570,748
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.9%
Bank Series 2019-BN19, Class A2 2.926%, due 8/15/61		3,775,000	3,825,131
Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.634% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		18,339	17,841
Benchmark Mortgage Trust Series 2019-B12, Class A5 3.116%, due 8/15/52		3,531,000	3,645,316
BX Commercial Mortgage Trust Series 2018-IND, Class A 3.075% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)		3,008,918	3,008,913
FREMF Mortgage Trust (a)(i)
Series 2013-K30, Class B 3.557%, due 6/25/45		3,975,000	4,090,202
Series 2013-K33, Class B 3.499%, due 8/25/46		2,965,000	3,067,416
Series 2013-K35, Class B 3.94%, due 8/25/23		2,230,000	2,344,194
GS Mortgage Securities Trust
Series 2019-GC40, Class A4 3.16%, due 7/10/52		2,560,000	2,644,573
Series 2019-BOCA, Class A 3.525% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)		4,430,000	4,432,724
Hawaii Hotel Trust Series 2019-MAUI, Class A 3.475% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		2,160,000	2,162,006
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		2,490,000	2,578,335
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class A 4.128%, due 7/5/31 (a)		3,940,000	4,196,695
Series 2013-C16, Class A4 4.166%, due 12/15/46		2,280,000	2,438,203
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A4 3.227%, due 10/15/48		3,235,000	3,351,020
Wells Fargo Commercial Mortgage Trust (a)(i)
Series 2018-1745, Class A 3.749%, due 6/15/36		3,450,000	3,697,893
Series 2018-AUS, Class A 4.058%, due 8/17/36		4,200,000	4,597,686
			50,098,148
Residential Mortgage (Collateralized Mortgage Obligation) 0.2%
JP Morgan Mortgage Trust Series 2019-1, Class A3 4.00%, due 5/25/49 (a)(j)		1,794,185	1,837,268

Whole Loan (Collateralized Mortgage Obligations) 0.6%
Chase Home Lending Mortgage Trust (a)(j)
Series 2019-ATR2, Class A3 3.50%, due 7/25/49 (h)		2,195,000	2,218,267
Series 2019-ATR1, Class A4 4.00%, due 4/25/49		3,328,620	3,373,350
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 5.024%, due 7/25/36 (i)		51,308	52,071
			5,643,688
Total Mortgage-Backed Securities (Cost $77,903,717)			79,149,852

U.S. Government & Federal Agencies 9.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.2%
4.00%, due 2/1/49		2,411,097	2,505,189

Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.6%
3.00%, due 10/1/48		3,200,316	3,233,620
3.50%, due 3/1/49 TBA (k)		11,262,000	11,535,632
4.00%, due 8/1/48		14,351,922	14,933,698
4.00%, due 2/1/49		5,306,993	5,505,806
4.50%, due 1/1/49		10,515,574	11,063,267
			46,272,023
United States Treasury Inflation - Indexed Notes 5.0% (l)
0.75%, due 7/15/28		11,894,949	12,411,489
0.875%, due 1/15/29		36,920,131	38,917,413
			51,328,902
Total U.S. Government & Federal Agencies (Cost $96,934,514)			100,106,114
Total Long-Term Bonds (Cost $960,670,461)			976,856,414

	Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (e)		14	159

Media 0.0% ‡
ION Media Networks, Inc. (h)(m)(n)(o)(p)		22	8,726

Tobacco 0.0% ‡
Turning Point Brands, Inc. (e)		6,802	252,558

Total Common Stocks (Cost $0)			261,443

Short-Term Investments 7.3%
Affiliated Investment Company 6.0%
MainStay U.S. Government Liquidity Fund, 2.07% (q)		60,546,869	60,546,869
Total Affiliated Investment Company (Cost $60,546,869)			60,546,869
Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (q)(s)		2,953,269	2,953,269
Total Unaffiliated Investment Company (Cost $2,953,269)			2,953,269

	Principal Amount
U.S. Government & Federal Agencies 1.0%
United States Treasury Bills 2.058%, due 8/22/19 (r)		$10,400,000	10,387,710
Total U.S. Government & Federal Agencies (Cost $10,387,709)			10,387,710

Total Short-Term Investments (Cost $73,887,847)			73,887,848

Total Investments, Before Investments Sold Short (Cost $1,034,558,308)		103.5%	1,051,005,705

Investments Sold Short (2.4%)
Corporate Bonds Sold Short (2.4%)
Health Care - Services (0.3%)
Davita, Inc. 5.00%, due 5/1/25		$(2,940,000)	(2,881,259)

Internet (1.1%)
Netflix, Inc. 4.375%, due 11/15/26		(10,400,000)	(10,504,000)

Mining (0.5%)
FMG Resources (August 2006) Pty, Ltd. 5.125%, due 5/15/24 (a)		(5,000,000)	(5,200,000)

Semiconductors (0.5%)
Amkor Technology, Inc. 6.625%, due 9/15/27 (a)		(5,000,000)	(5,215,600)

Total Investments Sold Short (Proceeds $23,326,942)			(23,800,859)
Total Investments, Net of Investments Sold Short (Cost $1,011,231,366)		101.1%	1,027,204,846
Other Assets, Less Liabilities		(1.1)	(11,577,647)
Net Assets		100.0%	$1,015,627,199

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2019.
(e)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $2,868,910. The Fund received cash collateral with a value of $2,953,269.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Step coupon - Rate shown was the rate in effect as of July 31, 2019.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2019, the total market value of fair valued securities was $2,276,503, which represented 0.2% of the Fund's net assets.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2019.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(k)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2019, the total net market value of these securities was $11,535,632, which represented 1.1% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(l)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Restricted security.
(o)	Illiquid security - As of July 31, 2019, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $8,726, which represented less than one-tenth of a percent of the Fund's net assets.
(p)	Non-income producing security.
(q)	Current yield as of July 31, 2019.
(r)	Interest rate shown represents yield to maturity.
(s)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of July 31, 2019, the Fund held the following foreign currency forward contracts[1]:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,422,418	EUR	3,923,000	JPMorgan Chase Bank N.A.	8/1/19	$79,655
USD	4,496,568	EUR	3,979,000	JPMorgan Chase Bank N.A.	11/1/19	59,590
USD	10,505,735	GBP	8,082,000	JPMorgan Chase Bank N.A.	8/1/19	677,217
USD	10,356,306	GBP	8,266,000	JPMorgan Chase Bank N.A.	11/1/19	260,841
Total unrealized appreciation						1,077,303
EUR	3,923,000	USD	4,401,998	JPMorgan Chase Bank N.A.	8/1/19	$(59,236)
EUR	250,000	USD	280,736	JPMorgan Chase Bank N.A.	11/1/19	(1,961)
GBP	8,082,000	USD	10,086,740	JPMorgan Chase Bank N.A.	8/1/19	(258,222)
Total unrealized depreciation						(319,419)
Net unrealized appreciation						$757,884

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

As of July 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro Bund	20	September 2019	$3,741,914	$3,876,051	$134,137
United States Treasury Long Bond	24	September 2019	3,576,806	3,734,250	157,444
United States Treasury Ultra Bond	7	September 2019	1,176,181	1,242,938	66,757
Total Long Contracts					358,338

Short Contracts
2-Year United States Treasury Note	(147)	September 2019	(31,377,290)	(31,517,719)	(140,429)
5-Year United States Treasury Note	(684)	September 2019	(79,492,140)	(80,407,406)	(915,266)
10-Year United States Treasury Note	(310)	September 2019	(38,565,240)	(39,500,781)	(935,541)
10-Year United States Treasury Ultra Note	(696)	September 2019	(93,238,763)	(95,939,250)	(2,700,487)
Euro-BTP	(24)	September 2019	(3,409,701)	(3,714,473)	(304,772)
Total Short Contracts					(4,996,495)
Net Unrealized Depreciation					$(4,638,157)

1.	As of July 31, 2019, cash in the amount of $2,000,795 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

Swap Contracts

As of July 31, 2019, the Fund held the following centrally cleared interest rate swap agreements[1]:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$250,000,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Quarterly	$570	$63,605	$64,175
150,000,000	USD	11/9/2019	Fixed 1.83%	3-Month USD-LIBOR	Quarterly	(1,887)	222,549	220,662
40,000,000	USD	3/16/2023	Fixed 2.793%	3-Month USD-LIBOR	Quarterly	—	(1,312,883)	(1,312,883)
41,000,000	USD	3/29/2023	Fixed 2.762%	3-Month USD-LIBOR	Quarterly	—	(1,318,964)	(1,318,964)
						$(1,317)	$(2,345,693)	$(2,347,010)

1	As of July 31, 2019, cash in the amount of $921,296 was on deposit with a broker for centrally cleared swap agreements.

The following abbreviations are used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$48,091,683	$—	$48,091,683
Corporate Bonds	—	686,276,474	—	686,276,474
Foreign Bonds	—	625,482	—	625,482
Loan Assignments	—	62,606,809	—	62,606,809
Mortgage-Backed Securities	—	79,149,852	—	79,149,852
U.S. Government & Federal Agencies	—	100,106,114	—	100,106,114
Total Long-Term Bonds	—	976,856,414	—	976,856,414
Common Stocks (b)	252,717	—	8,726	261,443
Short-Term Investments
Affiliated Investment Company	60,546,869	—	—	60,546,869
Unaffiliated Investment Company	2,953,269	—	—	2,953,269
U.S. Government & Federal Agencies	—	10,387,710	—	10,387,710
Total Short-Term Investments	63,500,138	10,387,710	—	73,887,848
Total Investments in Securities	63,752,855	987,244,124	8,726	1,051,005,705
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	1,077,303	—	1,077,303
Futures Contracts (c)	358,338	—	—	358,338
Interest Rate Swap Contracts	—	284,837	—	284,837
Total Other Financial Instruments	358,338	1,362,140	—	1,720,478
Total Investments in Securities and Other Financial Instruments	$64,111,193	$988,606,264	$8,726	$1,052,726,183

Liability Valuation Inputs

Long-Term Bonds Sold Short
Corporate Bonds Sold Short	—	(23,800,859)	—	(23,800,859)
Total Long-Term Bonds Sold Short	—	(23,800,859)	—	(23,800,859)
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	(319,419)	—	(319,419)
Futures Contracts (c)	(4,996,495)	—	—	(4,996,495)
Interest Rate Swap Contracts	—	(2,631,847)	—	(2,631,847)
Total Other Financial Instruments	(4,996,495)	(2,951,266)	—	(7,947,761)
Total Investments in Securities Sold Short and Other Financial Instruments	$(4,996,495)	$(26,752,125)	$—	$(31,748,620)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $8,726 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Common Stocks
Media	$13,625	$-	$-	$(4,899)	$-	$-	$-	$-	$8,726	$(4,899)
Total	$13,625	$-	$-	$(4,899)	$-	$-	$-	$-	$8,726	$(4,899)

MainStay MAP Equity Fund

Portfolio of Investments  July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.6% †
Aerospace & Defense 7.2%
Boeing Co.	107,088	$36,536,283
Hexcel Corp.	86,655	7,084,913
Huntington Ingalls Industries, Inc.	15,183	3,466,279
Raytheon Co.	84,379	15,381,448
United Technologies Corp.	94,628	12,642,301
		75,111,224
Air Freight & Logistics 0.6%
XPO Logistics, Inc. (a)	98,600	6,653,528

Banks 6.0%
Bank of America Corp.	833,535	25,572,854
Bank OZK	147,166	4,500,336
Citigroup, Inc.	90,005	6,404,756
JPMorgan Chase & Co.	107,915	12,518,140
U.S. Bancorp	106,136	6,065,672
Wells Fargo & Co.	143,310	6,937,637
		61,999,395
Beverages 1.5%
Coca-Cola Co.	90,326	4,753,857
PepsiCo., Inc.	81,349	10,397,216
		15,151,073
Biotechnology 1.0%
AbbVie, Inc.	102,913	6,856,064
Celgene Corp. (a)	40,848	3,752,297
		10,608,361
Capital Markets 3.4%
Bank of New York Mellon Corp.	67,951	3,188,261
Charles Schwab Corp.	121,672	5,258,664
Goldman Sachs Group, Inc.	37,007	8,146,351
Morgan Stanley	286,953	12,786,625
State Street Corp.	106,600	6,192,394
		35,572,295
Chemicals 2.2%
Corteva, Inc. (a)	69,066	2,037,447
Dow, Inc. (a)	59,101	2,862,852
DuPont de Nemours, Inc.	123,604	8,919,265
Linde PLC	28,052	5,365,787
W.R. Grace & Co.	48,321	3,276,647
		22,461,998
Communications Equipment 0.8%
Arista Networks, Inc. (a)	13,821	3,779,352
Plantronics, Inc.	126,647	4,863,245
		8,642,597
Construction & Engineering 0.5%
Jacobs Engineering Group, Inc.	67,020	5,529,820

Construction Materials 0.6%
Martin Marietta Materials, Inc.	26,045	6,452,649

Consumer Finance 1.5%
American Express Co.	96,385	11,987,402
Discover Financial Services	38,235	3,431,209
		15,418,611
Diversified Financial Services 1.2%
AXA Equitable Holdings, Inc.	290,955	6,540,668
Berkshire Hathaway, Inc., Class B (a)	28,093	5,771,145
		12,311,813
Diversified Telecommunication Services 1.2%
AT&T, Inc.	329,503	11,219,577
GCI Liberty, Inc., Class A (a)	22,788	1,361,127
		12,580,704
Electrical Equipment 0.9%
AMETEK, Inc.	55,077	4,935,450
Rockwell Automation, Inc.	28,070	4,513,095
		9,448,545
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity, Ltd.	65,119	6,016,996

Energy Equipment & Services 0.2%
Schlumberger, Ltd.	62,368	2,492,849

Entertainment 3.9%
Electronic Arts, Inc. (a)	55,980	5,178,150
Liberty Media Corp-Liberty Formula One, Class C (a)	59,500	2,343,110
Lions Gate Entertainment Corp., Class B	48,788	594,726
Madison Square Garden Co., Class A (a)	39,078	11,334,183
Walt Disney Co.	146,088	20,892,045
		40,342,214
Equity Real Estate Investment Trusts 0.6%
Ventas, Inc.	92,432	6,219,749

Food & Staples Retailing 0.6%
Walgreens Boots Alliance, Inc.	124,788	6,799,698

Food Products 0.5%
Mondelez International, Inc., Class A	58,657	3,137,563
Post Holdings, Inc. (a)	23,879	2,560,306
		5,697,869
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	59,800	5,208,580
Boston Scientific Corp. (a)	132,185	5,612,575
Danaher Corp.	46,705	6,562,053
Medtronic PLC	152,000	15,494,880
		32,878,088
Health Care Providers & Services 3.0%
Centene Corp. (a)	154,371	8,041,185
CVS Health Corp.	253,687	14,173,493
UnitedHealth Group, Inc.	34,466	8,582,379
		30,797,057
Hotels, Restaurants & Leisure 1.4%
Marriott International, Inc., Class A	23,400	3,254,004
McDonald's Corp.	25,130	5,295,394
MGM Resorts International	213,602	6,412,332
		14,961,730
Household Durables 0.5%
LGI Homes, Inc. (a)(b)	81,171	5,705,510

Household Products 0.4%
Procter & Gamble Co.	33,169	3,915,269

Industrial Conglomerates 0.8%
Honeywell International, Inc.	49,481	8,533,493

Insurance 4.5%
American International Group, Inc.	296,675	16,610,833
Chubb, Ltd.	35,600	5,441,104
MetLife, Inc.	192,294	9,503,170
Travelers Cos., Inc.	77,198	11,318,771
Willis Towers Watson PLC	21,247	4,147,839
		47,021,717
Interactive Media & Services 6.9%
Alphabet, Inc. (a)
Class A	9,768	11,899,377
Class C	30,543	37,161,057
Facebook, Inc., Class A (a)	102,263	19,862,543
Tencent Holdings, Ltd., ADR	57,100	2,655,150
		71,578,127
Internet & Direct Marketing Retail 1.5%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	12,235	2,118,001
Booking Holdings, Inc. (a)	2,349	4,431,647
Ctrip.com International, Ltd., ADR (a)	40,512	1,579,158
eBay, Inc.	100,174	4,126,167
Qurate Retail, Inc. (a)	209,354	2,960,265
		15,215,238
IT Services 3.9%
Automatic Data Processing, Inc.	27,900	4,645,908
PayPal Holdings, Inc. (a)	200,156	22,097,223
Visa, Inc., Class A	75,722	13,478,516
		40,221,647
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	82,227	5,707,376
Charles River Laboratories International, Inc. (a)	34,662	4,663,426
		10,370,802
Machinery 1.1%
Caterpillar, Inc.	17,365	2,286,450
Ingersoll-Rand PLC	50,473	6,241,491
Middleby Corp. (a)	25,747	3,459,882
		11,987,823
Media 5.5%
Comcast Corp., Class A	336,602	14,531,108
Discovery, Inc., Class C (a)	125,478	3,543,499
Fox Corp., Class A	91,335	3,408,622
Liberty Broadband Corp. (a)
Class A	17,658	1,733,839
Class C	104,823	10,430,937
Liberty Media Corp-Liberty SiriusXM (a)
Class A	169,915	7,073,561
Class C	368,739	15,435,415
MSG Networks, Inc., Class A (a)	35,445	673,101
		56,830,082
Metals & Mining 0.3%
Reliance Steel & Aluminum Co.	36,914	3,689,554

Multiline Retail 0.5%
Dollar General Corp.	38,235	5,124,255

Oil, Gas & Consumable Fuels 2.8%
ConocoPhillips	55,323	3,268,483
Enbridge, Inc.	133,569	4,459,869
EOG Resources, Inc.	21,195	1,819,591
Marathon Petroleum Corp.	99,236	5,595,918
Occidental Petroleum Corp.	124,506	6,394,628
Phillips 66	51,170	5,247,995
Williams Cos., Inc.	80,500	1,983,520
		28,770,004
Pharmaceuticals 3.1%
Allergan PLC	60,232	9,667,236
Johnson & Johnson	39,466	5,139,262
Merck & Co., Inc.	72,125	5,985,654
Pfizer, Inc.	303,594	11,791,591
		32,583,743
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	25,051	3,649,680

Road & Rail 2.9%
CSX Corp.	97,616	6,872,166
Norfolk Southern Corp.	19,027	3,636,440
Union Pacific Corp.	107,047	19,263,108
		29,771,714
Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	155,146	7,659,558
Broadcom, Inc.	21,884	6,346,141
Intel Corp.	33,229	1,679,726
Micron Technology, Inc. (a)	68,844	3,090,407
Texas Instruments, Inc.	17,700	2,212,677
Universal Display Corp.	21,758	4,592,679
		25,581,188
Software 7.9%
LogMeIn, Inc.	57,916	4,399,879
Microsoft Corp.	429,967	58,591,603
Oracle Corp.	201,806	11,361,678
PTC, Inc. (a)	66,484	4,506,285
Symantec Corp.	141,459	3,049,856
		81,909,301
Specialty Retail 3.4%
CarMax, Inc. (a)	45,383	3,982,812
Home Depot, Inc.	68,825	14,707,214
Lowe's Cos., Inc.	92,154	9,344,416
Tiffany & Co.	19,233	1,806,363
TJX Cos., Inc.	100,559	5,486,499
		35,327,304
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	256,573	54,660,312

Thrifts & Mortgage Finance 0.5%
Axos Financial, Inc. (a)	171,213	5,018,253

Tobacco 0.5%
Philip Morris International, Inc.	57,979	4,847,624

Total Common Stocks (Cost $618,465,450)		1,026,461,503

Short-Term Investments 1.1%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 2.07% (c)	11,706,297	11,706,297

Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (c)(d)	72,750	72,750

Total Short-Term Investments (Cost $11,779,047)		11,779,047

Total Investments (Cost $630,244,497)	99.7%	1,038,240,550
Other Assets, Less Liabilities	0.3	2,904,988
Net Assets	100.0%	$1,041,145,538

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $234,165; the total market value of collateral held by the Fund was $242,680. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $169,930.
(c)	Current yield as of July 31, 2019.
(d)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$1,026,461,503	$—	$—	$1,026,461,503
Short-Term Investments
Affiliated Investment Company	11,706,297	—	—	11,706,297
Unaffiliated Investment Company	72,750	—	—	72,750
Total Short-Term Investments	11,779,047	—	—	11,779,047
Total Investments in Securities	$1,038,240,550	$—	$—	$1,038,240,550

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2019 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2019, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of July 31, 2019, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2019, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940 as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay MacKay High Yield Corporate Bond Portfolio

Asset Class	Fair Value at 7/31/19*	Valuation Technique	Unobservable Inputs	Range
Convertible Bonds	$29,221,204	Income Approach	Spread Adjustment	12.00%

	11,339	Income Approach	Liquidity Discount	100bps
			Subordination Discount	150 bps

Corporate Bonds	126,375,664	Income Approach	Spread Adjustment	1.43% - 5.78%

	14,321,586	Market Approach	Asset Coverage at $50 Crude, $3.00 Natural Gas	$0.95
			PIK Discount Spread	3.00%

Common Stocks	9,246,421	Market Approach	Estimated Enterprise Value	$1,002.6m - $1,130.3m
			Estimated Volatility	20.00%

	2,314,883	Market Approach	Asset Coverage at $50 Crude, $3.00 Natural Gas, Implied Equity Value	$13.30M
			Liquidity Discount	25.00%

	907,139	Market Approach	EBITDA Multiple	6.00x

	9,898,795	Market Approach	EBITDA Multiple	5.75x
			Discount Rate	10.00%

	0	Qualitative Assessment		$0.00
	$192,297,031

* The table above does not include Level 3 investments that was valued by a broker without adjustment. As of July 31, 2019, the value of these investments was $$30,377,540. The inputs for these investments were not readily available or cannot be reasonably estimated.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of July 31, 2019 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2019, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended July 31, 2019, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Candriam Emerging Markets Debt Fund (a)

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$85,353	$(53,615)	$—	$—	$31,738	$74	$—	31,738

MainStay Income Builder Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$47,219	$456,505	$(457,832)	$—	$—	$45,892	$724	$—	45,892

MainStay Large Cap Growth Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$199,452	$2,348,540	$(2,457,336)	$—	$—	$90,656	$1,383	$—	90,656

MainStay MacKay Common Stock Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$67	$26,003	$(25,948)	$—	$—	$122	$3	$—	122

MainStay MacKay Convertible Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$126,303	$289,231	$(299,577)	$—	$—	$115,957	$1,206	$—	115,957

MainStay MacKay Infrastructure Bond Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,801	$62,888	$(64,689)	$—	$—	$—	$33	$—	—

MainStay MacKay International Equity Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$615	$26,416	$(26,680)	$—	$—	$351	$7	$—	351

MainStay MacKay Unconstrained Bond Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$15,391	$490,590	$(445,434)	$—	$—	$60,547	$516	$—	60,547

MainStay MAP Equity Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$14,615	$186,278	$(189,187)	$—	$—	$11,706	$260	$—	11,706

(a)	Prior to June 21, 2019, known as MacKay Emerging Markets Debt Fund.